UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03451

SEI Daily Income Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: January 31, 2013

Date of reporting period: January 31, 2013

Item 1.	Reports to Stockholders.

January 31, 2013

ANNUAL REPORT

SEI Daily Income Trust

† Money Market Fund

† Government Fund

† Government II Fund

† Prime Obligation Fund

† Treasury Fund

† Treasury II Fund

† Ultra Short Duration Bond Fund

† Short-Duration Government Fund

† Intermediate-Duration Government Fund

† GNMA Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Since the Funds in SEI Daily Income Trust typically hold only fixed income securities, they generally are not expected to hold securities for which they may be required to vote proxies. Regardless, in light of the possibility that a Fund could hold a security for which a proxy is voted, the Trust has adopted proxy voting policies. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SEI DAILY INCOME TRUST — JANUARY 31, 2013

Letter to Shareholders

To Our Shareholders:

For the fiscal year ended January 31, 2013, the U.S. fixed-income market experienced continued investor risk appetite and spread compression in non-Treasury sectors of the market as investors searched for yield. Economic data has been mixed; however, slowly improving employment and housing data have been positives. The Federal Reserve kept the federal funds rate at its historically low level and initiated another round of quantitative easing in September. We believe rates eventually have to go up, and we expect a gradual transition to higher rates later in 2013.

The overarching themes in U.S. fixed-income markets are little changed from the previous 12-months. Despite the volatility in Treasuries during the period, rallies in the non-Treasury sectors provided strong performance for the fixed-income markets throughout the year. The corporate market continued to be supported by stabilizing economic conditions, improving corporate fundamentals and better market liquidity. Securitized sectors continued to benefit from stable and improving fundamentals as well as strong technicals, as sectors including asset-backed securities and non-agency mortgage-backed securities (“MBS”) had negative net supply. During the period, agency MBS outperformed duration-neutral Treasuries, with demand supported by Federal Reserve purchases as well as domestic and foreign banks.

On behalf of SEI Investments, I want to thank you for your confidence in the SEI Daily Income Trust. We are working every day to maintain that confidence, and we look forward to serving your investment needs in the future.

Sincerely,

Robert A. Nesher

President

SEI Daily Income Trust / Annual Report / January 31, 2013	1

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI DAILY INCOME TRUST — JANUARY 31, 2013

Ultra Short Duration Bond Fund

I. Objective

The Ultra Short Duration Bond Fund (the “Fund”) seeks to provide a higher current income than that typically offered by a money-market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility. The Fund invests in U.S. Treasury and U.S. agency securities, short-average-life mortgage-backed securities (“MBS”), asset-backed securities (“ABS”) and short-term investment-grade securities of U.S. issuers. The Sub-Advisers will strive to maintain a portfolio duration for the Fund of 18 months or less under normal market conditions.

II. Multi-Manager Approach

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corporation (“SIMC”). We added Logan Circle Partners to the Fund in March 2012. The Fund’s current sub-advisers are Wellington Management Company and Logan Circle Partners.

III. Market Commentary

For the fiscal year ended January 31, 2013, the non-Treasury sectors of the U.S. fixed-income market outperformed duration-equivalent Treasuries. Riskier assets benefited from accommodative monetary policies of both the European Central Bank (“ECB”) and Federal Reserve (“Fed”), including two rounds of Long Term Refinancing Operation, the ECB’s open-ended buying of distressed government debt, the Fed’s open-ended purchases of MBS and continuation of Operation Twist. In addition, the Federal Open Market Committee stated it would not raise interest rates as long as the unemployment rate was above 6.5% and inflation remained below 2.5%. The resulting “risk-on” environment helped all non-Treasury sectors outperform Treasuries. However, concerns remain around European and U.S. political challenges.

The 10-year Treasury yield remained largely range bound, but did increase from 1.80% to 1.99% over the Fund’s fiscal year as risk assets rallied to start 2013 with investors reacting positively to a temporary solution to the fiscal cliff and legislation that suspended the debt ceiling. Fundamentals continued to improve for the non-Treasury sectors. The investment-grade corporate market continued to see active new issuance and was supported by better-than-expected corporate earnings. After a few years of deleveraging, financial companies now have much stronger balance sheets. In the meantime, the U.S. housing market showed signs of stability as prices improved and delinquency rates trended lower. The lack of supply, strong investor demand and stabilizing fundamentals continue to support the securitized market.

IV. Return vs. Benchmark

The Ultra Short Duration Bond Fund, Class A, returned 2.31% (net of fees) for the fiscal year ended January 31, 2013, compared to 0.24% for the benchmark, the Barclays Capital Short U.S. Treasury 9-12 Month Index.

V. Fund Attribution

The primary driver of the Fund’s outperformance was its allocation to non-agency MBS, corporate securities and ABS. The non-agency MBS market remained well supported by a strong technical and fundamental backdrop. Housing continued to improve, and CoreLogic and Case-Shiller home price reports pointed to a further strengthening in the U.S. housing recovery. U.S. investment-grade corporate bonds also performed well during the period. A combination of a positive outcome to the fiscal cliff negotiations, continued liquidity measures from the Fed, solid earnings reports and positive global macroeconomic data pushed investors out of the relative safety of government debt and into riskier assets. ABS benefited from steady demand across the buyer universe, resulting in tighter spreads for auto and credit card ABS. Regarding derivatives, the Fund used Treasury futures to efficiently manage its duration and yield-curve exposures.

2	SEI Daily Income Trust / Annual Report / January 31, 2013

Ultra Short Duration Bond Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized 10-Year Return	Annualized Inception to Date
Ultra Short Duration Bond Fund, Class A	2.31%	1.86%	1.42%	1.96%	3.64%
Barclays Capital Short U.S. Treasury 9-12 Month Index	0.24%	0.42%	1.12%	2.18%	3.71%

Comparison of Change in the Value of a $10,000 Investment in the Ultra Short Duration Bond Fund, Class A, versus the Barclays Capital Short U.S. Treasury 9-12 Month Index

[1]

For the periods ended January 31, 2013. Past performance is no indication of future performance. Class A Shares were offered beginning 9/28/93. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

SEI Daily Income Trust / Annual Report / January 31, 2013	3

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI DAILY INCOME TRUST — JANUARY 31, 2013

Short-Duration Government Fund

I. Objective

The Short-Duration Government Fund (the “Fund”) seeks to provide current income consistent with the preservation of capital.

II. Multi-Manager Approach

The Fund uses a sub-adviser to manage the Fund under the supervision of SEI Investments Management Corporation (“SIMC”). The Fund’s current sub-adviser is Wellington Management Company. There were no manager changes during the period.

III. Market Commentary

For the fiscal year ended January 31, 2013, the non-Treasury sectors of the U.S. fixed-income market outperformed duration-equivalent Treasuries. Riskier assets benefited from accommodative monetary policies of both the European Central Bank (“ECB”) and Federal Reserve (“Fed”), including two rounds of Long Term Refinancing Operation, the ECB’s open-ended buying of distressed government debt, the Fed’s open-ended purchases of mortgage-backed securities (“MBS”) and the continuation of Operation Twist. In addition, the Federal Open Market Committee stated it would not raise interest rates as long as the unemployment rate was above 6.5% and inflation remained below 2.5%. The resulting “risk-on” environment helped all non-Treasury sectors outperform Treasuries. However, concerns remain around European and U.S. political challenges.

The 10-year Treasury yield remained largely range bound, but did increase from 1.80% to 1.99% over the Fund’s fiscal year as risk assets rallied to start 2013 with investors reacting positively to a temporary solution to the fiscal cliff and legislation that suspended the debt ceiling. Fundamentals continued to improve for the non-Treasury sectors. The investment-grade corporate market continued to see active new issuance and was supported by better-than-expected corporate earnings. After a few years of deleveraging, financial companies now have much stronger balance sheets. In the meantime, the U.S. housing market showed signs of stability as prices improved and delinquency rates trended lower. The lack of supply, strong investor demand and stabilizing fundamentals continue to support the securitized market.

IV. Return vs. Benchmark

The Short-Duration Government Fund, Class A, returned 0.92% (net of fees) for the fiscal year ended January 31, 2013, compared with 0.33% for the benchmark BofA Merrill Lynch 1-3 Year U.S. Treasury Bond Index.

V. Fund Attribution

For the fiscal year, the Fund benefited from allocations to agency mortgage-backed pass-throughs, intermediate agency debentures and agency multi-family residential sectors, as these securities offered a yield advantage over the Fund’s Treasury benchmark. In addition, the Fund benefited from security selection within agency MBS, particularly lower coupons, as these securities were least likely to prepay and remain supported by the Fed’s MBS buying program. The Fund continues to favor agency MBS as changes in the mortgage capital markets have reduced cash-flow variability, and supply/demand technicals continue to support the asset class. The Fed’s announced purchases of $45 billion in Treasuries and $40 billion in agency MBS per month, in addition to the dovish tone of its policy statements, served as a modest positive technical to the mortgage market. The Fund’s yield-curve position, which emphasized a flattening bias by overweighting the intermediate part of the curve (a function of security selection), was a slight detractor. Regarding derivatives, the Fund used Treasury futures and to-be-announced (“TBA”) forward contracts to effectively manage duration, yield curve and market exposure. TBA contracts confer the obligation to buy or sell future debt obligations of the three U.S. government-sponsored agencies (Fannie Mae, Freddie Mac and Ginnie Mae) that issue or guarantee MBS.

4	SEI Daily Income Trust / Annual Report / January 31, 2013

Short-Duration Government Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized 10-Year Return	Annualized Inception to Date
Short-Duration Government Fund, Class A	0.92%	2.01%	3.00%	3.08%	5.14%
BofA Merrill Lynch 1-3 Year U.S. Treasury Bond Index	0.33%	1.19%	1.97%	2.72%	5.25%

Comparison of Change in the Value of a $10,000 Investment in the Short-Duration Government Fund, Class A, versus the BofA Merrill Lynch 1-3 Year U.S. Treasury Bond Index

[1]

For the periods ended January 31, 2013. Past performance is no indication of future performance. Class A shares were offered beginning 2/17/87. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

SEI Daily Income Trust / Annual Report / January 31, 2013	5

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI DAILY INCOME TRUST — JANUARY 31, 2013

Intermediate-Duration Government Fund

I. Objective

The Intermediate-Duration Government Fund (the “Fund”) seeks to provide current income consistent with the preservation of capital.

II. Multi-Manager Approach

The Fund uses a sub-adviser to manage the Fund under the supervision of SEI Investments Management Corporation (“SIMC”). Currently the sub-adviser is Wellington Management Company. There were no manager changes during the period.

III. Market Commentary

For the fiscal year ended January 31, 2013, the non-Treasury sectors of the U.S. fixed-income market outperformed duration-equivalent Treasuries. Riskier assets benefited from accommodative monetary policies of both the European Central Bank (“ECB”) and Federal Reserve (“Fed”), including two rounds of Long Term Refinancing Operation, the ECB’s open-ended buying of distressed government debt, the Fed’s open-ended purchases of mortgage-backed securities (“MBS”) and the continuation of Operation Twist. In addition, the Federal Open Market Committee stated it would not raise interest rates as long as the unemployment rate was above 6.5% and inflation remained below 2.5%. The resulting “risk-on” environment helped all non-Treasury sectors outperform Treasuries. However, concerns remain around European and U.S. political challenges.

The 10-year Treasury yield remained largely range bound, but did increase from 1.80% to 1.99% over the Fund’s fiscal year as risk assets rallied to start 2013 with investors reacting positively to a temporary solution to the fiscal cliff and legislation that suspended the debt ceiling. Fundamentals continued to improve for the non-Treasury sectors. The investment-grade corporate market continued to see active new issuance and was supported by better-than-expected corporate earnings. After a few years of deleveraging, financial companies now have much stronger balance sheets. In the meantime, the U.S. housing market showed signs of stability as prices improved and delinquency rates trended lower. The lack of supply, strong investor demand and stabilizing fundamentals continue to support the securitized market.

IV. Return vs. Benchmark

The Intermediate-Duration Government Fund, Class A, returned 1.63% (net of fees) for the fiscal year ended January 31, 2013, compared with 0.65% for the benchmark BofA Merrill Lynch 3-5 Year U.S. Treasury Bond Index.

V. Fund Attribution

For the fiscal year, the Fund benefited from allocations to agency mortgage-backed pass throughs, intermediate agency debentures and agency multi-family residential sectors, as these securities offered a yield advantage over the Fund’s Treasury benchmark. In addition, the Fund benefited from security selection within agency MBS, particularly lower coupons, as these securities were least likely to prepay and remain supported by the Fed’s MBS-buying program. The Fund continues to favor agency MBS as changes in the mortgage-capital market have reduced cash-flow variability, and supply/demand technicals continue to support the asset class. The Fed’s announced purchases of $45 billion in Treasuries and $40 billion in agency MBS per month, in addition to the dovish tone of its policy statements, served as a modest positive technical to the mortgage market. The Fund’s yield-curve position, which emphasized a flattening bias by overweighting the intermediate part of the yield curve (a function of security selection), was a slight detractor. Regarding derivatives, the Fund used Treasury futures and to-be-announced (“TBA”) forward contracts to effectively manage duration, yield curve and market exposure. TBA contracts confer the obligation to buy or sell future debt obligations of the three U.S. government-sponsored agencies (Fannie Mae, Freddie Mac and Ginnie Mae) that issue or guarantee MBS.

6	SEI Daily Income Trust / Annual Report / January 31, 2013

Intermediate-Duration Government Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized 10-Year Return	Annualized Inception to Date
Intermediate-Duration Government Fund, Class A	1.63%	4.47%	5.56%	4.79%	6.31%
BofA Merrill Lynch 3-5 Year U.S. Treasury Bond Index	0.65%	3.83%	4.25%	4.33%	6.49%

Comparison of Change in the Value of a $10,000 Investment in the Intermediate-Duration Government Fund, Class A, versus the BofA Merrill Lynch 3-5 Year U.S. Treasury Bond Index

[1]

For the periods ended January 31, 2013. Past performance is no indication of future performance. Class A shares were offered beginning 2/17/87. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

SEI Daily Income Trust / Annual Report / January 31, 2013	7

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI DAILY INCOME TRUST — JANUARY 31, 2013

GNMA Fund

I. Objective

The GNMA Fund (the “Fund”) seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund invests primarily in mortgage-backed securities issued by the Government National Mortgage Association (“GNMA”) and backed by the full faith and credit of the U.S. Government.

II. Multi-Manager Approach

The Fund uses a sub-adviser to manage the Fund under the supervision of SEI Investments Management Corporation (“SIMC”). Currently the sub-adviser is Wellington Management Company. There have been no manager changes during the period.

III. Market Commentary

For the fiscal year ended January 31, 2013, the non-Treasury sectors of the U.S. fixed-income market outperformed duration-equivalent Treasuries. Riskier assets benefited from accommodative monetary policies of both the European Central Bank (“ECB”) and Federal Reserve (“Fed”), including two rounds of Long Term Refinancing Operation, the ECB’s open-ended buying of distressed government debt, the Fed’s open-ended purchases of mortgage-backed securities (“MBS”) and the continuation of Operation Twist. In addition, the Federal Open Market Committee stated it would not raise interest rates as long as the unemployment rate was above 6.5% and inflation remained below 2.5%. The resulting “risk-on” environment helped all non-Treasury sectors outperform Treasuries. However, concerns remain around European and U.S. political challenges.

The 10-year Treasury yield remained largely range bound, but did increase from 1.80% to 1.99% over the Fund’s fiscal year as risk assets rallied to start 2013 with investors reacting positively to a temporary solution to the fiscal cliff and legislation that suspended the debt ceiling. Fundamentals continued to improve for the non-Treasury sectors. The investment-grade corporate market continued to see active new issuance and was supported by better-than-expected corporate earnings. After a few years of deleveraging, financial companies now have much stronger balance sheets. In the meantime, the U.S. housing market showed signs of stability as prices improved and delinquency rates trended lower. The lack of supply, strong investor demand and stabilizing fundamentals continue to support the securitized market.

IV. Return vs. Benchmark

The GNMA Fund, Class A, returned 1.98% (net of fees) for the fiscal year ended January 31, 2013, compared with 1.54% for the benchmark Barclays Capital GNMA Index.

V. Fund Attribution

For the fiscal year ended January 31, 2013, the Fund actively traded agency mortgage backed pass-throughs—taking advantage of short-term volatilities as the sector remained highly sensitive to economic conditions, Fed statements, policy actions and investor sentiment. The Fund’s coupon and security selection within 30-year GNMA pass-throughs, particularly lower coupons, added to relative performance as these securities were least likely to prepay and remain supported by the Fed’s MBS-buying program. The Fund’s allocation to conventional Fannie Mae and Freddie Mac MBS also contributed to relative performance as these securities outperformed GNMA pass-throughs. Regarding derivatives, the Fund used Treasury futures and to-be-announced (“TBA”) forward contracts to effectively manage duration, yield curve and market exposure. TBA contracts confer the obligation to buy or sell future debt obligations of the three U.S. government-sponsored agencies (Fannie Mae, Freddie Mac and Ginnie Mae) that issue or guarantee MBS.

8	SEI Daily Income Trust / Annual Report / January 31, 2013

GNMA Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized 10-Year Return	Annualized Inception to Date
GNMA Fund, Class A	1.98%	5.35%	6.14%	5.09%	6.67%
Barclays Capital GNMA Index	1.54%	4.99%	5.54%	5.12%	7.06%

Comparison of Change in the Value of a $10,000 Investment in the GNMA Fund, Class A, versus the Barclays Capital GNMA Index

[1]

For the periods ended January 31, 2013. Past performance is no indication of future performance. Class A shares were offered beginning 3/20/87. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

SEI Daily Income Trust / Annual Report / January 31, 2013	9

Definition of Comparative Indices*

Barclays Capital GNMA Index is a widely-recognized, capitalization-weighted index of 15-30 year fixed-rate securities backed by mortgage pools of GNMA.

Barclays Capital Short U.S. Treasury 9-12 Month Index is a widely-recognized, market weighted index of U.S. Treasury Bonds with remaining maturities between nine and twelve months.

BofA Merrill Lynch 1-3 Year U.S. Treasury Bond Index is a widely-recognized, unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least one year and less than 3 years.

BofA Merrill Lynch 3-5 Year U.S. Treasury Bond Index is a widely-recognized, unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least three years and less than five years

*	An Index measures the market price of a specific group of securities in a particular market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

10	SEI Daily Income Trust / Annual Report / January 31, 2013

SCHEDULE OF INVESTMENTS

Money Market Fund

January 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

COMMERCIAL PAPER (B) (C) — 44.1%
ANZ National International
0.341%, 02/22/13	$1,300	$1,300
0.331%, 02/27/13	1,000	1,000
0.260%, 07/11/13	6,740	6,732
ASB Finance
0.295%, 05/16/13	3,035	3,032
0.285%, 06/21/13	1,270	1,269
BNZ International Funding
0.299%, 05/09/13	14,363	14,351
Chariot Funding LLC
0.320%, 05/08/13 to 05/09/13	1,625	1,624
0.320%, 05/13/13	695	694
0.300%, 05/16/13	938	937
0.321%, 05/20/13 to 06/04/13	1,751	1,749
0.320%, 06/18/13	1,500	1,498
0.301%, 07/10/13	725	724
0.270%, 07/23/13	750	749
0.541%, 07/30/13	590	589
Coca-Cola
0.230%, 02/19/13	2,400	2,400
0.200%, 04/05/13	5,000	4,998
Commonwealth Bank of Australia
0.321%, 02/11/13	1,000	1,000
0.320%, 02/13/13	4,280	4,280
0.280%, 05/15/13	2,000	1,998
Fairway Finance LLC
0.230%, 02/19/13	2,210	2,210
0.280%, 02/26/13	590	590
0.260%, 04/08/13	525	525
FCAR Owner Trust
0.411%, 02/04/13	200	200
0.290%, 03/01/13	1,180	1,180
0.401%, 03/13/13	450	450
0.351%, 04/01/13	2,805	2,803
0.290%, 04/01/13	425	425
0.270%, 05/14/13	3,805	3,802
Gotham Funding
0.250%, 03/05/13	947	947
0.200%, 04/18/13	5,900	5,897
Jupiter Securitization LLC
0.280%, 04/15/13	1,000	999
0.280%, 04/19/13	751	751

Description	Face Amount ($ Thousands)	Value ($ Thousands)
0.320%, 05/09/13	$2,150	$2,148
0.320%, 05/13/13	695	694
0.321%, 05/20/13	751	750
0.320%, 05/29/13	905	904
0.301%, 07/10/13	725	724
0.281%, 07/15/13	1,145	1,144
0.270%, 07/23/13	750	749
Liberty Street Funding LLC
0.240%, 02/12/13 to 03/20/13	1,174	1,174
0.220%, 02/21/13	7,750	7,749
0.220%, 03/04/13	8,000	7,998
Manhattan Asset Funding LLC
0.270%, 02/20/13	6,400	6,399
MetLife Short-Term Funding LLC
0.361%, 03/11/13	3,435	3,434
0.331%, 04/11/13	1,200	1,199
0.321%, 04/16/13	310	310
0.316%, 04/22/13	4,965	4,962
0.280%, 04/29/13	1,500	1,499
0.260%, 07/15/13	5,000	4,994
Nestle Finance International
0.255%, 03/26/13	2,000	1,999
0.240%, 03/27/13	4,000	3,999
0.250%, 04/15/13	7,100	7,096
0.251%, 04/22/13	1,000	999
New York Life Capital
0.170%, 02/21/13	518	518
0.161%, 04/16/13	410	410
Old Line Funding LLC
0.320%, 02/19/13 to 03/15/13	2,100	2,099
0.320%, 02/21/13	725	725
0.310%, 04/08/13	3,260	3,258
0.300%, 05/20/13	2,405	2,403
0.301%, 05/21/13	1,353	1,352
Thunder Bay Funding LLC
0.321%, 03/04/13	2,700	2,699
Toyota Credit Canada
0.270%, 03/01/13	1,035	1,035
0.270%, 03/04/13	1,035	1,035
Toyota Motor Credit
0.230%, 02/14/13	2,600	2,600
0.270%, 03/06/13	400	400
0.280%, 03/19/13	600	600
0.240%, 04/01/13	5,000	4,998
0.230%, 05/23/13	2,000	1,999
Westpac Securities
0.230%, 03/18/13	600	600
0.290%, 06/05/13	2,750	2,747

Total Commercial Paper (Cost $162,105) ($ Thousands)		162,105

SEI Daily Income Trust / Annual Report / January 31, 2013	11

SCHEDULE OF INVESTMENTS

Money Market Fund (Continued)

January 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CERTIFICATES OF DEPOSIT — 14.1%
Bank of Montreal
0.230%, 03/13/13	$5,000	$5,000
0.270%, 04/19/13	3,000	3,000
0.270%, 05/10/13	3,960	3,960
0.300%, 06/05/13	2,414	2,414
Bank of Nova Scotia
0.240%, 04/11/13	5,000	5,000
Bank of Tokyo-Mitsubishi UFJ NY
0.230%, 02/19/13	2,700	2,700
0.230%, 04/16/13	5,000	5,000
Skandinaviska Enskilda Banken
0.220%, 04/22/13	7,000	7,000
Sumitomo Mitsui Banking
0.260%, 04/02/13	5,100	5,100
0.240%, 04/15/13	3,100	3,100
Toronto-Dominion Bank
0.300%, 02/20/13	5,000	5,000
0.270%, 02/28/13	2,000	2,000
0.270%, 03/11/13	2,500	2,500

Total Certificates of Deposit (Cost $51,774) ($ Thousands)		51,774

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.5%
FFCB (A)	2,090	2,090
0.250%, 02/01/13
FFCB, Ser 1 (A)	4,095	4,094
0.186%, 02/14/13
FHLB
0.220%, 02/01/13 (A)	2,800	2,800
0.210%, 02/01/13 (A)	975	975
1.875%, 06/21/13	2,830	2,848
0.300%, 11/22/13 to 12/06/13	935	936
4.875%, 11/27/13	480	498
FHLMC (A)
0.420%, 02/01/13	2,780	2,779
FHLMC MTN
0.375%, 11/27/13	308	308
FNMA (A)
0.360%, 02/01/13	895	895
0.350%, 02/01/13	500	500
0.185%, 02/20/13	1,480	1,479

Total U.S. Government Agency Obligations (Cost $20,202) ($ Thousands)		20,202

MUNICIPAL BONDS (A) — 3.1%

California — 0.1%
Calleguas-Las Virgenes, Public Financing Authority, Ser A, RB
0.080%, 02/07/13	225	225

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Connecticut — 0.2%
Connecticut State, Housing & Finance Authority, Sub-Ser A-5, RB
0.148%, 02/07/13	$660	$660

Iowa — 0.3%
Iowa State, Finance Authority, Ser C, RB
0.148%, 02/07/13	1,145	1,145
Iowa State, Finance Authority, Ser G, RB
0.150%, 02/07/13	45	45

		1,190

Massachusetts — 0.1%
Simmons College, RB
0.170%, 02/07/13	220	220

Michigan — 0.3%
Kent, Hospital Finance Authority, Ser C, RB
0.080%, 02/06/13	1,165	1,165

Minnesota — 0.2%
Minnesota, Office of Higher Education, Ser A, RB
0.178%, 02/07/13	700	700

Missouri — 0.1%
St. Louis, Industrial Development Authority, Ser B, RB
0.100%, 02/06/13	260	260

New Hampshire — 0.0%
New Hampshire State, Health & Education Facilities Authority, Ser C, RB
0.160%, 02/06/13	190	190

New Jersey — 0.4%
RBC Municipal Products Trust, RB
0.330%, 02/07/13	1,665	1,665

New Mexico — 0.1%
New Mexico State, Finance Authority, Sub-Ser D, RB
0.168%, 02/07/13	300	300

New York — 0.1%
City of New York, Sub-Ser D-3, GO
0.090%, 02/01/13	485	485

Texas — 0.9%
Texas State, GO
0.170%, 02/05/13	95	95

12	SEI Daily Income Trust / Annual Report / January 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
0.140%, 02/05/13	$345	$345
0.180%, 02/06/13	340	340
Texas State, Ser A, GO
0.140%, 02/05/13	475	475
Texas State, Ser A-2, GO
0.148%, 02/06/13	1,000	1,000
Texas State, Ser B, GO
0.180%, 02/07/13	375	375
Texas State, Ser B2, GO
0.178%, 02/06/13	100	100
Texas State, Ser I, GO
0.178%, 02/06/13	195	195
University of Texas System, Ser B, RB
0.080%, 02/07/13	540	540

		3,465

Wisconsin — 0.3%
Wisconsin State, Health & Educational Facilities Authority, RB
0.110%, 02/06/13	800	800
Wisconsin State, Health & Educational Facilities Authority, Ser B, RB
0.090%, 02/06/13	170	170

		970

Total Municipal Bonds (Cost $11,495) ($ Thousands)		11,495

REPURCHASE AGREEMENTS (D) — 33.2%
Barclays Capital 0.130%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $9,000,033 (collateralized by U.S. Treasury Notes, par value $9,201,300, 0.250%, 07/15/15, with total market value $9,180,050)	9,000	9,000
Goldman Sachs 0.160%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $10,000,044 (collateralized by various FNMA obligations, ranging in par value $619,753-$20,003,203, 2.074%-4.856%, 08/01/30-04/01/42, with total market value $10,200,045)	10,000	10,000
JPMorgan Chase 0.260%, dated 01/31/13, to be repurchased on 02/07/13, repurchase price $1,690,085 (collateralized by Tampa Electric, par value $1,430,000, 6.100%, 05/15/18, with total market value $1,778,847)	1,690	1,690

Description	Face Amount ($ Thousands)	Value ($ Thousands)
JPMorgan Chase 0.310%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $3,475,030 (collateralized by Tampa Electric, par value $2,935,000, 6.100%, 05/15/18, with total market value $3,650,990)	$3,475	$3,475
Mizuho 0.270%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $16,155,130 (collateralized by FHLMC, Citigroup and General Mills, ranging in par value $3,783-$17,512,458, 0.165%-2.747%, 03/21/13-03/01/42, with total market value $16,508,678)	16,155	16,155
Mizuho 0.180%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $9,000,045 (collateralized by U.S. Treasury Notes, par value $9,177,300, 0.125%, 09/30/13, with total market value $9,180,075)	9,000	9,000
RBC Capital 0.220%, dated 01/31/13, to be repurchased on 02/06/13, repurchase price $1,470,054 (collateralized by FHLMC, par value $1,908,484, 4.000%, 12/01/41, with total market value $1,499,455)	1,470	1,470
RBC Capital 0.220%, dated 01/31/13, to be repurchased on 02/06/13, repurchase price $885,032 (collateralized by various FNMA/GNMA obligations, ranging in par value $354,595-$680,859, 2.505%-3.500%, 07/20/41-02/01/42, with total market value $902,733)	885	885
RBC Capital 0.160%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $9,000,040 (collateralized by various FNMA obligations, ranging in par value $4,149,020-$4,581,884, 3.000%-3.500%, 10/01/27-08/01/42, with total market value $9,180,041)	9,000	9,000
RBC Capital 0.220%, dated 01/30/13, to be repurchased on 02/06/13, repurchase price $5,800,248 (collateralized by Skandinaviska Enskilda Banken, par value $5,974,256, 0.000%, 08/12/13, with total market value $5,974,256)	5,800	5,800

SEI Daily Income Trust / Annual Report / January 31, 2013	13

SCHEDULE OF INVESTMENTS

Money Market Fund (Concluded)

January 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
UBS 0.150%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $10,000,042 (collateralized by FHLMC, par value $13,149,669, 4.000%, 02/01/26, with total market value $10,200,000)	$10,000	$10,000
UBS 0.130%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $41,337,149 (collateralized by U.S. Treasury Notes, par value $42,151,000, 0.125%, 09/30/13, with total market value $42,163,746)	41,337	41,337
Wells Fargo 0.290%, dated 01/30/13, to be repurchased on 02/06/13, repurchase price $2,030,114 (collateralized by BB&T, par value $2,067,061, 3.375%, 09/25/13, with total market value $2,131,620)	2,030	2,030
Wells Fargo 0.290%, dated 01/29/13, to be repurchased on 02/05/13, repurchase price $2,055,116 (collateralized by various corporate obligations*, ranging in par value $6,184-$1,134,324, 3.375%-4.200%, 09/25/13-03/10/15, with total market value $2,157,873)	2,055	2,055

Total Repurchase Agreements (Cost $121,897) ($ Thousands)		121,897

Total Investments — 100.0% (Cost $367,473) ($ Thousands)		$367,473

*	A summary of the corporate obligations used to collateralize repurchase agreements entered into by the Fund at January 31, 2013, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
Wells Fargo	BB&T	3.375%	09/25/13	$898
	BP Capital	3.875	03/10/15	1,134
	Simon Property	4.200	02/01/15	6

Percentages are based on Net Assets of $367,418 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2013. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

(D)	Tri-Party Repurchase Agreement.

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

NY — New York

RB — Revenue Bond

Ser — Series

As of January 31, 2013, all of the Fund’s investments were considered Level 2, in accordance with ASC-820.

For the year ended January 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the year ended January 31, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

14	SEI Daily Income Trust / Annual Report / January 31, 2013

SCHEDULE OF INVESTMENTS

Government Fund

January 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 36.4%
FFCB
0.320%, 02/01/13 (A)	$6,000	$6,000
0.300%, 02/01/13 (A)	1,160	1,160
0.250%, 02/01/13 (A)	4,834	4,834
0.240%, 02/01/13 (A)	8,500	8,500
0.262%, 02/07/13 (A)	3,000	3,000
0.176%, 02/12/13 (A)	14,875	14,869
0.175%, 02/24/13 (A)	125	125
0.144%, 02/27/13 (A)	12,000	11,999
0.154%, 02/28/13 (A)	115	115
2.200%, 04/08/13	640	642
0.220%, 04/16/13 to 06/19/13	583	583
4.420%, 05/07/13	34	34
4.150%, 05/15/13	4,275	4,323
3.700%, 05/15/13	854	862
4.000%, 05/21/13	2,705	2,736
0.600%, 05/23/13	1,500	1,502
0.250%, 05/24/13	1,175	1,175
5.400%, 06/24/13	68	69
1.375%, 06/25/13	1,420	1,427
3.880%, 07/08/13	183	186
3.875%, 10/07/13	3,287	3,370
0.200%, 11/20/13 to 12/03/13	2,802	2,803
FFCB, Ser 1
0.186%, 02/14/13 (A)	15,250	15,246
0.220%, 03/22/13 (A)	2,000	2,000
FHLB
0.360%, 02/01/13 (A)	1,000	1,000
0.290%, 02/01/13 (A)	100	100
0.220%, 02/01/13 (A)	7,000	6,999
0.210%, 02/01/13 (A)	11,925	11,921
0.230%, 04/05/13 to 06/06/13	16,670	16,672
0.240%, 04/12/13 to 07/25/13	13,025	13,026
5.985%, 04/15/13	720	728
0.125%, 04/23/13 to 04/30/13	24,875	24,870
0.370%, 04/26/13	2,330	2,331
0.200%, 04/30/13	1,145	1,145
0.220%, 05/02/13	5,700	5,701
0.300%, 05/07/13 to 12/04/13	5,085	5,090
0.310%, 05/16/13	2,250	2,251
3.625%, 05/29/13 to 10/18/13	17,460	17,868
0.510%, 05/29/13	55	55
0.375%, 05/30/13	1,635	1,636
0.350%, 06/06/13 to 07/11/13	3,015	3,017

Description	Face Amount ($ Thousands)	Value ($ Thousands)

5.375%, 06/14/13	$3,885	$3,959
4.250%, 06/14/13	780	792
3.875%, 06/14/13	1,240	1,257
3.750%, 06/14/13	380	385
1.625%, 06/14/13	3,055	3,071
0.180%, 06/14/13 to 08/20/13	12,000	11,999
1.875%, 06/21/13	23,350	23,501
0.330%, 07/01/13	5,665	5,668
0.250%, 07/01/13 to 09/06/13	22,445	22,452
0.170%, 07/12/13 to 07/17/13	24,670	24,667
0.280%, 08/13/13 to 11/21/13	19,350	19,365
5.125%, 08/14/13	95	97
4.000%, 09/06/13	2,205	2,255
5.250%, 09/13/13	115	119
1.000%, 09/13/13	1,500	1,508
4.500%, 09/16/13	1,125	1,155
4.110%, 09/27/13	1,660	1,703
0.150%, 10/04/13	3,880	3,880
0.290%, 11/08/13	210	210
0.500%, 12/13/13	6,800	6,819
FHLB, Ser 1
0.200%, 02/01/13 (A)	1,350	1,350
0.250%, 07/02/13	1,065	1,065
0.500%, 08/28/13	355	356
FHLMC
0.420%, 02/01/13 (A)	2,001	2,003
0.159%, 02/03/13 (A)	2,500	2,500
0.158%, 02/04/13 (A)	12,000	12,000
0.165%, 02/21/13 (A)	4,255	4,255
1.625%, 04/15/13	12,575	12,611
3.500%, 05/29/13	11,595	11,718
4.000%, 06/12/13	1,839	1,864
3.750%, 06/28/13	200	203
4.500%, 07/15/13	11,933	12,165
4.125%, 09/27/13	12,920	13,253
0.375%, 10/15/13	13,000	13,018
0.875%, 10/28/13	700	704
4.875%, 11/15/13	3,158	3,275
FHLMC MTN
4.250%, 05/22/13	965	977
0.375%, 11/27/13	5,023	5,031
FHLMC, Ser 1
0.500%, 10/15/13	10,500	10,524
FNMA
0.360%, 02/01/13 (A)	5,000	4,999
0.350%, 02/01/13 (A)	1,700	1,700
0.178%, 02/08/13 (A)	19,543	19,539
3.625%, 02/12/13	1,313	1,314
0.221%, 02/17/13 (A)	78	78
0.185%, 02/20/13 (A)	7,830	7,828
3.250%, 04/09/13	8,063	8,108
4.050%, 05/28/13	170	172
1.500%, 06/26/13	760	764
3.875%, 07/12/13	9,212	9,362

SEI Daily Income Trust / Annual Report / January 31, 2013	15

SCHEDULE OF INVESTMENTS

Government Fund (Concluded)

January 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

4.375%, 07/17/13	$4,025	$4,102
0.500%, 08/09/13	4,389	4,396
1.250%, 08/20/13	4,232	4,257
1.000%, 09/23/13	1,800	1,809
1.125%, 10/08/13	1,740	1,751
4.625%, 10/15/13	2,500	2,578
2.875%, 12/11/13	5,662	5,793
FNMA, Ser 1
0.400%, 02/01/13 (A)	5,850	5,850
Tennessee Valley Authority
6.000%, 03/15/13	6,100	6,141

Total U.S. Government Agency Obligations (Cost $536,245) ($ Thousands)		536,245

U.S. TREASURY OBLIGATIONS — 4.0%
U.S. Treasury Notes
3.875%, 02/15/13	8,800	8,812
1.375%, 02/15/13	34,250	34,266
1.750%, 04/15/13	16,000	16,050

Total U.S. Treasury Obligations (Cost $59,128) ($ Thousands)		59,128

REPURCHASE AGREEMENTS (B) — 59.5%
Bank of Nova Scotia 0.140%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $200,000,778 (collateralized by various FCSB/FHLB/FHLMC/FNMA obligations, ranging in par value $7,500,000-$28,425,000, 0.000%-5.590%, 01/30/14-04/19/27, with total market value $204,001,910)	200,000	200,000
Barclays Capital 0.130%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $175,000,632 (collateralized by various U.S. Treasury Notes, ranging in par value $73,889,000-$79,409,200, 0.125%-4.250%, 04/15/16-11/15/40, with total market value $178,500,102)	175,000	175,000
Goldman Sachs 0.150%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $200,000,833 (collateralized by various FCSB/FHLB/FHLMC/FNMA obligations, ranging in par value $40,000-$15,150,000, 0.000%-5.375%, 02/06/13-09/15/29, with total market value $204,003,285)	200,000	200,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

JPMorgan Chase 0.160%, dated 01/08/13, to be repurchased on 03/08/13, repurchase price $10,002,622 (collateralized by various FFCB/FHLB/FHLMC/FNMA/RFCO obligations, ranging in par value $5,000-$1,808,200, 0.000%-7.250%, 09/13/13-11/15/30, with total market value $10,202,000) (C)	$10,000	$10,000
JPMorgan Chase 0.180%, dated 11/26/12, to be repurchased on 02/25/13, repurchase price $15,006,825 (collateralized by various FFCB/FHLB/FHLMC/FNMA/RFCO obligations, ranging in par value $5,000-$3,005,400, 0.000%-7.250%, 04/15/13-11/15/30, with total market value $15,300,023) (C)	15,000	15,000
JPMorgan Chase 0.140%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $200,000,778 (collateralized by various FHLMC/FICO/FNMA/RFCO/TVA obligations, ranging in par value $2,000-$87,381,400, 0.000%-9.375%, 02/08/13-09/15/39, with total market value $204,003,348)	200,000	200,000
UBS 0.130%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $25,000,090 (collateralized by U.S. Treasury Notes, par value $25,492,300, 0.125%, 09/30/13, with total market value $25,500,009)	25,000	25,000
UBS 0.180%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $51,682,258 (collateralized by U.S. Treasury Bonds, par value $52,745,200, 0.000%, 08/01/13, with total market value $52,715,663)	51,682	51,682

Total Repurchase Agreements (Cost $876,682) ($ Thousands)		876,682

Total Investments — 99.9% (Cost $1,472,055) ($ Thousands)		$1,472,055

Percentages are based on Net Assets of $1,473,716 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2013. The demand and interest rate reset features give this security a shorter effective maturity date.

16	SEI Daily Income Trust / Annual Report / January 31, 2013

(B)	Tri-Party Repurchase Agreement.

(C)	Security considered illiquid. The total value of such securities as of January 31, 2013 was $25,000 ($ Thousands) and represented 1.7% of Net Assets.

FCSB — Federal Farm Credit Banks Consolidated Systemwide Bonds

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

MTN — Medium Term Note

RFCO — Resolution Funding Corporation

Ser — Series

TVA — Tennessee Valley Authority

As of January 31, 2013, all of the Fund’s investments were considered Level 2, in accordance with ASC-820.

For the year ended January 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the year ended January 31, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Annual Report / January 31, 2013	17

SCHEDULE OF INVESTMENTS

Government II Fund

January 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 55.1%
FFCB
0.320%, 02/01/13 (B)	$20,500	$20,500
0.300%, 02/01/13 (B)	3,240	3,240
0.250%, 02/01/13 (B)	5,218	5,218
0.240%, 02/01/13 (B)	8,000	8,000
0.180%, 02/01/13 (B)	7,000	6,999
0.262%, 02/07/13 (B)	13,000	13,000
0.176%, 02/12/13 (B)	14,835	14,829
0.195%, 02/19/13 (B)	1,100	1,100
0.175%, 02/24/13 (B)	180	180
0.144%, 02/27/13 (B)	14,000	13,999
0.154%, 02/28/13 (B)	170	170
0.700%, 03/25/13	3,000	3,002
2.200%, 04/08/13	610	612
0.220%, 04/16/13	450	450
5.420%, 05/10/13	180	183
4.150%, 05/15/13	4,070	4,116
3.700%, 05/15/13	813	821
4.000%, 05/21/13	180	182
1.375%, 06/25/13	5,045	5,068
3.880%, 07/08/13	178	181
3.875%, 10/07/13	3,875	3,972
FFCB DN (A)
0.010%, 02/01/13	26,270	26,270
0.020%, 02/08/13	17,750	17,750
FFCB, Ser 1 (B)
0.186%, 02/14/13	16,340	16,335
0.220%, 03/22/13	5,000	5,000
FHLB
0.290%, 02/01/13 (B)	4,700	4,700
0.220%, 02/01/13 (B)	4,500	4,499
0.210%, 02/01/13 (B)	11,390	11,386
0.160%, 02/01/13	9,105	9,105
0.125%, 02/01/13 to 12/20/13	30,075	30,069
0.170%, 02/06/13 to 07/17/13	24,180	24,177
0.180%, 02/15/13 to 08/20/13	10,465	10,464
0.190%, 02/22/13	4,585	4,585
3.375%, 02/27/13	7,230	7,246
0.200%, 03/01/13 to 05/02/13	2,020	2,020
0.300%, 03/19/13 to 12/04/13	14,835	14,850
0.230%, 04/05/13 to 06/06/13	16,285	16,287
0.250%, 04/10/13 to 09/06/13	24,555	24,561
0.240%, 04/12/13 to 08/09/13	36,260	36,265
0.370%, 04/26/13	2,785	2,786
0.220%, 05/02/13 to 06/04/13	10,340	10,341
0.310%, 05/16/13 to 12/05/13	8,380	8,389
3.625%, 05/29/13 to 10/18/13	20,915	21,383

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.350%, 05/30/13 to 07/11/13	$6,750	$6,754
5.375%, 06/14/13	4,350	4,432
4.250%, 06/14/13	765	776
3.875%, 06/14/13	2,160	2,189
3.750%, 06/14/13	370	375
1.625%, 06/14/13	3,120	3,136
0.150%, 06/14/13 to 10/04/13	22,440	22,438
1.875%, 06/21/13	20,390	20,522
0.330%, 07/01/13	3,540	3,542
5.125%, 08/14/13	100	103
0.270%, 08/16/13 to 09/12/13	13,940	13,947
4.000%, 09/06/13	1,260	1,289
5.250%, 09/13/13	120	124
1.000%, 09/13/13	805	809
4.500%, 09/16/13	2,250	2,310
0.280%, 09/16/13 to 11/21/13	38,190	38,221
4.110%, 09/27/13	1,820	1,867
0.375%, 10/18/13 to 11/27/13	5,925	5,934
0.290%, 11/08/13 to 12/06/13	1,810	1,812
4.875%, 12/13/13	2,290	2,383
0.500%, 12/13/13	5,500	5,516
FHLB DN (A)
0.014%, 02/01/13	154,805	154,805
0.050%, 02/04/13	12,715	12,715
0.090%, 02/05/13 to 02/13/13	15,832	15,832
0.030%, 02/06/13 to 02/11/13	38,330	38,330
0.034%, 02/08/13	14,270	14,270
FHLB, Ser 1
0.200%, 02/01/13 (B)	1,305	1,305
0.250%, 07/02/13	1,065	1,065
0.500%, 08/28/13	1,270	1,272
Tennessee Valley Authority
6.000%, 03/15/13	6,650	6,695
4.750%, 08/01/13	265	271

Total U.S. Government Agency Obligations (Cost $799,329) ($ Thousands)		799,329

U.S. TREASURY OBLIGATIONS — 44.8%
U.S. Treasury Bills (A)
0.022%, 02/07/13	541,370	541,368
U.S. Treasury Notes
3.875%, 02/15/13	8,580	8,592
1.375%, 02/15/13	67,370	67,403
1.750%, 04/15/13	24,000	24,075
3.125%, 04/30/13	8,545	8,606

Total U.S. Treasury Obligations (Cost $650,044) ($ Thousands)		650,044

Total Investments — 99.9% (Cost $1,449,373) ($ Thousands)		$1,449,373

18	SEI Daily Income Trust / Annual Report / January 31, 2013

Percentages are based on Net Assets of $1,450,957 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2013. The demand and interest rate reset features give this security a shorter effective maturity date.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

Ser — Series

As of January 31, 2013, all of the Fund’s investments were considered Level 2, in accordance with ASC-820.

For the year ended January 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the year ended January 31, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Annual Report / January 31, 2013	19

SCHEDULE OF INVESTMENTS

Prime Obligation Fund

January 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

COMMERCIAL PAPER (B) (C) — 47.8%
ANZ National International
0.331%, 02/27/13	$21,200	$21,195
0.260%, 07/11/13	58,260	58,193
ASB Finance
0.295%, 05/16/13	30,415	30,389
0.281%, 06/21/13	15,190	15,173
0.260%, 07/25/13	25,000	24,969
BNZ International Funding
0.230%, 03/19/13	42,000	41,988
0.220%, 04/16/13	25,750	25,738
0.300%, 05/09/13	42,000	41,966
0.300%, 05/16/13	14,792	14,779
Chariot Funding LLC
0.230%, 02/01/13	14,655	14,655
0.230%, 02/04/13	19,710	19,710
0.320%, 05/08/13	6,520	6,514
0.300%, 05/16/13	9,158	9,150
0.321%, 05/20/13 to 06/04/13	17,667	17,649
0.320%, 06/25/13	7,250	7,241
0.300%, 07/10/13	6,265	6,257
0.270%, 07/23/13 to 07/30/13	13,625	13,607
Coca-Cola
0.230%, 02/19/13	26,200	26,197
0.200%, 04/05/13	32,500	32,489
0.140%, 05/07/13	55,005	54,985
Commonwealth Bank of Australia
0.321%, 02/11/13 to 02/13/13	73,650	73,642
Fairway Finance LLC
0.230%, 02/04/13 to 02/19/23	45,590	45,587
0.230%, 02/11/13	18,250	18,249
0.260%, 04/08/13	5,610	5,607
0.200%, 04/10/13	27,583	27,573
FCAR Owner Trust
0.411%, 02/04/13	17,665	17,664
0.290%, 03/01/13	11,230	11,227
0.401%, 03/13/13	4,945	4,943
0.351%, 04/01/13	31,295	31,277
0.270%, 05/14/13	42,160	42,128
Gotham Funding
0.250%, 03/05/13	7,986	7,984
0.200%, 04/18/13	5,850	5,848
Jupiter Securitization LLC
0.230%, 02/04/13	11,800	11,800
0.280%, 04/15/13	10,240	10,234

Description	Face Amount ($ Thousands)	Value ($ Thousands)
0.280%, 04/19/13	$7,175	$7,171
0.321%, 05/20/13	7,175	7,168
0.300%, 07/03/13 to 07/10/13	43,660	43,604
0.280%, 07/15/13	10,260	10,247
0.270%, 07/23/13	7,005	6,996
Liberty Street Funding LLC
0.240%, 02/12/13 to 03/20/13	11,302	11,300
0.230%, 03/25/13	37,640	37,627
0.200%, 04/15/13	20,300	20,292
Manhattan Asset Funding LLC
0.270%, 02/20/13	31,400	31,396
0.240%, 03/08/13	27,740	27,734
Market Street Funding LLC
0.200%, 05/03/13	60,000	59,970
MetLife Short-Term Funding LLC
0.361%, 03/11/13	33,845	33,832
0.331%, 04/11/13	14,015	14,006
0.320%, 04/15/13	3,900	3,897
0.321%, 04/22/13	41,050	41,021
0.280%, 04/29/13	23,618	23,602
0.260%, 07/15/13	35,850	35,808
Nestle Finance International
0.255%, 03/26/13	15,750	15,744
0.240%, 03/27/13	25,000	24,991
0.250%, 04/15/13	88,060	88,015
0.250%, 04/22/13	40,750	40,727
New York Life Capital
0.170%, 02/21/13	4,944	4,944
0.160%, 04/16/13	3,860	3,859
0.160%, 05/01/13	15,000	14,994
Old Line Funding LLC
0.321%, 02/19/13 to 03/15/13	31,795	31,787
0.311%, 04/08/13	36,697	36,676
0.300%, 05/20/13	24,548	24,526
0.300%, 05/21/13	13,810	13,797
Thunder Bay Funding LLC
0.220%, 02/06/13	52,110	52,108
0.320%, 03/04/13	12,000	11,997
Toyota Credit Canada
0.210%, 02/01/13	45,830	45,830
0.270%, 03/01/13	10,130	10,128
0.270%, 03/04/13	10,130	10,128
Toyota Motor Credit
0.230%, 02/14/13	19,250	19,248
0.270%, 03/06/13	31,000	30,992
0.280%, 03/19/13	8,000	7,997
0.230%, 05/30/13	30,000	29,977
0.240%, 06/07/13	25,000	24,979
Westpac Banking
0.310%, 02/05/13	15,000	14,999
Westpac Securities
0.230%, 03/18/13	5,310	5,308
0.295%, 06/05/13	39,695	39,655

20	SEI Daily Income Trust / Annual Report / January 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Working Capital Management
0.220%, 02/06/13	$29,595	$29,594
0.200%, 02/11/13 to 02/19/13	18,870	18,869

Total Commercial Paper (Cost $1,864,147) ($ Thousands)		1,864,147

CERTIFICATES OF DEPOSIT — 15.5%
Bank of Montreal
0.230%, 03/13/13	25,600	25,600
0.230%, 03/20/13	11,000	11,000
0.270%, 05/10/13	41,570	41,570
0.300%, 06/05/13	20,926	20,926
Bank of Nova Scotia
0.240%, 04/11/13	36,945	36,945
Bank of Tokyo-Mitsubishi UFJ NY
0.230%, 02/19/13	49,000	49,000
0.230%, 04/16/13	54,000	54,000
0.220%, 04/30/13	16,850	16,850
Skandinaviska Enskilda Banken
0.220%, 04/22/13	64,000	64,000
0.240%, 05/01/13	17,990	17,990
Sumitomo Mitsui Banking
0.240%, 02/07/13	76,600	76,600
0.240%, 04/15/13	36,100	36,100
0.230%, 05/02/13	8,000	8,000
Svenska Handelsbanken
0.215%, 04/17/13	50,000	50,001
Toronto-Dominion Bank
0.300%, 02/20/13	22,000	22,000
0.270%, 02/28/13	44,000	44,000
0.260%, 03/14/13	28,230	28,230

Total Certificates of Deposit (Cost $602,812) ($ Thousands)		602,812

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.3%
FFCB, Ser 1 (A)
0.186%, 02/14/13	37,015	37,004
FHLB
0.220%, 02/01/13 (A)	17,505	17,502
0.210%, 02/01/13 (A)	14,705	14,700
1.875%, 06/21/13	35,655	35,878
0.300%, 11/22/13 to 12/06/13	7,160	7,166
4.875%, 11/27/13	3,675	3,816
FHLMC (A)
0.420%, 02/01/13	28,310	28,306
FHLMC MTN
0.375%, 11/27/13	2,354	2,357
FNMA (A)
0.360%, 02/01/13	11,000	10,998
0.350%, 02/01/13	7,000	6,999
0.185%, 02/20/13	18,235	18,230

Description	Face Amount ($ Thousands)	Value ($ Thousands)
FNMA, Ser 1 (A)
0.400%, 02/01/13	$22,900	$22,900

Total U.S. Government Agency Obligations (Cost $205,856) ($ Thousands)		205,856

TIME DEPOSITS — 3.4%
Citibank Canada
0.160%, 02/01/13	87,000	87,000
Lloyds TSB Bank
0.140%, 02/01/13	44,000	44,000

Total Time Deposits (Cost $131,000) ($ Thousands)		131,000

MUNICIPAL BONDS (A) — 3.0%

California — 0.1%
Calleguas-Las Virgenes, Public Financing Authority, Ser A, RB
0.080%, 02/07/13	3,385	3,385

Colorado — 0.2%
Colorado State, Housing & Finance Authority, Ser A1, RB
0.210%, 02/06/13	100	100
0.190%, 02/06/13	900	900
0.170%, 02/06/13	1,735	1,735
0.160%, 02/06/13	2,670	2,670
Colorado State, Housing & Finance Authority, Ser C1, RB
0.170%, 02/06/13	1,000	1,000
Colorado State, Housing & Finance
Authority, Ser CL1, RB
0.190%, 02/06/13	200	200

		6,605

Connecticut — 0.1%
Connecticut State, Housing & Finance Authority, Sub-Ser A-5, RB
0.148%, 02/07/13	4,265	4,265

Iowa — 0.2%
Iowa State, Finance Authority, Ser B, RB
0.120%, 02/07/13	900	900
Iowa State, Finance Authority, Ser C, RB
0.148%, 02/07/13	7,375	7,375
Iowa State, Finance Authority, Ser G, RB
0.150%, 02/07/13	210	210
Iowa State, Finance Authority, Ser M, RB
0.180%, 02/07/13	650	650

		9,135

SEI Daily Income Trust / Annual Report / January 31, 2013	21

SCHEDULE OF INVESTMENTS

Prime Obligation Fund (Continued)

January 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts — 0.1%
Simmons College, RB
0.170%, 02/07/13	$2,760	$2,760

Michigan — 0.4%
Kent, Hospital Finance Authority, Ser C, RB
0.080%, 02/06/13	17,365	17,365

Minnesota — 0.0%
Minnesota State, Housing Finance Agency, Ser T, RB
0.200%, 02/07/13	195	195

Missouri — 0.1%
St. Louis, Industrial Development Authority, Ser B, RB
0.100%, 02/06/13	3,940	3,940

New Hampshire — 0.1%
New Hampshire State, Health & Education Facilities Authority, Ser C, RB
0.160%, 02/06/13	2,945	2,945

New Mexico — 0.1%
New Mexico State, Finance Authority, Sub-Ser D, RB
0.168%, 02/07/13	3,600	3,600

New York — 0.1%
City of New York, Sub-Ser D-3, GO
0.090%, 02/01/13	5,765	5,765

Texas — 1.2%
Texas State, GO
0.170%, 02/05/13	3,780	3,780
0.140%, 02/05/13	4,035	4,035
0.140%, 02/05/13	3,025	3,025
0.180%, 02/06/13	5,045	5,045
Texas State, Ser A, GO
0.140%, 02/05/13	3,775	3,775
Texas State, Ser A-2, GO
0.148%, 02/06/13	400	400
Texas State, Ser B, GO
0.180%, 02/07/13	5,710	5,710
Texas State, Ser B2, GO
0.178%, 02/06/13	1,000	1,000
Texas State, Ser C, GO
0.180%, 02/06/13	9,090	9,090
Texas State, Ser I, GO
0.178%, 02/06/13	2,395	2,395
University of Texas System, Ser B, RB
0.080%, 02/07/13	8,225	8,225

		46,480

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wisconsin — 0.3%
Wisconsin State, Health & Educational Facilities Authority, RB
0.110%, 02/06/13	$8,300	$8,300
Wisconsin State, Health & Educational Facilities Authority, Ser B, RB
0.090%, 02/06/13	2,595	2,595
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.178%, 02/07/13	915	915

		11,810

Total Municipal Bonds (Cost $118,250) ($ Thousands)		118,250

CORPORATE OBLIGATIONS — 0.4%
ANZ National International
6.200%, 07/19/13	1,820	1,870
Shell International Finance
1.875%, 03/25/13	12,300	12,328
Westpac Banking
2.100%, 08/02/13	1,585	1,599

Total Corporate Obligations (Cost $15,797) ($ Thousands)		15,797

REPURCHASE AGREEMENTS (D) — 24.6%
Bank of Nova Scotia 0.160%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $103,000,458 (collateralized by FNMA, par value $112,694,350, 5.000%, 02/01/41, with total market value $105,060,468)	103,000	103,000
Barclays Capital 0.130%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $73,000,264 (collateralized by U.S. Treasury Notes, par value $60,684,200, 4.250%, 11/15/40, with total market value $74,460,063)	73,000	73,000
Citibank 0.160%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $73,000,324 (collateralized by various FHLMC/FNMA obligations, ranging in par value $6,410,851-$26,952,562, 2.767%-5.369%, 10/01/20-09/01/42, with total market value $74,460,331)	73,000	73,000

22	SEI Daily Income Trust / Annual Report / January 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Goldman Sachs 0.160%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $72,000,320 (collateralized by various FHLMC/FNMA obligations, ranging in par value $3,065,304-$42,877,058, 3.500%-4.000%, 02/01/26-08/01/42, with total market value $73,440,327)	$72,000	$72,000
JPMorgan Chase 0.260%, dated 01/31/13, to be repurchased on 02/07/13, repurchase price $17,990,909 (collateralized by various corporate obligations*, ranging in par value $3,765,000-$12,981,000, 3.875%-6.100%, 05/15/18-04/01/22, with total market value $18,894,938)	17,990	17,990
JPMorgan Chase 0.310%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $36,965,318 (collateralized by various corporate obligations*, ranging in par value $3,664,000-$12,840,000, 1.756%-7.750%, 01/15/14-12/15/22, with total market value $38,817,659)	36,965	36,965
JPMorgan Chase 0.160%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $23,000,102 (collateralized by various FHLMC obligations, ranging in par value $865,000-$11,642,870, 2.500%-4.000%, 04/01/26-12/01/27, with total market value $23,461,854)	23,000	23,000
RBC Capital 0.220%, dated 01/31/13, to be repurchased on 02/06/13, repurchase price $15,665,574 (collateralized by FHLMC, par value $20,337,688, 4.000%, 12/01/41, with total market value $15,978,887)	15,665	15,665
RBC Capital 0.220%, dated 01/31/13, to be repurchased on 02/06/13, repurchase price $9,400,345 (collateralized by various FNMA obligations, ranging in par value $1,293,118-$5,037,390, 2.300%-6.000%, 01/01/27-12/01/42, with total market value $9,588,352)	9,400	9,400

Description	Face Amount ($ Thousands)	Value ($ Thousands)
RBC Capital 0.160%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $75,000,333 (collateralized by various FNMA obligations, ranging in par value $32,918-$16,992,683, 1.366%-4.500%, 06/01/32-01/01/43, with total market value $76,500,341)	$75,000	$75,000
RBC Capital 0.220%, dated 01/30/13, to be repurchased on 02/06/13, repurchase price 64,732,769 (collateralized by various corporate obligations*, ranging in par value $15,001,932-$34,898,444, 0.000%-0.540%, 03/12/13-08/12/13, with total market value $66,674,752)	64,730	64,730
UBS 0.130%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $42,431,153 (collateralized by U.S. Treasury Notes, par value $43,266,600, 0.125%, 09/30/13, with total market value $43,279,683)	42,431	42,431
UBS 0.150%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $234,931,979 (collateralized by various FHLMC/FNMA obligations, ranging in par value $23,875,767-$114,515,918, 3.500%-4.500%, 02/01/41-09/01/42, with total market value $239,629,620)	234,931	234,931
Wells Fargo 0.290%, dated 01/30/13, to be repurchased on 02/06/13, repurchase price $22,656,277 (collateralized by various corporate obligations*, ranging in par value $352,000-$2,316,998, 2.200%-7.375%, 05/01/13-06/15/22, with total market value $23,789,092)	22,655	22,655
Wells Fargo 0.290%, dated 01/29/13, to be repurchased on 02/05/13, repurchase price $22,746,283 (collateralized by various corporate obligations*, ranging in par value $348,347-$8,100,653, 1.000%-6.100%, 05/15/13-02/01/21, with total market value $23,883,597)	22,745	22,745

SEI Daily Income Trust / Annual Report / January 31, 2013	23

SCHEDULE OF INVESTMENTS

Prime Obligation Fund (Concluded)

January 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Wells Fargo 0.160%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $73,000,324 (collateralized by various FHLMC/FNMA obligations, ranging in par value $8,754,904-$38,444,718, 3.000%-3.500%, 12/01/22-12/01/42, with total market value $74,460,332)	$73,000	$73,000

Total Repurchase Agreements (Cost $959,512) ($ Thousands)		959,512

Total Investments — 100.0% (Cost $3,897,374) $ Thousands)		$3,897,374

*	A summary of the corporate obligations used to collateralize repurchase agreements entered into by the Fund at January 31, 2013, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
JPMorgan Chase	Southwest Gas	3.875%	04/01/22	$12,981
	Tampa Electric	6.100	05/15/18	3,765
JPMorgan Chase	Applied Materials	4.300	06/15/21	12,840
	Hewlett Packard	4.300	06/01/21	4,240
	Metlife	3.048	12/15/22	7,250
	Metlife	1.756	12/15/17	4,124
	Reed Elsevier	7.750	01/15/14	3,664
	Southwest Gas	3.875	04/01/22	4,680
RBC Capital	Collateralized Commercial Paper	0.540	03/12/13	15,002
	DNB Bank	0.000	05/15/13	16,790
	Skandinaviska Enskilda Banken	0.000	08/12/13	34,898
Wells Fargo	Hewlett Packard	2.200	12/01/15	806
	JPMorgan Chase	4.750	05/01/13	2,005
	JPMorgan Chase	6.000	07/05/17	752
	JPMorgan Chase	6.000	10/01/17	1,007
	Life Technologies	3.500	01/15/16	900
	Lincoln National	4.850	06/24/21	2,000
	Medco Health	7.125	03/15/18	530
	MidAmerican Energy	5.000	02/15/14	1,035
	Omnicom Group	3.625	05/01/22	1,255
	Oracle	3.750	07/08/14	2,000
	Pacific Gas & Electric	4.800	03/01/14	502
	Pemex Project	7.375	12/15/14	517
	Petro Energy	7.250	08/15/18	890
	Petrobras	2.875	02/06/15	540
	Petro-Canada	6.050	05/15/18	705
	Pfizer	5.350	03/15/15	392
	Potash	3.750	09/30/15	352
	PPL Capital Funding	4.200	06/15/22	2,000
	Progressive	3.750	08/23/21	1,187
	Simon Property Group	6.100	05/01/16	2,317
Wells Fargo	Duke Realty	4.625	05/15/13	7,674
	General Electric Capital	1.000	12/11/15	6,173
	HCP	5.375	02/01/21	1,038
	Simon Property Group	6.100	05/01/16	348
	Total Capital	1.625	01/28/14	8,101

Percentages are based on Net Assets of $3,897,000 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2013. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

(D)	Tri-Party Repurchase Agreement.

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

NY — New York

RB — Revenue Bond

Ser — Series

As of January 31, 2013, all of the Fund’s investments were considered Level 2, in accordance with ASC-820.

For the year ended January 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the year ended January 31, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

24	SEI Daily Income Trust / Annual Report / January 31, 2013

SCHEDULE OF INVESTMENTS

Treasury Fund

January 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 30.3%
U.S. Treasury Notes
3.875%, 02/15/13	$2,960	$2,964
1.375%, 02/15/13	8,000	8,004
1.750%, 04/15/13	7,260	7,283
3.125%, 04/30/13 to 08/31/13	5,630	5,695
0.625%, 04/30/13	2,700	2,703
3.500%, 05/31/13	2,625	2,653
0.500%, 05/31/13 to 11/15/13	13,525	13,556
1.125%, 06/15/13	11,455	11,494
1.000%, 07/15/13	6,250	6,273
3.375%, 07/31/13	2,660	2,702
0.375%, 07/31/13	20,390	20,409
0.125%, 08/31/13	6,190	6,189
4.250%, 11/15/13	1,370	1,414
2.000%, 11/30/13	2,600	2,639
0.250%, 11/30/13	1,500	1,501
0.750%, 12/15/13	4,200	4,221

Total U.S. Treasury Obligations (Cost $99,700) ($ Thousands)		99,700

REPURCHASE AGREEMENTS (A) — 69.6%
Bank of Nova Scotia 0.180%, dated 11/26/12, to be repurchased on 02/25/13, repurchase price $3,501,593 (collateralized by various U.S. Treasury Notes, ranging in par value $1,500-$3,374,800, 2.500%-8.000%, 03/31/15-11/15/21, with total market value $3,572,286) (B)	3,500	3,500
Bank of Nova Scotia 0.130%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $32,000,116 (collateralized by U.S. Treasury Notes, par value $25,442,100, 1.875%, 07/15/13, with total market value $32,640,194)	32,000	32,000
Barclays Capital 0.130%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $32,000,116 (collateralized by U.S. Treasury Notes, par value $32,715,600, 0.250%, 07/15/15, with total market value $32,640,043)	32,000	32,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Citibank 0.130%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $32,000,116 (collateralized by U.S. Treasury Notes, par value $32,708,000, 0.750%, 10/31/17, with total market value $32,640,166)	$32,000	$32,000
Credit Suisse 0.130%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $32,000,116 (collateralized by U.S. Treasury Notes, par value $32,630,000, 0.250%, 02/15/15, with total market value $32,642,008)	32,000	32,000
Goldman Sachs 0.070%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $40,000,078 (collateralized by various U.S. Treasury Notes, ranging in par value $2,934,500-$37,510,781, 0.500%-3.250%, 05/31/13-07/31/16, with total market value $40,800,143)	40,000	40,000
JPMorgan Chase 0.170%, dated 11/14/12, to be repurchased on 02/12/13, repurchase price $3,101,318 (collateralized by various U.S. Treasury Notes, par value $1,130,000-$1,945,000, 0.750%-2.375%, 06/30/17-05/31/18, with total market value $3,163,381) (B)	3,100	3,100
JPMorgan Chase 0.180%, dated 12/12/12, to be repurchased on 03/12/13, repurchase price $3,706,667 (collateralized by various U.S. Treasury Notes, par value $345,000-$3,030,000, 0.250%-2.375%, 01/15/15-05/31/18, with total market value $3,783,215) (B)	3,705	3,705
RBC Capital 0.070%, dated 01/30/13, to be repurchased on 02/06/13, repurchase price $3,620,049 (collateralized by U.S. Treasury Notes, par value $3,587,300, 1.375%, 11/30/15, with total market value $3,693,527)	3,620	3,620
UBS 0.130%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $46,661,169 (collateralized by U.S. Treasury Bonds, par value $47,620,900, 0.000%, 08/01/13, with total market value $47,594,232)	46,661	46,661

Total Repurchase Agreements (Cost $228,586) ($ Thousands)		228,586

Total Investments — 99.9% (Cost $328,286) ($ Thousands)		$328,286

SEI Daily Income Trust / Annual Report / January 31, 2013	25

SCHEDULE OF INVESTMENTS

Treasury Fund (Concluded)

January 31, 2013

Percentages are based on Net Assets of $328,520 ($ Thousands).

(A)	Tri-Party Repurchase Agreement.

(B)	Securities considered illiquid. The total value of such securities as of January 31, 2013 was $10,305 ($ Thousands) and represented 3.1% of Net Assets.

As of January 31, 2013, all of the Fund’s investments were considered Level 2, in accordance with ASC-820.

For the year ended January 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the year ended January 31, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

26	SEI Daily Income Trust / Annual Report / January 31, 2013

SCHEDULE OF INVESTMENTS

Treasury II Fund

January 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 99.8%
U.S. Treasury Bills (A)
0.020%, 02/07/13	$394,619	$394,618
0.035%, 02/28/13	30,000	29,999
0.067%, 04/04/13	20,000	19,998
0.131%, 06/13/13	9,000	8,996
U.S. Treasury Notes
3.875%, 02/15/13	25,215	25,251
1.375%, 02/15/13	144,700	144,773
1.750%, 04/15/13	25,035	25,115
3.125%, 04/30/13 to 08/31/13	22,280	22,522
3.500%, 05/31/13	5,875	5,939
0.500%, 05/31/13 to 11/15/13	36,075	36,146
1.125%, 06/15/13	17,200	17,259
1.000%, 07/15/13	5,550	5,570
3.375%, 07/31/13	5,890	5,983
0.375%, 07/31/13	20,380	20,400
0.125%, 08/31/13	7,990	7,988
4.250%, 11/15/13	3,930	4,056
2.000%, 11/30/13	1,400	1,421
0.250%, 11/30/13	17,000	17,012
0.750%, 12/15/13	2,600	2,613

Total U.S. Treasury Obligations (Cost $795,659) ($ Thousands)		795,659

Total Investments — 99.8% (Cost $795,659) ($ Thousands)		$795,659

Percentages are based on Net Assets of $797,452 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

As of January 31, 2013, all of the Fund’s investments were considered Level 2, in accordance with ASC-820.

For the year ended January 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the year ended January 31, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Annual Report / January 31, 2013	27

SCHEDULE OF INVESTMENTS

Ultra Short Duration Bond Fund

January 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CORPORATE OBLIGATIONS — 41.3%

Banks — 10.2%
ABN AMRO Bank
1.375%, 01/22/16 (A)	$595	$595
American Express Centurion Bank
0.760%, 11/13/15 (B)	535	536
Bank of America
1.500%, 10/09/15	960	963
Bank of America MTN
1.721%, 01/30/14 (B)	350	353
Bank of Montreal
1.300%, 10/31/14 (A)	1,305	1,324
Bank of Montreal MTN
0.780%, 09/11/15 (B)	500	502
0.771%, 04/29/14 (B)	500	502
Bank of New York Mellon
0.570%, 07/28/14 (B)	600	602
Bank of New York Mellon MTN
1.200%, 02/20/15	312	316
Bank of Nova Scotia
1.850%, 01/12/15	1,215	1,244
0.749%, 09/11/15 (B)	800	801
BB&T
1.001%, 04/28/14 (B)	525	528
BB&T MTN
3.375%, 09/25/13	629	641
BPCE
2.375%, 10/04/13 (A)	504	508
Canadian Imperial Bank of Commerce
1.450%, 09/13/13	352	354
0.900%, 10/01/15	400	400
Credit Suisse NY
1.265%, 01/14/14 (B)	660	664
Danske Bank
1.355%, 04/14/14 (A) (B)	1,050	1,056
Fifth Third Bank
0.421%, 05/17/13 (B)	670	669
HSBC Bank PLC
1.103%, 01/17/14 (A) (B)	923	929
HSBC Bank USA NY
4.625%, 04/01/14	700	730
HSBC USA
2.375%, 02/13/15	330	340

Description	Face Amount ($ Thousands)	Value ($ Thousands)
ING Bank
2.000%, 10/18/13 (A)	$314	$317
1.950%, 09/25/15 (A) (B)	550	559
Intesa Sanpaolo
3.125%, 01/15/16	350	347
Nordea Bank
1.750%, 10/04/13 (A)	314	317
PNC Bank
0.610%, 01/28/16 (B)	350	351
Royal Bank of Canada MTN
0.603%, 04/17/14 (B)	500	502
0.535%, 01/06/15 (B)	1,250	1,251
Royal Bank of Scotland PLC
2.550%, 09/18/15	295	304
Societe Generale
2.200%, 09/14/13 (A)	525	528
Standard Chartered PLC
1.260%, 05/12/14 (A) (B)	1,000	1,003
State Street
0.660%, 03/07/14 (B)	357	358
Sumitomo Mitsui Banking
1.350%, 07/18/15	250	253
Swedbank Hypotek
0.760%, 03/28/14 (A) (B)	700	702
Toronto-Dominion Bank
0.605%, 07/14/14 (B)	620	622
US Bank
0.585%, 10/14/14 (B)	600	601
Wachovia Bank
0.693%, 11/03/14 (B)	1,550	1,546
Wells Fargo
1.500%, 07/01/15	500	508

		24,626

Consumer Products — 2.9%
Amazon.com
0.650%, 11/27/15	575	574
Best Buy
7.250%, 07/15/13	420	427
Comcast
5.850%, 11/15/15	200	227
Costco Wholesale
0.650%, 12/07/15	1,315	1,320
DIRECTV Holdings LLC
3.500%, 03/01/16	232	246
Hasbro
6.125%, 05/15/14	500	532
Johnson Controls
0.723%, 02/04/14 (B)	860	862
Newell Rubbermaid
2.000%, 06/15/15	450	458
President and Fellows of Harvard College
3.700%, 04/01/13	278	280

28	SEI Daily Income Trust / Annual Report / January 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Time Warner Cable
7.500%, 04/01/14	$450	$485
Viacom
1.250%, 02/27/15	247	249
Walgreen
0.809%, 03/13/14 (B)	680	681
Walt Disney MTN
0.450%, 12/01/15	600	598

		6,939

Energy — 1.5%
BP Capital Markets PLC
5.250%, 11/07/13	263	273
0.910%, 03/11/14 (B)	500	503
0.700%, 11/06/15	1,040	1,038
Enterprise Products Operating LLC
1.250%, 08/13/15	45	45
Kinder Morgan Energy Partners
5.000%, 12/15/13	410	425
Schlumberger Investment
0.861%, 09/12/14 (A) (B)	575	579
Schlumberger Norge
1.250%, 08/01/17 (A)	145	144
TransCanada PipeLines
0.750%, 01/15/16	350	349
Valero Energy
4.750%, 06/15/13	420	427

		3,783

Financial Services — 9.3%
American Express Credit MTN
1.411%, 06/12/15 (B)	615	626
American Honda Finance
1.850%, 09/19/14 (A)	750	762
0.762%, 05/08/14 (A) (B)	450	452
American Honda Finance MTN
2.500%, 09/21/15 (A)	500	521
1.000%, 08/11/15 (A)	400	402
Caisse Centrale Desjardins du Quebec
1.700%, 09/16/13 (A)	660	665
Caterpillar Financial Services MTN
1.100%, 05/29/15	500	506
CDP Financial
3.000%, 11/25/14 (A)	1,040	1,084
Citigroup
5.125%, 05/05/14	5	5
4.750%, 05/19/15	625	673
1.250%, 01/15/16	795	791
Daimler Finance North America LLC
2.300%, 01/09/15 (A)	400	409
1.250%, 01/11/16 (A)	600	600
1.085%, 04/10/14 (A) (B)	200	201
0.905%, 01/09/15 (A) (B)	660	660

Description	Face Amount ($ Thousands)	Value ($ Thousands)
ERAC USA Finance LLC
2.750%, 07/01/13 (A)	$255	$257
2.250%, 01/10/14 (A)	135	137
1.400%, 04/15/16 (A)	240	241
General Electric Capital
1.338%, 07/02/15 (B)	1,005	1,017
0.911%, 12/11/15 (B)	580	582
General Electric Capital MTN
1.180%, 05/09/16 (B)	500	504
1.000%, 01/08/16	250	250
Hartford Financial Services Group
4.625%, 07/15/13	371	377
Hyundai Capital America
1.625%, 10/02/15 (A)	685	690
John Deere Capital
0.950%, 06/29/15	500	504
National Rural Utilities Cooperative Finance
1.125%, 11/01/13	101	101
1.000%, 02/02/15	650	654
NCUA Guaranteed Notes
0.226%, 06/12/13 (B)	265	265
Nissan Motor Acceptance
4.500%, 01/30/15 (A)	320	342
Principal Life Global Funding II
1.000%, 12/11/15 (A)	795	794
0.930%, 07/09/14 (A) (B)	375	375
Principal Life Income Funding Trusts MTN
5.100%, 04/15/14	250	263
Rio Tinto Finance USA
8.950%, 05/01/14	500	551
Simon Property Group
6.750%, 05/15/14	550	584
SLM MTN
3.875%, 09/10/15	235	245
Sun Life Financial Global Funding III
0.324%, 10/06/13 (A) (B)	655	654
Toyota Motor Credit
0.875%, 07/17/15	500	503
Toyota Motor Credit MTN
1.375%, 08/12/13	420	421
0.755%, 10/11/13 (B)	450	452
USAA Capital
3.500%, 07/17/14 (A)	250	260
Ventas Realty
3.125%, 11/30/15	519	548
Volkswagen International Finance
0.918%, 04/01/14 (A) (B)	1,250	1,254
Xstrata Finance Canada
1.800%, 10/23/15 (A)	1,300	1,311

		22,493

SEI Daily Income Trust / Annual Report / January 31, 2013	29

SCHEDULE OF INVESTMENTS

Ultra Short Duration Bond Fund (Continued)

January 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Food, Beverage & Tobacco — 2.9%
Anheuser-Busch InBev Worldwide
4.125%, 01/15/15	$215	$229
0.800%, 07/15/15	650	651
0.665%, 07/14/14 (B)	600	602
BAT International Finance PLC
1.400%, 06/05/15 (A)	945	956
Campbell Soup
0.613%, 08/01/14 (B)	640	642
Coca-Cola Enterprises
0.611%, 02/18/14 (B)	524	525
ConAgra Foods
1.300%, 01/25/16	600	602
Heineken
0.800%, 10/01/15 (A)	375	375
Kraft Foods Group
1.625%, 06/04/15	625	635
PepsiCo
0.800%, 08/25/14	297	298
Philip Morris International
2.500%, 05/16/16	500	527
Reynolds American
1.050%, 10/30/15	260	260
SABMiller Holdings
1.850%, 01/15/15 (A)	650	662

		6,964

Health Care — 2.2%
AbbVie
1.200%, 11/06/15 (A)	600	603
1.072%, 11/06/15 (A) (B)	500	508
Express Scripts Holding
2.750%, 11/21/14	1,200	1,237
McKesson
0.950%, 12/04/15	235	236
Quest Diagnostics
1.160%, 03/24/14 (B)	735	739
Sanofi
0.620%, 03/28/14 (B)	500	502
Teva Pharmaceutical Finance III
0.810%, 03/21/14 (B)	1,120	1,125
Thermo Fisher Scientific
2.050%, 02/21/14	137	139
WellPoint
1.250%, 09/10/15	210	211

		5,300

Industrials — 1.8%
Danaher
1.300%, 06/23/14	670	677
General Electric
0.850%, 10/09/15	715	716

Description	Face Amount ($ Thousands)	Value ($ Thousands)
International Lease Finance
6.500%, 09/01/14 (A)	$500	$534
Penske Truck Leasing LP
2.500%, 07/11/14 (A)	70	71
Pentair Finance
1.350%, 12/01/15 (A)	285	285
Precision Castparts
0.700%, 12/20/15	145	145
Total Capital Canada
0.683%, 01/15/16 (B)	900	903
Tyco Electronics Group
5.950%, 01/15/14	710	746
United Technologies
1.200%, 06/01/15	280	284

		4,361

Information Technology — 1.2%
Dell
0.908%, 04/01/14 (B)	350	347
eBay
0.875%, 10/15/13	145	145
Hewlett-Packard
0.710%, 05/30/14 (B)	1,000	990
Western Union
2.375%, 12/10/15	85	86
Xerox
1.130%, 05/16/14 (B)	1,345	1,342

		2,910

Insurance — 2.6%
American International Group
4.250%, 09/15/14	650	684
Berkshire Hathaway
0.800%, 02/11/16	350	350
Berkshire Hathaway Finance
0.635%, 01/10/14 (B)	524	526
MetLife Institutional Funding II
0.675%, 01/06/15 (A) (B)	910	911
Metropolitan Life Global Funding I
5.125%, 04/10/13 (A)	420	424
1.700%, 06/29/15 (A)	850	867
1.500%, 01/10/18 (A)	220	218
Monumental Global Funding III
0.504%, 01/15/14 (A) (B)	378	378
New York Life Global Funding
1.300%, 01/12/15 (A)	850	862
0.565%, 04/04/14 (A) (B)	500	502
Prudential Financial MTN
5.100%, 09/20/14	462	493

		6,215

Investment Banker/Broker Dealer — 2.7%
Credit Agricole Home Loan
1.052%, 07/21/14 (A) (B)	400	403

30	SEI Daily Income Trust / Annual Report / January 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Goldman Sachs Group
0.805%, 01/12/15 (B)	$405	$402
Goldman Sachs Group MTN
1.600%, 11/23/15	1,000	1,005
1.312%, 11/21/14 (B)	660	662
JPMorgan Chase
1.200%, 01/25/18 (B)	500	502
JPMorgan Chase MTN
0.964%, 10/15/15 (B)	1,425	1,431
Morgan Stanley
4.200%, 11/20/14	839	877
1.902%, 01/24/14 (B)	525	529
Morgan Stanley, Ser G MTN
0.605%, 01/09/14 (B)	252	251
UBS
1.875%, 01/23/15 (A)	425	435

		6,497

Materials — 0.3%
Anglo American Capital PLC
2.150%, 09/27/13 (A)	376	378
Yara International
5.250%, 12/15/14 (A)	350	376

		754

Media — 0.5%
NBCUniversal Media LLC
2.100%, 04/01/14	1,084	1,101

Security And Commodity Brokers — 0.4%
MassMutual Global Funding II
0.685%, 01/14/14 (A) (B)	874	876

Telephones & Telecommunication — 1.1%
British Telecommunications PLC
1.434%, 12/20/13 (B)	300	303
Cellco Partnership
5.550%, 02/01/14	660	690
Qwest
3.558%, 06/15/13 (B)	300	302
Telecom Italia Capital
5.250%, 11/15/13	360	370
Telefonica Emisiones SAU
2.582%, 04/26/13	390	391
Verizon Communications
1.250%, 11/03/14	500	506

		2,562

Utilities — 1.7%
Appalachian Power
0.685%, 08/16/13 (B)	425	425
Commonwealth Edison
1.625%, 01/15/14	191	193

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Dominion Resources
1.800%, 03/15/14	$620	$628
DTE Energy
1.010%, 06/03/13 (B)	630	631
Duke Energy
6.300%, 02/01/14	590	622
Duke Energy Carolinas LLC
5.750%, 11/15/13	200	208
Georgia Power
1.300%, 09/15/13	300	302
NextEra Energy Capital Holdings
1.611%, 06/01/14	360	364
Sempra Energy
1.068%, 03/15/14 (B)	800	804

		4,177

Total Corporate Obligations (Cost $98,953) ($ Thousands)		99,558

ASSET-BACKED SECURITIES — 27.6%

Automotive — 19.5%
Ally Auto Receivables Trust, Ser 2010-1, Cl A3
1.450%, 05/15/14	28	27
Ally Auto Receivables Trust, Ser 2010-2, Cl A3
1.380%, 07/15/14	42	42
Ally Auto Receivables Trust, Ser 2010-3, Cl A3
1.110%, 10/15/14	338	339
Ally Auto Receivables Trust, Ser 2010-4, Cl A3
0.910%, 11/17/14	143	143
Ally Auto Receivables Trust, Ser 2011-4, Cl A2
0.650%, 03/17/14	11	11
Ally Auto Receivables Trust, Ser 2012-1, Cl A2
0.710%, 09/15/14	535	535
Ally Auto Receivables Trust, Ser 2012-SN1, Cl A2
0.510%, 12/22/14	395	395
Ally Auto Receivables Trust, Ser 2012-SN1, Cl A4
0.700%, 12/21/15	310	310
Ally Master Owner Trust, Ser 2010-3, Cl A
2.880%, 04/15/15 (A)	753	757
Ally Master Owner Trust, Ser 2011-1, Cl A1
1.076%, 01/15/16 (B)	642	646
Ally Master Owner Trust, Ser 2011-4, Cl A2
1.540%, 09/15/16	750	759

SEI Daily Income Trust / Annual Report / January 31, 2013	31

SCHEDULE OF INVESTMENTS

Ultra Short Duration Bond Fund (Continued)

January 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/17	$650	$657
Ally Master Owner Trust, Ser 2012-3, Cl A2
1.210%, 06/15/17	480	484
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/16 (A)	549	549
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl B
3.720%, 11/17/14	141	142
AmeriCredit Automobile Receivables Trust, Ser 2010-3, Cl A3
1.140%, 04/08/15	103	104
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl B
1.990%, 10/08/15	1,711	1,727
AmeriCredit Automobile Receivables Trust, Ser 2010-A, Cl A3
3.510%, 07/06/17	259	265
AmeriCredit Automobile Receivables Trust, Ser 2011-1, Cl A3
1.390%, 09/08/15	751	754
AmeriCredit Automobile Receivables Trust, Ser 2011-2, Cl A2
0.900%, 09/08/14	3	3
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A2
0.840%, 11/10/14	213	213
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A3
1.170%, 01/08/16	840	844
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A2
0.920%, 03/09/15	222	222
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl A2
0.910%, 10/08/15	147	148
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A2
0.710%, 12/08/15	585	586
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/17	575	575
AmeriCredit Automobile Receivables Trust, Ser 2013-1, Cl A2
0.490%, 06/08/16	420	420
ARI Fleet Lease Trust, Ser 2012-A, Cl A
0.756%, 03/15/20 (A) (B)	118	118
ARI Fleet Lease Trust, Ser 2012-B, Cl A
0.506%, 01/15/21 (A) (B)	1,007	1,007
Avis Budget Rental Car Funding, Ser 2009-2A, Cl A
5.680%, 02/20/14 (A)	68	68

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Avis Budget Rental Car Funding, Ser 2010-2A, Cl A
3.630%, 08/20/14 (A)	$172	$173
Avis Budget Rental Car Funding, Ser 2011-1A, Cl A
1.850%, 11/20/14 (A)	280	282
Bank of America Auto Trust, Ser 2009-2A, Cl A4
3.030%, 10/15/16 (A)	46	46
Bank of America Auto Trust, Ser 2010-2, Cl A3
1.310%, 07/15/14	9	9
Bank of America Auto Trust, Ser 2012-1, Cl A3
0.780%, 06/15/16	250	251
BMW Vehicle Lease Trust, Ser 2011-1, Cl A3
1.060%, 02/20/14	92	92
CarMax Auto Owner Trust, Ser 2009-2, Cl A4
2.820%, 12/15/14	563	570
CarMax Auto Owner Trust, Ser 2010-1, Cl A3
1.560%, 07/15/14	19	19
CarMax Auto Owner Trust, Ser 2010-2, Cl A3
1.410%, 02/16/15	217	218
CarMax Auto Owner Trust, Ser 2010-3, Cl A3
0.990%, 02/17/15	317	318
CarMax Auto Owner Trust, Ser 2012-1, Cl A3
0.890%, 09/15/16	260	262
CarMax Auto Owner Trust, Ser 2012-3, Cl A3
0.520%, 07/17/17	370	370
Chesapeake Funding LLC, Ser 2011-2A, Cl A
1.458%, 04/07/24 (A) (B)	335	339
Chesapeake Funding LLC, Ser 2012-1A, Cl A
0.958%, 11/07/23 (A) (B)	1,400	1,407
Chesapeake Funding LLC, Ser 2012-2A
0.658%, 05/07/24 (A) (B)	580	580
Enterprise Fleet Financing LLC, Ser 2012-1, Cl A2
1.140%, 11/20/17 (A)	245	246
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/18 (A)	290	290
Ford Credit Auto Lease Trust, Ser 2011-A, Cl A2
0.740%, 09/15/13	28	28

32	SEI Daily Income Trust / Annual Report / January 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Ford Credit Auto Lease Trust, Ser 2011-B, Cl A2
0.820%, 01/15/14	$726	$727
Ford Credit Auto Lease Trust, Ser 2012-A, Cl A2
0.630%, 04/15/14	171	171
Ford Credit Auto Lease Trust, Ser 2012-B, Cl A2
0.540%, 11/15/14	410	410
Ford Credit Auto Lease Trust, Ser 2012-B, Cl A3
0.570%, 09/15/15	455	455
Ford Credit Auto Owner Trust, Ser 2010-A, Cl A3
1.320%, 06/15/14	27	27
Ford Credit Auto Owner Trust, Ser 2010-B, Cl A3
0.980%, 10/15/14	82	82
Ford Credit Auto Owner Trust, Ser 2012-A, Cl B
1.880%, 08/15/17	475	486
Ford Credit Auto Owner Trust, Ser 2012-C, Cl A3
0.580%, 12/15/16	290	291
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A2
0.806%, 02/15/16 (B)	208	209
Ford Credit Floorplan Master Owner Trust, Ser 2012-1, Cl A
0.676%, 01/15/16 (B)	1,635	1,640
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A2
0.556%, 09/15/16 (B)	485	485
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.606%, 01/15/18 (B)	1,145	1,145
GE Dealer Floorplan Master Note Trust, Ser 2011-1, Cl A
0.805%, 07/20/16 (B)	250	251
GE Dealer Floorplan Master Note Trust, Ser 2012-1, Cl A
0.775%, 02/20/17 (B)	1,195	1,201
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.695%, 06/20/17 (B)	985	990
GE Dealer Floorplan Master Note Trust, Ser 2012-4, Cl A
0.645%, 10/20/17 (B)	415	416
Harley-Davidson Motorcycle Trust, Ser 2010-1, Cl A3
1.160%, 02/15/15	112	112
Harley-Davidson Motorcycle Trust, Ser 2011-1, Cl A3
0.960%, 05/16/16	965	969

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Harley-Davidson Motorcycle Trust, Ser 2011-2, Cl A2
0.710%, 05/15/15	$105	$105
Harley-Davidson Motorcycle Trust, Ser 2012-1, Cl A3
0.680%, 04/15/17	390	391
Hertz Vehicle Financing LLC, Ser 2009-2A, Cl A1
4.260%, 03/25/14 (A)	312	313
Hertz Vehicle Financing LLC, Ser 2010-1A, Cl A1
2.600%, 02/25/15 (A)	835	850
Hertz Vehicle Financing LLC, Ser 2011-1A, Cl A1
2.200%, 03/25/16 (A)	445	455
Honda Auto Receivables Owner Trust, Ser 2010-2, Cl A3
1.340%, 03/18/14	76	76
Honda Auto Receivables Owner Trust, Ser 2011-2, Cl A3
0.940%, 03/18/15	169	170
Honda Auto Receivables Owner Trust, Ser 2012-1, Cl A3
0.770%, 01/15/16	150	151
Honda Auto Receivables Owner Trust, Ser 2012-3, Cl A3
0.560%, 05/15/16	355	355
Huntington Auto Trust, Ser 2011-1A, Cl A3
1.010%, 01/15/16 (A)	435	437
Huntington Auto Trust, Ser 2012-2, Cl A3
0.510%, 04/17/17	520	519
Hyundai Auto Lease Securitization Trust, Ser 2011-A, Cl A3
1.020%, 08/15/14 (A)	877	879
Hyundai Auto Receivables Trust, Ser 2010-A, Cl A3
1.500%, 10/15/14	78	78
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A3
0.970%, 04/15/15	121	121
Hyundai Auto Receivables Trust, Ser 2011-C, Cl A3
0.830%, 12/15/15	625	628
Mercedes-Benz Auto Lease Trust, Ser 2012-A, Cl A3
0.880%, 11/17/14	375	376
Mercedes-Benz Auto Receivables Trust, Ser 2011-1, Cl A3
0.850%, 03/16/15	317	318
Mercedes-Benz Auto Receivables Trust, Ser 2012-1, Cl A3
0.470%, 10/17/16	430	430

SEI Daily Income Trust / Annual Report / January 31, 2013	33

SCHEDULE OF INVESTMENTS

Ultra Short Duration Bond Fund (Continued)

January 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Mercedes-Benz Master Owner Trust, Ser 2012-AA, Cl A
0.790%, 11/15/17 (A)	$360	$359
Mercedes-Benz Master Owner Trust, Ser 2012-BA, Cl A
0.476%, 11/15/16 (A) (B)	820	820
MMCA Automobile Trust, Ser 2012-A, Cl A2
0.810%, 08/15/14 (A)	813	814
Navistar Financial Owner Trust, Ser 2012-A, Cl A2
0.850%, 03/18/15 (A)	870	872
Nissan Auto Lease Trust, Ser 2011-A, Cl A3
1.040%, 08/15/14	750	752
Nissan Auto Lease Trust, Ser 2012-A, Cl A3
0.980%, 05/15/15	375	377
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A4
1.310%, 09/15/16	250	252
Nissan Auto Receivables Owner Trust, Ser 2012-A, Cl A3
0.730%, 05/16/16	550	552
Nissan Auto Receivables Owner Trust, Ser 2012-B, Cl A3
0.460%, 10/17/16	540	540
Nissan Auto Receivables Owner Trust, Ser 2013-A, Cl A2
0.370%, 09/15/15	430	430
Porsche Innovative Lease Owner Trust, Ser 2011-1, Cl A3
1.090%, 09/22/14 (A)	300	301
Porsche Innovative Lease Owner Trust, Ser 2012-1, Cl A3
0.540%, 12/21/15 (A)	381	381
Santander Consumer Acquired Receivables Trust, Ser 2011-WO, Cl A3
1.400%, 10/15/14 (A)	198	199
Santander Drive Auto Receivables Trust, Ser 2010-2, Cl A3
1.240%, 02/17/14	27	27
Santander Drive Auto Receivables Trust, Ser 2010-2, Cl C
3.890%, 07/17/17	390	404
Santander Drive Auto Receivables Trust, Ser 2011-2, Cl A2
1.040%, 04/15/14	71	71
Santander Drive Auto Receivables Trust, Ser 2012-1, Cl A2
1.250%, 04/15/15	580	582
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl A2
0.790%, 08/17/15	588	589

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Santander Drive Auto Receivables Trust, Ser 2013-1, Cl A2
0.480%, 02/16/16	$300	$300
Toyota Auto Receivables Owner Trust, Ser 2010-B, Cl A3
1.040%, 02/18/14	21	21
Toyota Auto Receivables Owner Trust, Ser 2010-C, Cl A3
0.770%, 04/15/14	71	71
Toyota Auto Receivables Owner Trust, Ser 2012-A, Cl A3
0.750%, 02/16/16	502	504
Toyota Auto Receivables Owner Trust, Ser 2012-B, Cl A3
0.460%, 07/15/16	480	480
USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/15	30	30
Volkswagen Auto Lease Trust, Ser 2012-A, Cl A3
0.870%, 07/20/15	345	347
Volkswagen Auto Loan Enhanced Trust, Ser 2012-1, Cl A2
0.610%, 10/20/14	209	209
World Omni Automobile Lease Securitization Trust, Ser 2011-A, Cl A2
0.810%, 10/15/13	223	223
World Omni Automobile Lease Securitization Trust, Ser 2011-A, Cl A4
1.780%, 09/15/16	285	288
World Omni Automobile Lease Securitization Trust, Ser 2012-A, Cl A3
0.930%, 11/16/15	1,191	1,198

		47,062

Credit Card — 2.4%
Chase Issuance Trust, Ser 2012-A3, Cl A3
0.790%, 06/15/17	620	623
Citibank Omni Master Trust, Ser 2009-A14A, Cl A14
2.956%, 08/15/18 (A) (B)	475	494
Discover Card Master Trust, Ser 2011-A1, Cl A1
0.556%, 08/15/16 (B)	422	423
Discover Card Master Trust, Ser 2012-A1, Cl A1
0.810%, 08/15/17	330	332
Discover Card Master Trust, Ser 2012-A3, Cl A3
0.860%, 11/15/17	250	251
Dryrock Issuance Trust, Ser 2012-1, Cl A
0.356%, 08/15/17 (B)	305	305

34	SEI Daily Income Trust / Annual Report / January 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Dryrock Issuance Trust, Ser 2012-2, Cl A
0.640%, 08/15/18	$480	$479
GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.756%, 01/15/17 (B)	619	622
GE Capital Credit Card Master Note Trust, Ser 2012-5, Cl A
0.950%, 06/15/18	590	594
Golden Credit Card Trust, Ser 2012-3A, Cl A
0.656%, 07/17/17 (A) (B)	640	643
Golden Credit Card Trust, Ser 2012-5A, Cl A
0.790%, 09/15/17 (A)	575	576
Master Credit Card Trust, Ser 2012-2A, Cl A
0.780%, 04/21/17 (A)	360	360

		5,702

Miscellaneous Business Services — 5.0%
ACAS Business Loan Trust, Ser 2007-1A, Cl C
1.160%, 08/16/2019 (A) (B)	269	242
CNH Equipment Trust, Ser 2010-C, Cl A3
1.170%, 05/15/15	148	149
CNH Equipment Trust, Ser 2011-C, Cl A2
0.900%, 04/15/15	434	434
CNH Equipment Trust, Ser 2012-B, Cl A3
0.860%, 09/15/17	275	276
CNH Equipment Trust, Ser 2012-C, Cl A3
0.570%, 12/15/17	280	280
GE Equipment Midticket LLC, Ser 2010-1, Cl A3
0.940%, 07/14/14 (A)	37	37
GE Equipment Midticket LLC, Ser 2010-1, Cl A4
1.470%, 07/14/15 (A)	325	327
GE Equipment Midticket LLC, Ser 2012-1, Cl A2
0.470%, 01/22/15	265	265
GE Equipment Midticket LLC, Ser 2012-1, Cl A3
0.600%, 05/23/16	270	270
GE Equipment Small Ticket LLC, Ser 2011-2A, Cl A2
1.140%, 06/23/14 (A)	71	72
GE Equipment Small Ticket LLC, Ser 2012-1A, Cl A2
0.850%, 11/21/14 (A)	430	431

Description	Face Amount ($ Thousands)	Value ($ Thousands)
GE Equipment Transportation LLC, Ser 2011-1, Cl A4
1.330%, 05/20/19	$240	$242
GE Equipment Transportation LLC, Ser 2012-1, Cl A3
0.990%, 11/23/15	135	136
GE Equipment Transportation LLC, Ser 2012-2, Cl A3
0.620%, 07/25/16	856	856
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl A2
1.495%, 01/16/46 (A)	200	200
John Deere Owner Trust, Ser 2012-B, Cl A2
0.430%, 02/17/15	565	565
John Deere Owner Trust, Ser 2012-B, Cl A3
0.530%, 07/15/16	405	405
Katonah CLO, Ser 2005-7A, Cl B
0.730%, 11/15/17 (A) (B)	504	484
Macquarie Equipment Funding Trust, Ser 2012-A, Cl A2
0.610%, 04/20/15 (A)	405	405
Madison Park Funding CLO, Ser 2007-4A, Cl A1B
0.610%, 03/22/21 (A) (B)	420	390
MMAF Equipment Finance LLC, Ser 2012-AA, Cl A2
0.840%, 01/12/15 (A)	465	466
Morgan Stanley ABS Capital I, Ser 2006-WMC1, Cl A2B
0.404%, 12/25/35 (B)	15	14
Navistar Financial Dealer Note Master Owner Trust II, Ser 2011-1, Cl A
1.354%, 10/25/16 (A) (B)	200	201
Nelnet Education Loan Funding, Ser 2004-2A, Cl A4
0.452%, 08/26/19 (B)	341	341
PSE&G Transition Funding LLC, Ser 2001-1, Cl A6
6.610%, 06/15/15	153	155
Securitized Asset-Backed Receivables LLC, Ser 2005-FR4, Cl M1
0.684%, 01/25/36 (B)	99	98
Sierra Receivables Funding LLC, Ser 2007-2A, Cl A2
1.206%, 09/20/19 (A) (B)	65	64
SLM Student Loan Trust, Ser 2005-8, Cl A2
0.391%, 07/25/22 (B)	178	178
SLM Student Loan Trust, Ser 2005-9, Cl A4
0.401%, 01/25/23 (B)	139	139

SEI Daily Income Trust / Annual Report / January 31, 2013	35

SCHEDULE OF INVESTMENTS

Ultra Short Duration Bond Fund (Continued)

January 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
SLM Student Loan Trust, Ser 2006-4, Cl A4
0.381%, 04/25/23 (B)	$541	$541
SLM Student Loan Trust, Ser 2007-1, Cl A3
0.331%, 07/25/18 (B)	33	33
SLM Student Loan Trust, Ser 2007-2, Cl A2
0.301%, 07/25/17 (B)	221	221
SLM Student Loan Trust, Ser 2008-5, Cl A2
1.401%, 10/25/16 (B)	436	438
SLM Student Loan Trust, Ser 2011-1, Cl A1
0.724%, 03/25/26 (B)	781	787
SLM Student Loan Trust, Ser 2011-A, Cl A1
1.206%, 10/15/24 (A) (B)	168	169
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.056%, 12/16/24 (A) (B)	526	529
SLM Student Loan Trust, Ser 2012-5, Cl A1
0.404%, 11/25/16 (B)	611	612
SLM Student Loan Trust, Ser 2012-7, Cl A1
0.364%, 02/27/17 (B)	494	494

		11,946

Mortgage Related — 0.7%
Ameriquest Mortgage Securities, Ser 2005-R3, Cl A1A
0.404%, 05/25/35 (B)	78	77
HSBC Home Equity Loan Trust, Ser 2005-1, Cl A
0.495%, 01/20/34 (B)	434	432
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.365%, 01/20/36 (B)	928	916
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.355%, 03/20/36 (B)	365	361

		1,786

Total Asset-Backed Securities (Cost $66,395) ($ Thousands)		66,496

MORTGAGE-BACKED SECURITIES — 25.7%

Agency Mortgage-Backed Obligations — 10.7%
FHLMC
2.204%, 02/01/22 (B)	215	229
2.186%, 02/01/30 (B)	163	173
FHLMC REMIC, Ser 1993-1599, Cl C
6.100%, 10/15/23	17	17

Description	Face Amount ($ Thousands)	Value ($ Thousands)
FHLMC REMIC, Ser 2003-2654, Cl OG
5.000%, 02/15/32	$158	$161
FHLMC REMIC, Ser 2004-2778, Cl JD
5.000%, 12/15/32	154	158
FHLMC REMIC, Ser 2004-2791, Cl UD
5.000%, 05/15/18	23	23
FHLMC REMIC, Ser 2005-2931, Cl AM
4.500%, 07/15/19	111	114
FHLMC REMIC, Ser 2005-3019, Cl DB
4.500%, 05/15/19	95	96
FHLMC TBA
2.500%, 03/01/43	1,900	1,963
FNMA
6.000%, 01/01/27	190	207
5.390%, 11/01/13	570	570
5.000%, 04/01/21 to 03/01/25	2,764	2,990
4.710%, 03/01/14	912	934
2.340%, 01/01/29 (B)	24	25
2.280%, 11/01/23 (B)	63	66
2.245%, 11/01/25 (B)	19	20
2.224%, 09/01/24 (B)	131	138
2.140%, 09/01/24 (B)	52	54
2.027%, 05/01/28 (B)	121	128
1.990%, 01/01/17	480	487
1.940%, 01/01/17	570	583
1.379%, 11/01/21 (B)	31	31
FNMA REMIC, Ser 2007-B1, Cl BE
5.450%, 12/25/20	211	215
FNMA REMIC, Ser 1993-220, Cl FA
0.819%, 11/25/13 (B)	3	3
FNMA REMIC, Ser 1993-58, Cl H
5.500%, 04/25/23	35	39
FNMA REMIC, Ser 2001-33, Cl FA
0.654%, 07/25/31 (B)	41	41
FNMA REMIC, Ser 2002-64, Cl FG
0.456%, 10/18/32 (B)	30	30
FNMA REMIC, Ser 2002-77, Cl CB
5.000%, 12/25/17	400	426
FNMA REMIC, Ser 2008-68, Cl VM
5.500%, 07/25/19	87	87
FNMA REMIC, Ser 2009-12, Cl KA
5.500%, 02/25/38	74	75
FNMA REMIC, Ser 2010-64, Cl EH
5.000%, 10/25/35	102	106
FNMA REMIC, Ser 2011-109, Cl PK
4.000%, 08/25/41	347	357
FNMA, Ser 2009-M2, Cl A1
2.387%, 01/25/19	510	517
FNMA TBA
3.500%, 02/25/41	1,900	2,004
3.000%, 02/01/26	4,300	4,514
2.500%, 02/15/27	3,400	3,520
GNMA
4.500%, 09/20/39 (B)	219	234

36	SEI Daily Income Trust / Annual Report / January 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
GNMA, Ser 2009-104, Cl NJ
4.250%, 07/20/36	$122	$126
GNMA, Ser 2010-122, Cl A
1.897%, 01/16/32	339	343
GNMA, Ser 2011-110, Cl A
2.237%, 03/16/33	300	307
Mortgage-Linked Amortizing Notes, Ser 2012-1, Cl A10
2.060%, 01/15/22	214	218
NCUA Guaranteed Notes, Ser 2010-R1, Cl 1A
0.658%, 10/07/20 (B)	876	878
NCUA Guaranteed Notes, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	53	54
NCUA Guaranteed Notes, Ser 2010-R2, Cl 1A
0.578%, 11/06/17 (B)	315	316
NCUA Guaranteed Notes, Ser 2011-R1, Cl 1A
0.658%, 01/08/20 (B)	196	197
NCUA Guaranteed Notes, Ser 2011-R2, Cl 1A
0.658%, 02/06/20 (B)	313	314
NCUA Guaranteed Notes, Ser 2011-R3, Cl 1A
0.607%, 03/11/20 (B)	909	914
NCUA Guaranteed Notes, Ser 2011-R4, Cl 1A
0.588%, 03/06/20 (B)	518	518
NCUA Guaranteed Notes, Ser 2011-R6, Cl 1A
0.588%, 05/07/20 (B)	400	400

		25,920

Non-Agency Mortgage-Backed Obligations — 15.0%
American Tower Trust, Ser 2007-1A, Cl AFX
5.420%, 04/15/37 (A)	707	722
Arkle Master Issuer PLC, Ser 2010-2A, Cl 1A1
1.711%, 05/17/60 (A) (B)	876	882
Arkle Master Issuer PLC, Ser 2011-1A, Cl 2A
1.553%, 05/17/60 (A) (B)	400	402
Banc of America Merrill Lynch Commercial Mortgage, Ser 2003-2, Cl A4
5.061%, 03/11/41 (B)	464	470
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
2.965%, 07/25/35 (B)	491	471

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
3.102%, 11/25/35 (B)	$59	$54
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
2.987%, 06/25/35 (B)	190	176
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
2.962%, 08/25/35 (B)	315	256
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
2.995%, 02/25/36 (B)	137	104
Bear Stearns Commercial Mortgage Securities, Ser 2002-TOP8, Cl A2
4.830%, 08/15/38	21	21
Bear Stearns Commercial Mortgage Securities, Ser 2003-PWR2, Cl A4
5.186%, 05/11/39 (B)	545	553
Bear Stearns Commercial Mortgage Securities, Ser 2005-PW10, Cl A4
5.405%, 12/11/40 (B)	500	553
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW18, Cl A2
5.613%, 06/11/50	111	113
Bear Stearns Commercial Mortgage Securities, Ser 2007-T26, Cl A2
5.330%, 01/12/45	18	18
Citigroup Commercial Mortgage Trust, Ser 2004-C2, Cl A5
4.733%, 10/15/41	375	397
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/45	416	415
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.838%, 09/25/34 (B)	94	94
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
3.015%, 03/25/36 (B)	269	219
Commercial Mortgage Acceptance, Ser 1998-C2, Cl F
5.440%, 09/15/30 (A)	138	140
Commercial Mortgage Pass-Through Certificates, Ser 2006-FL12, Cl A2
0.306%, 12/15/20 (A) (B)	75	74
Commercial Mortgage Pass-Through Certificates, Ser 2010-C1, Cl A1
3.156%, 07/10/46 (A)	526	554
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR2, Cl A1
0.824%, 08/15/45	324	325
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A1
0.666%, 11/15/45	284	283

SEI Daily Income Trust / Annual Report / January 31, 2013	37

SCHEDULE OF INVESTMENTS

Ultra Short Duration Bond Fund (Continued)

January 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR4, Cl A1
0.704%, 10/15/45	$453	$452
Commercial Mortgage Trust, Ser 2004-GG1, Cl A7
5.317%, 06/10/36 (B)	73	76
Commercial Mortgage Trust, Ser 2012-LC4, Cl A1
1.156%, 12/10/44	359	362
Countrywide Home Loans, Ser 2004-29, Cl 1A1
0.744%, 02/25/35 (B)	37	35
Countrywide Home Loans, Ser 2005-HY10, Cl 3A1A
2.848%, 02/20/36 (B)	242	192
Credit Suisse First Boston Mortgage Securities, Ser 2003-C4, Cl A4
5.137%, 08/15/36 (B)	353	356
Credit Suisse First Boston Mortgage Securities, Ser 2003-C5, Cl A4
4.900%, 12/15/36 (B)	451	459
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/46 (A)	528	568
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.752%, 02/25/48 (A) (B)	386	387
FDIC Trust, Ser 2012-C1, Cl A
0.841%, 05/25/35 (A) (B)	780	782
Fosse Master Issuer PLC, Ser 2011-1A, Cl A2
1.703%, 10/18/54 (A) (B)	595	603
GE Capital Commercial Mortgage, Ser 2003-C2, Cl A4
5.145%, 07/10/37	154	155
GE Capital Commercial Mortgage, Ser 2004-C3, Cl A2
5.189%, 07/10/39 (B)	363	382
GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl A2
5.444%, 05/10/40 (B)	548	555
GMAC Commercial Mortgage Securities, Ser 2004-C3, Cl A4
4.547%, 12/10/41	48	49
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.800%, 11/19/35 (B)	283	254
Greenwich Capital Commercial Funding, Ser 2003-C1, Cl A4
4.111%, 07/05/35	170	171
Greenwich Capital Commercial Funding, Ser 2003-C2, Cl A4
4.915%, 01/05/36	188	191

Description	Face Amount ($ Thousands)	Value ($ Thousands)
GS Mortgage Securities II, Ser 2004-GG2, Cl A5
5.279%, 08/10/38 (B)	$177	$180
GS Mortgage Securities II, Ser 2007-EOP, Cl A1
1.103%, 03/06/20 (A) (B)	390	390
GS Mortgage Securities II, Ser 2007-EOP, Cl A3
1.456%, 03/06/20 (A) (B)	734	736
GS Mortgage Securities II, Ser 2010-C2, Cl A1
3.849%, 12/10/43 (A)	545	589
GS Mortgage Securities II, Ser 2011-GC3, Cl A1
2.331%, 03/10/44 (A)	275	281
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/45	330	329
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
3.087%, 07/25/35 (B)	345	284
GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
2.774%, 01/25/36 (B)	438	395
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
3.100%, 05/25/47 (B)	322	263
Impac CMB Trust, Ser 2004-9, Cl 1A1
0.964%, 01/25/35 (B)	88	83
Impac CMB Trust, Ser 2005-2, Cl 1A1
0.724%, 04/25/35 (B)	100	94
Impac CMB Trust, Ser 2005-3, Cl A1
0.684%, 08/25/35 (B)	92	76
Impac CMB Trust, Ser 2005-5, Cl A1
0.844%, 08/25/35 (B)	75	66
Impac CMB Trust, Ser 2005-8, Cl 1A
0.464%, 02/25/36 (B)	239	206
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-LN1, Cl A2
4.920%, 10/15/37 (B)	550	557
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C1, Cl A3
4.719%, 01/15/38	330	339
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP4, Cl A3A2
4.903%, 10/15/42	854	854
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/43 (A)	544	577
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C3, Cl A1
1.875%, 02/15/46 (A)	708	719
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C4, Cl A1
1.525%, 07/15/46 (A)	387	392

38	SEI Daily Income Trust / Annual Report / January 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C5, Cl A1
1.600%, 08/15/46	$927	$942
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl A1
0.705%, 10/15/45	216	216
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
3.026%, 08/25/35 (B)	200	188
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
2.864%, 05/25/37 (B)	259	203
LB-UBS Commercial Mortgage Trust, Ser 2003-C3, Cl A4
4.166%, 05/15/32	51	51
LB-UBS Commercial Mortgage Trust, Ser 2003-C5, Cl A4
4.685%, 07/15/32 (B)	102	103
LB-UBS Commercial Mortgage Trust, Ser 2003-C8, Cl A4
5.124%, 11/15/32 (B)	385	391
LB-UBS Commercial Mortgage Trust, Ser 2004-C8, Cl A6
4.799%, 12/15/29 (B)	456	479
Merill Lynch Mortgage Trust, Ser 2004-BPC1, Cl A5
4.855%, 10/12/41 (B)	629	667
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
0.474%, 04/25/35 (B)	98	92
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
3.434%, 06/25/37 (B)	386	297
Morgan Stanley-Bank of America-Merrill Lynch Trust, Ser 2012-C6, Cl A1
0.664%, 11/15/45	183	182
Morgan Stanley Capital I, Ser 2003-T11, Cl A4
5.150%, 06/13/41	281	284
Morgan Stanley Capital I, Ser 2004-HQ3, Cl A4
4.800%, 01/13/41	388	400
Morgan Stanley Capital I, Ser 2004-IQ8, Cl A5
5.110%, 06/15/40 (B)	440	460
Morgan Stanley Capital I, Ser 2004-T13, Cl A4
4.660%, 09/13/45	1,043	1,068
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/33	10	10
Morgan Stanley Re-REMIC Trust, Ser 2012-IO
1.000%, 03/27/51	528	520

Description	Face Amount ($ Thousands)	Value ($ Thousands)
MortgageIT Trust, Ser 2005-5, Cl A1
0.464%, 12/25/35 (B)	$336	$298
Paragon Mortgages PLC, Ser 2006-12A, Cl A2C
0.530%, 11/15/38 (A) (B)	127	113
Paragon Mortgages PLC, Ser 2007-15A, Cl A2C
0.528%, 12/15/39 (A) (B)	302	268
Residential Funding Mortgage Securities I, Ser 2007-SA3, Cl 2A1
4.064%, 07/27/37 (B)	276	227
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.475%, 01/20/35 (B)	41	38
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/49	472	471
UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Cl A1
1.524%, 01/10/45	825	837
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A4
4.964%, 11/15/35 (B)	440	453
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl A4
5.240%, 10/15/44 (B)	309	340
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22, Cl A4
5.293%, 12/15/44 (B)	300	332
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.469%, 03/25/36 (B)	382	347
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/45	476	475
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.623%, 01/25/35 (B)	203	198
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
2.615%, 07/25/36 (B)	311	275
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
3.045%, 09/25/36 (B)	234	207
WF-RBS Commercial Mortgage Trust, Ser 2011-C2, Cl A1
2.501%, 02/15/44 (A)	1,140	1,167
WF-RBS Commercial Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/44 (A)	608	621
WF-RBS Commercial Mortgage Trust, Ser 2012-C6, Cl A1
1.081%, 04/15/45	162	164

SEI Daily Income Trust / Annual Report / January 31, 2013	39

SCHEDULE OF INVESTMENTS

Ultra Short Duration Bond Fund (Concluded)

January 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
WF-RBS Commercial Mortgage Trust, Ser 2012-C9, Cl A1
0.673%, 11/15/45	$986	$984
WF-RBS Commercial Mortgage Trust, Ser 2012-C10, Cl A1
0.734%, 12/15/45	1,010	1,010

		36,113

Total Mortgage-Backed Securities (Cost $62,919) ($ Thousands)		62,033

MUNICIPAL BONDS — 4.0%

California — 0.2%
California State, GO
5.450%, 04/01/15	355	390
University of California, Build America Bonds, RB
1.988%, 05/15/50 (B)	190	191

		581

Illinois — 0.5%
Illinois State, GO
4.071%, 01/01/14	625	641
Regional Transportation Authority, Ser A, RB
1.064%, 06/01/14	295	296
1.044%, 04/01/14	290	291

		1,228

Louisiana — 0.1%
Louisiana State, Local Government Environmental Facilities and Community Development Authority, Ser 2010-ELL, RB
1.110%, 02/01/16	163	163

Massachusetts — 0.2%
Commonwealth of Massachusetts, Ser D, GO
3.000%, 07/01/13	410	414

Michigan — 0.3%
Kalamazoo, Hospital Finance Authority, Ser B, RB
3.125%, 05/15/41 (B)	750	767

New Jersey — 0.7%
New Jersey State, Economic Development Authority, Build America Bonds, RB
1.308%, 06/15/13 (B)	420	421
New Jersey State, Economic Development Authority, Ser 00, RB
1.059%, 03/01/16	500	498

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New Jersey State, Turnpike Authority, Ser B, RB
4.252%, 01/01/16	$830	$860

		1,779

New York — 0.6%
City of New York, Sub-Ser I-3, GO
1.520%, 08/01/13	510	513
New York State, Dormitory Authority, Ser A, RB
5.600%, 12/15/14	160	175
New York State, Urban Development, RB
2.626%, 12/15/14	685	711

		1,399

Pennsylvania — 0.1%
Philadelphia, Authority for Industrial Development, RB
1.200%, 04/01/14	205	205

Texas — 0.7%
Austin, Electric Utility Revenue, Ser B, RB
0.672%, 11/15/15	1,145	1,141
City of El Paso, GO
3.610%, 08/15/14	445	465

		1,606

Virginia — 0.3%
Louisiana State, Industrial Development Authority, Ser A, RB
2.500%, 03/01/31 (B)	630	631

Wisconsin — 0.3%
Wisconsin State, Ser A, RB
0.798%, 05/01/15	780	779

Total Municipal Bonds (Cost $9,527) ($ Thousands)		9,552

U.S. TREASURY OBLIGATIONS — 2.6%
U.S. Treasury Notes
1.500%, 12/31/13	2,700	2,733
0.375%, 01/15/16	3,480	3,477

Total U.S. Treasury Obligations (Cost $6,206) ($ Thousands)		6,210

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.3%
FHLB
0.310%, 12/06/13	3,000	3,003
FNMA
0.625%, 09/04/15	1,900	1,901
0.710%, 12/04/15	660	661

Total U.S. Government Agency Obligations (Cost $5,564) ($ Thousands)		5,565

40	SEI Daily Income Trust / Annual Report / January 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

COMMERCIAL PAPER — 1.0%
AllianceBernstein
0.210%, 02/01/13 (C)	$2,500	$2,500

Total Commercial Paper (Cost $2,500) ($ Thousands)		2,500

REPURCHASE AGREEMENT (D) — 0.7%
BNP Paribas 0.160%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $1,600,007 (collateralized by various FHLMC/FNMA obligations, ranging in par value $720,700-$11,095,697, 4.000%-5.500%, 03/01/22-06/01/41, with total market value $1,632,000)	1,600	1,600

Total Repurchase Agreement (Cost $1,600) ($ Thousands)		1,600

Total Investments — 105.2% (Cost $253,664) ($ Thousands)		$253,514

The open futures contracts held by the Fund at January 31, 2013, is as follows (see Note 2 in Notes to Financial Statements):

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(35)	Mar-2013	$72
U.S. 5-Year Treasury Note	(29)	Mar-2013	24
U.S. 2-Year Treasury Note	(7)	Mar-2013	—

			$96

For the year ended January 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $241,007 ($ Thousands).

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2013. The date reported is the final maturity date.

(C)	The rate reported is the effective yield at time of purchase.

(D)	Tri-Party Repurchase Agreement.

ABS — Asset-Backed Security

Cl — Class

CLO — Collateralized Loan Obligation

FDIC — Federal Deposit Insurance Corporation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Association

NY — New York

PLC — Public Limited Company

REMIC — Real Estate Mortgage Investment Conduit

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$99,558	$—	$99,558
Asset-Backed Securities	—	66,012	484	66,496
Mortgage-Backed Securities	—	62,033	—	62,033
Municipal Bonds	—	9,552	—	9,552
U.S. Treasury Obligations	—	6,210	—	6,210
U.S. Government Agency Obligations	—	5,565	—	5,565
Commercial Paper	—	2,500	—	2,500
Repurchase Agreement	—	1,600	—	1,600

Total Investments in Securities	$—	$253,030	$484	$253,514

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$96	$—	$—	$96

*	Futures Contracts are valued at the net unrealized appreciation on the instruments.

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the year ended January 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Annual Report / January 31, 2013	41

SCHEDULE OF INVESTMENTS

Short-Duration Government Fund

January 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 59.0%

Agency Mortgage-Backed Obligations — 59.0%
FHLMC
4.500%, 02/01/22 to 06/01/26	$21,978	$23,400
2.493%, 06/01/24 (A)	42	42
2.442%, 06/01/24 (A)	94	95
2.411%, 03/01/19 (A)	16	16
2.385%, 07/01/24 (A)	13	13
2.375%, 01/01/18 to 09/01/20 (A)	30	31
2.350%, 04/01/22 (A)	8	8
2.349%, 12/01/23 (A)	1,549	1,649
2.343%, 06/01/17 (A)	11	11
2.324%, 05/01/24 (A)	49	50
2.310%, 04/01/19 to 05/01/19 (A)	33	34
2.302%, 07/01/20 (A)	3	3
2.274%, 04/01/29 (A)	72	75
2.262%, 12/01/23 (A)	88	90
2.260%, 02/01/19 (A)	16	16
2.250%, 07/01/18 to 11/01/20 (A)	12	12
2.129%, 04/01/29 (A)	27	29
2.125%, 02/01/16 to 03/01/19 (A)	42	44
2.000%, 07/01/18 (A)	12	12
1.875%, 01/01/17 to 06/01/18 (A)	9	9
1.750%, 09/01/16 (A)	3	3
1.625%, 02/01/16 to 03/01/27 (A)	13	13
FHLMC REMIC, Ser 2002-42, Cl A5
7.500%, 02/25/42	600	717
FHLMC REMIC, Ser 2004-2864, Cl NV
4.500%, 08/15/15	1,796	1,837
FHLMC REMIC, Ser 2005-3029, Cl PE
5.000%, 03/15/34	2,570	2,638
FHLMC REMIC, Ser 2006-3148, Cl CF
0.606%, 02/15/34 (A)	956	961
FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/40	9,974	10,833
FHLMC REMIC, Ser 3153, Cl FX
0.556%, 05/15/36 (A)	342	343
FHLMC TBA
4.000%, 02/15/41	28,200	29,896
FNMA
7.000%, 06/01/37	36	40
6.500%, 05/01/26 to 09/01/36	816	924
6.000%, 02/01/23 to 09/01/24	9,554	10,518
5.500%, 06/01/16 to 12/01/25	2,791	3,030

Description	Face Amount ($ Thousands)	Value ($ Thousands)
5.300%, 07/01/19	$1,154	$1,290
5.140%, 11/01/15	3,146	3,409
5.090%, 11/01/15	4,006	4,338
5.079%, 12/01/13	636	647
5.000%, 03/01/19 to 04/01/41	6,272	7,032
4.903%, 02/01/13	5	5
4.771%, 09/01/15	6,768	7,331
4.743%, 04/01/13	60	60
4.500%, 04/01/26 to 10/01/31	8,985	9,730
4.000%, 05/01/26 to 08/01/26	6,530	6,973
3.580%, 10/01/16	2,366	2,543
2.990%, 10/01/17	3,375	3,626
2.630%, 09/01/17	22,322	23,677
2.515%, 10/01/22	700	711
2.400%, 10/01/22	485	489
2.350%, 10/01/22	1,541	1,548
2.341%, 08/01/29 (A)	442	474
2.310%, 10/01/22	2,320	2,326
2.250%, 10/01/22 to 10/01/22	5,564	5,552
2.224%, 09/01/24 (A)	626	656
2.220%, 10/01/22 to 09/01/25 (A)	2,369	2,365
2.155%, 02/01/27 (A)	76	80
2.134%, 08/01/27 (A)	356	360
2.027%, 05/01/28 (A)	461	488
2.005%, 12/01/29 (A)	115	117
FNMA REMIC, Ser 1992-61, Cl FA
0.869%, 10/25/22 (A)	99	100
FNMA REMIC, Ser 1993-5, Cl Z
6.500%, 02/25/23	20	23
FNMA REMIC, Ser 1993-32, Cl H
6.000%, 03/25/23	42	46
FNMA REMIC, Ser 1994-77, Cl FB
1.719%, 04/25/24 (A)	8	9
FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/16	68	72
FNMA REMIC, Ser 2002-3, Cl PG
5.500%, 02/25/17	354	371
FNMA REMIC, Ser 2002-53, Cl FK
0.604%, 04/25/32 (A)	161	161
FNMA REMIC, Ser 2003-76, Cl CA
3.750%, 07/25/33	330	344
FNMA REMIC, Ser 2006-76, Cl QF
0.604%, 08/25/36 (A)	1,697	1,709
FNMA REMIC, Ser 2006-79, Cl DF
0.554%, 08/25/36 (A)	1,439	1,442
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/37	2,280	2,523
FNMA REMIC, Ser 2010-149, Cl VA
4.500%, 02/25/22	8,690	9,571
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/40	7,504	8,069
FNMA, Ser 2010-M5, Cl A2
2.806%, 07/25/20	13,700	14,652

42	SEI Daily Income Trust / Annual Report / January 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
FNMA TBA
5.000%, 02/01/38	$9,600	$10,364
3.500%, 02/01/41	8,800	9,305
2.500%, 02/15/27	30,000	31,059
GNMA
6.500%, 04/15/17 to 02/20/39	1,113	1,264
6.000%, 06/15/16 to 09/15/19	287	314
5.500%, 10/15/34 to 02/15/41	12,330	13,485
5.000%, 09/15/39 to 04/15/41	6,614	7,224
4.500%, 04/15/41	1,847	2,015
4.000%, 07/15/41 to 03/15/42	2,857	3,111
GNMA REMIC, Ser 2006-38, Cl XS, IO
7.044%, 09/16/35 (A)	142	33
GNMA TBA
6.000%, 02/15/35	20,000	22,477
5.500%, 02/15/34	20,000	21,866
4.000%, 02/01/40	11,900	12,943
3.500%, 02/01/41	66,500	71,477
NCUA Guaranteed Notes, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	556	566

Total Mortgage-Backed Securities (Cost $413,228) ($ Thousands)		419,814

U.S. TREASURY OBLIGATIONS — 19.1%
U.S. Treasury Notes
3.875%, 02/15/13	22,500	22,532
2.625%, 11/15/20	15,136	16,331
1.750%, 03/31/14	95,000	96,711

Total U.S. Treasury Obligations (Cost $133,463) ($ Thousands)		135,574

U.S. GOVERNMENT AGENCY OBLIGATIONS — 16.2%
FHLB
3.250%, 09/12/14	9,915	10,390
2.750%, 03/13/15	4,440	4,666
FHLMC
2.500%, 04/23/14	50,024	51,443
FNMA
2.750%, 03/13/14	35,520	36,531
0.750%, 02/26/13	12,580	12,585

Total U.S. Government Agency Obligations (Cost $113,655) ($ Thousands)		115,615

REPURCHASE AGREEMENTS (B) — 35.1%
BNP Paribas 0.160%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $161,800,719 (collateralized by various FHLMC/FNMA obligations, ranging in par value $2,483,587- $32,885,000, 3.000%-6.000%, 07/01/18-01/01/43, with total market value $165,036,000)	161,800	161,800

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Deutsche Bank 0.170%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $60,000,283 (collateralized by various GNMA/U.S. Treasury obligations, ranging in par value $10,550,500-$49,420,769, 0.250%-3.500%, 01/31/15-05/15/42, with total market value $61,200,058)	$60,000	$60,000
JPMorgan Chase 0.170%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $27,500,130 (collateralized by various FHLMC obligations, ranging in par value $5,395,000-$8,913,988, 2.500%-6.500%, 06/01/19-03/01/40, with total market value $28,050,165)	27,500	27,500

Total Repurchase Agreements (Cost $249,300) ($ Thousands)		249,300

Total Investments — 129.4% (Cost $909,646) ($ Thousands)		$920,303

The open futures contracts held by the Fund at January 31, 2013, is as follows (see Note 2 in Notes to Financial Statements):

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(383)	Mar-2013	$68
U.S. 2-Year Treasury Note	685	Mar-2013	42
U.S. Long Bond	(175)	Mar-2013	(99)

			$11

For the year ended January 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $711,100 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2013. The date reported is the final maturity date.

(B)	Tri-Party Repurchase Agreement.

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only — face amount represents notional amount

NCUA — National Credit Union Association

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

SEI Daily Income Trust / Annual Report / January 31, 2013	43

SCHEDULE OF INVESTMENTS

Short-Duration Government Fund (Concluded)

January 31, 2013

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1		Level 2	Level 3	Total
Mortgage-Backed Securities		$—	$419,814	$—	$419,814
Repurchase Agreements		—	249,300	—	249,300
U.S. Treasury Obligations		—	135,574	—	135,574
U.S. Government Agency Obligations		—	115,615	—	115,615

Total Investments in Securities	$		$920,303	$—	$920,303

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$11	$—	$—	$11

*	Futures Contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

For the year ended January 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the year ended January 31, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

44	SEI Daily Income Trust / Annual Report / January 31, 2013

SCHEDULE OF INVESTMENTS

Intermediate-Duration Government Fund

January 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 87.0%

Agency Mortgage-Backed Obligations — 87.0%
FHLMC
6.500%, 01/01/18 to 12/01/32	$160	$181
6.000%, 09/01/24	501	548
5.500%, 06/01/19 to 12/01/20	278	301
FHLMC REMIC, Ser 1990-165, Cl K
6.500%, 09/15/21	6	6
FHLMC REMIC, Ser 1993-1599, Cl C
6.100%, 10/15/23	62	63
FHLMC REMIC, Ser 2004-2748, Cl LE
4.500%, 12/15/17	92	93
FHLMC REMIC, Ser 2004-2802, Cl PF
0.606%, 09/15/33 (A)	370	371
FHLMC REMIC, Ser 2005-3029, Cl PE
5.000%, 03/15/34	835	857
FHLMC TBA
4.000%, 02/15/41	3,100	3,286
FNMA
6.500%, 03/01/33 to 10/01/34	110	126
6.000%, 02/01/23	296	324
5.680%, 06/01/17	509	570
5.500%, 03/01/14 to 12/01/25	1,626	1,779
5.000%, 05/01/14 to 04/01/41	2,187	2,383
4.997%, 08/01/15	362	395
4.903%, 02/01/13	14	14
4.771%, 09/01/15	1,184	1,283
4.500%, 04/01/26 to 10/01/31	775	839
4.360%, 12/01/15	962	1,015
4.000%, 05/01/26 to 08/01/26	508	543
2.515%, 10/01/22	55	56
2.400%, 10/01/22	36	37
2.350%, 10/01/22	120	120
2.310%, 10/01/22	180	180
2.250%, 10/01/22 to 10/01/22	429	428
2.220%, 10/01/22	176	175
FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/16	96	102
FNMA REMIC, Ser 2003-48, Cl GH
5.500%, 06/25/33	1,800	2,066
FNMA REMIC, Ser 2006-79, Cl DF
0.554%, 08/25/36 (A)	254	254

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/37	$397	$439
FNMA REMIC, Ser 2010-149, Cl VA
4.500%, 02/25/22	889	979
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/40	868	934
FNMA, Ser 2010-M5, Cl A2
2.806%, 07/25/20	3,300	3,529
FNMA TBA
2.500%, 02/15/27	2,600	2,692
GNMA
8.750%, 07/20/17	6	6
8.500%, 11/20/16 to 08/20/17	19	20
7.500%, 11/15/25 to 03/15/27	25	30
6.000%, 09/15/24	433	489
5.000%, 05/15/40 to 06/15/40	66	72
4.500%, 06/15/41	285	313
4.000%, 07/15/41 to 01/15/42	837	912
GNMA TBA
5.000%, 02/01/42	2,400	2,610
3.500%, 02/01/41	1,000	1,075
NCUA Guaranteed Notes, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	135	137

Total Mortgage-Backed Securities (Cost $31,703) ($ Thousands)		32,632

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.9%
FHLB
2.750%, 03/13/15	1,500	1,577
FNMA
0.750%, 12/18/13	2,500	2,513

Total U.S. Government Agency Obligations (Cost $4,051) ($ Thousands)		4,090

U.S. TREASURY OBLIGATION — 5.1%
U.S. Treasury Notes
0.875%, 04/30/17	1,900	1,914

Total U.S. Treasury Obligation (Cost $1,912) ($ Thousands)		1,914

ASSET-BACKED SECURITY — 0.8%

Other — 0.8%
Small Business Administration, Ser 2005-P10B, Cl 1
4.940%, 08/10/25	299	315

Total Asset-Backed Security (Cost $299) ($ Thousands)		315

SEI Daily Income Trust / Annual Report / January 31, 2013	45

SCHEDULE OF INVESTMENTS

Intermediate-Duration Government Fund (concluded)

January 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS (B) — 21.3%
Barclays Capital 0.130%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $4,000,014 (collateralized by U.S. Treasury Notes, par value $4,084,300, 0.250%, 05/15/15, with total market value $4,080,092)	$4,000	$4,000
BNP Paribas 0.160%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $4,000,018 (collateralized by various FHLMC/FNMA obligations, ranging in par value $527,484-$3,410,000, 3.500%-6.000%, 11/01/21-06/01/40, with total market value $4,080,000)	4,000	4,000

Total Repurchase Agreements (Cost $8,000) ($ Thousands)		8,000

Total Investments — 125.1% (Cost $45,965) ($ Thousands)		$46,951

The open futures contracts held by the Fund at January 31, 2013, is as follows (see Note 2 in Notes to Financial Statements):

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(11)	Mar-2013	$8
U.S. 5-Year Treasury Note	133	Mar-2013	(112)
U.S. 2-Year Treasury Note	(29)	Mar-2013	(1)
U.S. Long Bond	(3)	Mar-2013	8

			$(97)

For the year ended January 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $37,523 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2013. The date reported is the final maturity date

(B)	Tri-Party Repurchase Agreement.

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

NCUA — National Credit Union Administration

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$32,632	$—	$32,632
Repurchase Agreements	—	8,000	—	8,000
U.S. Government Agency Obligations	—	4,090	—	4,090
U.S. Treasury Obligation	—	1,914	—	1,914
Asset-Backed Security	—	315	—	315

Total Investments in Securities	$—	$46,951	$—	$46,951

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(97)	$—	$—	$(97)

*	Futures Contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

For the year ended January 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the year ended January 31, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

46	SEI Daily Income Trust / Annual Report / January 31, 2013

SCHEDULE OF INVESTMENTS

GNMA Fund

January 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 99.8%

Agency Mortgage-Backed Obligations — 99.8%
FHLMC REMIC, Ser 2006-3175, Cl SA, IO
6.944%, 06/15/36 (A)	$290	$40
FHLMC REMIC, Ser 2006-3179, Cl SP, IO
6.414%, 07/15/36 (A)	647	85
FHLMC REMIC, Ser 2007-3279, Cl SD, IO
6.224%, 02/15/37 (A)	2,658	428
FHLMC REMIC, Ser 2007-3309, Cl SC, IO
6.244%, 04/15/37 (A)	2,489	394
FHLMC REMIC, Ser 2009-3502, Cl DS, IO
5.944%, 01/15/39 (A)	1,521	246
FHLMC REMIC, Ser 2010-3631, Cl PS, IO
6.244%, 02/15/40 (A)	11,518	1,840
FNMA
8.000%, 09/01/14 to 09/01/2028	62	69
7.000%, 08/01/29 to 09/01/2032	243	289
6.500%, 09/01/32	120	135
2.515%, 10/01/22	165	168
2.400%, 10/01/22	112	113
2.350%, 10/01/22	354	356
2.310%, 10/01/22	535	536
2.250%, 10/01/22	1,286	1,283
2.220%, 10/01/22	531	529
FNMA REMIC, Ser 1990-91, Cl G
7.000%, 08/25/20	22	25
FNMA REMIC, Ser 1992-105, Cl B
7.000%, 06/25/22	41	47
FNMA REMIC, Ser 2002-42, Cl C
6.000%, 07/25/17	728	780
FNMA REMIC, Ser 2007-19, Cl SA, IO
6.206%, 03/25/37 (A)	5,790	873
FNMA REMIC, Ser 2012-9, Cl CS, IO
6.346%, 02/25/42 (A)	3,811	681
GNMA
10.000%, 05/15/16 to 09/15/19	14	14
9.500%, 08/15/17 to 11/15/20	28	30
9.000%, 12/15/17 to 05/15/22	90	93
8.500%, 10/15/16 to 06/15/27	21	22
8.000%, 04/15/17 to 03/15/22	458	521
7.750%, 10/15/26	31	37
7.500%, 02/15/27 to 10/15/35	274	324
7.250%, 01/15/28	81	97

Description	Face Amount ($ Thousands)	Value ($ Thousands)
7.000%, 04/15/19 to 06/20/38	$4,219	$5,024
6.750%, 11/15/27	44	52
6.500%, 03/15/14 to 10/15/38	1,838	2,080
6.000%, 07/15/24 to 03/15/41	12,606	14,209
5.500%, 01/15/33 to 02/15/41	19,379	21,370
5.000%, 04/15/33 to 04/15/41 (B)	37,044	40,772
4.500%, 08/15/33 to 12/15/41	24,311	26,743
4.000%, 04/15/26 to 11/15/42	33,385	36,207
3.875%, 05/15/42	2,640	2,841
3.500%, 03/20/41	748	807
3.000%, 03/15/42	2,917	3,049
GNMA REMIC, Ser 2002-45, Cl QE
6.500%, 06/20/32	593	686
GNMA REMIC, Ser 2005-70, Cl AI, IO
5.000%, 10/20/33	1,789	96
GNMA REMIC, Ser 2006-38, Cl XS, IO
7.044%, 09/16/35 (A)	3,548	829
GNMA, Ser 2003-9, Cl Z
5.500%, 01/20/2033	1,829	2,013
GNMA TBA
6.000%, 02/15/35	8,300	9,328
5.500%, 02/15/34	2,000	2,187
5.000%, 02/01/42	2,600	2,828
4.500%, 02/15/39 to 02/15/2040	33,600	36,650
4.000%, 02/01/40	15,800	17,185
3.500%, 02/01/41 to 02/15/41	64,000	68,790

Total Mortgage-Backed Securities (Cost $297,078) ($ Thousands)		303,801

REPURCHASE AGREEMENTS (C) — 45.6%
BNP Paribas 0.160%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $46,700,208 (collateralized by various FHLMC/FNMA obligations, ranging in par value $447,953-$29,900,000, 3.500%-6.000%, 09/01/17-08/01/51, with total market value $47,634,000)	46,700	46,700
Deutsche Bank 0.170%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $42,000,198 (collateralized by various GNMA obligations, ranging in par value $2,417,052-$36,831,743, 4.000%-5.000%, 02/15/39-12/15/41, with total market value $42,840,000)	42,000	42,000
JPMorgan Chase 0.170%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $7,100,034 (collateralized by various FHLMC obligations, ranging in par value $1,431,036-$2,507,068, 3.000%-6.000%, 09/01/19-11/01/42, with total market value $7,244,642)	7,100	7,100

SEI Daily Income Trust / Annual Report / January 31, 2013	47

SCHEDULE OF INVESTMENTS

GNMA Fund (concluded)

January 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
UBS 0.150%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $43,000,179 (collateralized by various FHLMC obligations, ranging in par value $11,614-$50,598,126, 4.000%-5.000%, 02/01/26-01/01/42, with total market value $43,860,000)	$43,000	$43,000

Total Repurchase Agreements (Cost $138,800) ($ Thousands)		138,800

Total Investments — 145.4% (Cost $435,878) ($ Thousands)		$442,601

The open futures contracts held by the Fund at January 31, 2013, is as follows (see Note 2 in Notes to Financial Statements):

Type of Contract	Number Of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	35	Mar-2013	$(13)

For the year ended January 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $304,425 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2013. The date reported is the final maturity date.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(C)	Tri-Party Repurchase Agreement.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only — face amount represents notional amount

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$303,801	$—	$303,801
Repurchase Agreements	—	138,800	—	138,800

Total Investments in Securities	$—	$442,601	$—	$442,601

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(13)	$—	$—	$(13)

*	Futures Contracts are valued at the net unrealized depreciation on the instruments.

For the year ended January 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the year ended January 31, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

48	SEI Daily Income Trust / Annual Report / January 31, 2013

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Statements of Assets and Liabilities ($ Thousands)

January 31, 2013

	Money Market Fund		Government Fund		Government II Fund		Prime Obligation Fund
ASSETS:
Investments, at value†	$245,576		$595,373		$1,449,373		$2,937,862
Repurchase agreements†	121,897		876,682		—		959,512
Cash	—		—		1		—
Receivable for investment securities sold	—		—		—		—
Interest receivable	45		1,898		1,788		571
Receivable for fund shares sold	—		—		—		—
Receivable for variation margin	—		—		—		—
Prepaid expenses	12		49		48		152
Total Assets	367,530		1,474,002		1,451,210		3,898,097
LIABILITIES:
Payable for investment securities purchased	—		—		—		—
Administration fees payable	34		86		50		520
Shareholder servicing fees payable	12		6		—		2
Investment advisory fees payable	12		42		45		118
Income distribution payable	3		14		10		64
Trustees’ fees payable	—		—		—		1
Chief Compliance Officer fees payable	1		2		2		6
Payable for fund shares redeemed	—		—		—		—
Payable for variation margin	—		—		—		—
Accrued expense payable	50		136		146		386
Total Liabilities	112		286		253		1,097
Net Assets	$367,418		$1,473,716		$1,450,957		$3,897,000
†Cost of investments and repurchase agreements	$367,473		$1,472,055		$1,449,373		$3,897,374
NET ASSETS:
Paid-in Capital — (unlimited authorization — no par value)	$367,416		$1,473,752		$1,450,960		$3,897,058
Undistributed (Distributions in excess of) net investment income	2		—		(3)		—
Accumulated net realized loss on investments	—		(36)		—		(58)
Net unrealized appreciation (depreciation) on investments	—		—		—		—
Net unrealized appreciation (depreciation) on futures contracts	—		—		—		—
Net Assets	$367,418		$1,473,716		$1,450,957		$3,897,000
Net Asset Value, Offering and Redemption Price Per Share — Class A	$1.00		$1.00		$1.00		$1.00
	(255,062,612 ÷ 255,095,672 shares	)	(1,292,334,484 ÷ 1,292,391,405 shares	)	(1,237,204,895 ÷ 1,237,273,194 shares	)	(3,714,718,886 ÷ 3,714,772,362 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class B	$1.00		$1.00		$1.00		$1.00
	(60,069,066 ÷ 60,076,921 shares	)	(133,692,517 ÷ 133,722,403 shares	)	(204,630,083 ÷ 204,665,240 shares	)	(119,581,042 ÷ 119,584,877 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class C	$1.00		$1.00		$1.00		$1.00
	(32,314,321 ÷ 32,327,124 shares	)	(12,552,149 ÷ 12,553,745 shares	)	(9,121,751 ÷ 9,121,291 shares	)	(34,102,126 ÷ 34,102,547 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class H	N/A		N/A		N/A		$1.00
							(25,429,601 ÷ 25,430,969 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Sweep Class	$1.00		$1.00		N/A		$1.00
	(19,971,573 ÷ 19,943,737 shares	)	(35,136,633 ÷ 35,138,810 shares	)			(3,168,835 ÷ 3,168,383 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class B, C, H and Sweep Class currently not offered.

The accompanying notes are an integral part of the financial statements.

50	SEI Daily Income Trust / Annual Report / January 31, 2013

Treasury Fund		Treasury II Fund		Ultra Short Duration Bond Fund	Short-Duration Government Fund		Intermediate- Duration Government Fund	GNMA Fund

$ 99,700		$795,659		$251,914	$671,003		$38,951	$303,801
228,586		—		1,600	249,300		8,000	138,800
—		—		2,500	1,119		184	40
—		—		507	44,121		4,403	23,885
289		1,881		582	2,666		104	674
—		—		329	722		38	1,334
—		—		—	45		7	6
14		29		7	25		2	10
328,589		797,569		257,439	969,001		51,689	468,550

—		—		15,895	254,063		14,111	161,037
15		22		46	209		12	60
4		—		—	33		2	77
11		—		20	47		3	23
2		6		53	3		8	60
—		—		—	—		—	—
1		1		—	1		—	1
—		—		378	3,335		18	2,819
—		—		6	107		4	—
36		88		34	103		8	48
69		117		16,432	257,901		14,166	164,125
$328,520		$797,452		$241,007	$711,100		$37,523	$304,425

$328,286		$795,659		$253,664	$909,646		$45,965	$435,878

$328,547		$797,453		$264,913	$702,973		$37,590	$298,571

—		(1)		(13)	552		139	(7)

(27)		—		(23,839)	(3,093)		(1,095)	(849)

—		—		(150)	10,657		986	6,723

—		—		96	11		(97)	(13)
$328,520		$797,452		$241,007	$711,100		$37,523	$304,425

$1.00		$1.00		$9.37	$10.62		$11.89	$10.70
(82,338,645 ÷ 82,377,765 shares	)	(460,589,822 ÷ 460,749,548 shares	)	(241,006,879 ÷ 25,720,133 shares )	(711,100,368 ÷ 66,964,077 shares	)	(37,522,871 ÷ 3,157,026 shares )	(304,424,973 ÷ 28,443,408 shares )

$1.00		$1.00		N/A	N/A		N/A	N/A
(108,605,305 ÷ 108,630,223 shares	)	(330,880,253 ÷ 330,866,710 shares	)

$1.00		$1.00		N/A	N/A		N/A	N/A
(10,982,991 ÷ 10,983,063 shares	)	(5,981,918 ÷ 5,984,550 shares	)

N/A		N/A		N/A	N/A		N/A	N/A

$1.00		N/A		N/A	N/A		N/A	N/A
(126,592,671 ÷ 126,601,021 shares	)

SEI Daily Income Trust / Annual Report / January 31, 2013	51

Statements of Operations ($ Thousands)

For the year ended January 31, 2013

	Money Market Fund	Government Fund	Government II Fund	Prime Obligation Fund
Investment Income:
Interest Income	$932	$2,351	$1,675	$11,032
Expenses:
Administration Fees	1,157	3,176	2,546	7,761
Shareholder Servicing Fees — Class A Shares	615	2,874	2,901	9,708
Shareholder Servicing Fees — Sweep Class Shares	57	81	—	20
Distribution Fees — Sweep Class Shares	115	162	—	10
Administrative and Shareholder Servicing Fees — Class B Shares	147	390	510	389
Administrative and Shareholder Servicing Fees — Class C Shares	162	53	48	226
Administrative and Shareholder Servicing Fees — Class H Shares	—	—	—	102
Investment Advisory Fees	245	926	938	2,859
Trustees’ Fees	6	23	24	74
Chief Compliance Officer Fees	2	6	5	16
Registration Fees	18	66	78	226
Custodian/Wire Agent Fees	40	126	130	350
Pricing Fees	1	5	5	15
Other Expenses	37	134	138	371
Total Expenses	2,602	8,022	7,323	22,127
Less, Waiver of:
Investment Advisory Fees	(123)	(463)	(469)	(1,430)
Administration Fees	(752)	(1,913)	(1,858)	(2,073)
Shareholder Servicing Fees — Class A Shares	(615)	(2,874)	(2,901)	(9,708)
Administrative & Shareholder Servicing Fees — Class B Shares	(109)	(390)	(510)	(310)
Administrative & Shareholder Servicing Fees — Class C Shares	(136)	(53)	(48)	(198)
Administrative & Shareholder Servicing Fees — Class H Shares	—	—	—	(88)
Shareholder Servicing & Distribution Fees — Sweep Class Shares	(155)	(243)	—	(27)
Net Expenses	712	2,086	1,537	8,293
Net Investment Income	220	265	138	2,739
Net Realized Gain (Loss) on/from:
Investments	4	—	3	8
Futures Contracts	—	—	—	—
Purchased Options	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on/from:
Investments	—	—	—	—
Futures Contracts	—	—	—	—
Purchased Options	—	—	—	—
Net Increase in Net Assets Resulting from Operations	$224	$265	$141	$2,747

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

52	SEI Daily Income Trust / Annual Report / January 31, 2013

Treasury Fund	Treasury II Fund	Ultra Short Duration Bond Fund	Short- Duration Government Fund	Intermediate- Duration Government Fund	GNMA Fund

$559	$738	$2,974	$7,151	$1,057	$4,124

916	1,891	848	2,462	198	903
300	1,167	603	1,726	142	705
387	—	—	—	—	—
773	—	—	—	—	—

299	946	—	—	—	—
39	30	—	—	—	—

—	—	—	—	—	—
267	552	226	602	50	249
7	14	4	13	1	5
2	4	1	3	—	1
26	38	15	39	4	13
33	79	23	67	5	28
2	3	46	131	12	50
37	81	25	71	5	29
3,088	4,805	1,791	5,114	417	1,983

(134)	(276)	(46)	(52)	—	—
(635)	(1,727)	(219)	—	—	(196)
(300)	(1,167)	(603)	(1,726)	(115)	—
(299)	(946)	—	—	—	—

(39)	(30)	—	—	—	—
—	—	—	—	—	—

(1,160)	—	—	—	—	—
521	659	923	3,336	302	1,787
38	79	2,051	3,815	755	2,337

—	4	(57)	8,161	757	5,646
—	—	(234)	(1,404)	551	(4)
—	—	—	—	—	(70)

—	—	3,388	(4,731)	(728)	(2,582)
—	—	237	269	(491)	(91)
—	—	—	—	—	37
$38	$83	$5,385	$6,110	$844	$5,273

SEI Daily Income Trust / Annual Report / January 31, 2013	53

Statements of Changes in Net Assets ($ Thousands)

For the years ended January 31,

	Money Market Fund		Government Fund
	2013	2012	2013	2012
Operations:
Net Investment Income	$220	$148	$265	$505
Net Realized Gain on Investments	4	5	—	4
Net Increase in Net Assets Resulting from Operations	224	153	265	509
Dividends and Distributions to Shareholders:
Net Investment Income
Class A	(209)	(134)	(231)	(302)
Class B	(5)	(5)	(26)	(175)
Class C	(3)	(5)	(2)	(17)
Class H	—	—	—	—
Sweep Class	(3)	(3)	(6)	(11)
Net Capital Gain
Class A	(5)	—	—	—
Class B	(1)	—	—	—
Class C	(1)	—	—	—
Sweep Class	—	—	—	—
Total Dividends and Distributions	(227)	(147)	(265)	(505)
Capital Share Transactions (All at $1.00 per share)
Class A:
Proceeds from Shares Issued	1,652,039	1,640,331	8,233,385	5,212,895
Reinvestment of Dividends & Distributions	152	92	103	108
Cost of Shares Redeemed	(1,543,585)	(1,708,746)	(7,995,704)	(4,791,600)
Net Increase (Decrease) from Class A Transactions	108,606	(68,323)	237,784	421,403
Class B:
Proceeds from Shares Issued	250,953	312,140	732,103	1,657,852
Reinvestment of Dividends & Distributions	3	2	14	148
Cost of Shares Redeemed	(263,922)	(278,460)	(719,089)	(1,871,535)
Net Increase (Decrease) from Class B Transactions	(12,966)	33,682	13,028	(213,535)
Class C:
Proceeds from Shares Issued	256,935	252,507	137,824	331,272
Reinvestment of Dividends & Distributions	—	—	—	—
Cost of Shares Redeemed	(257,730)	(272,274)	(133,308)	(378,665)
Net Increase (Decrease) from Class C Transactions	(795)	(19,767)	4,516	(47,393)
Class H:
Proceeds from Shares Issued	N/A	N/A	N/A	N/A
Reinvestment of Dividends & Distributions	N/A	N/A	N/A	N/A
Cost of Shares Redeemed	N/A	N/A	N/A	N/A
Net Increase (Decrease) from Class H Transactions	N/A	N/A	N/A	N/A
Sweep Class:
Proceeds from Shares Issued	238,531	275,038	274,378	281,300
Reinvestment of Dividends & Distributions	—	—	5	8
Cost of Shares Redeemed	(241,261)	(278,940)	(266,480)	(279,235)
Net Increase (Decrease) from Sweep Class Transactions	(2,730)	(3,902)	7,903	2,073
Net Increase (Decrease) in Net Assets from Capital Shares Transactions	92,115	(58,310)	263,231	162,548
Net Increase (Decrease) in Net Assets	92,112	(58,304)	263,231	162,552
Net Assets:
Beginning of Year	275,306	333,610	1,210,485	1,047,933
End of Year	$367,418	$275,306	$1,473,716	$1,210,485
Undistributed (Distributions in Excess of) Net Investment Income	$2	$—	$—	$—

Amounts designated as “—” are zero or have been rounded to zero

N/A — Not applicable. Class H and Sweep Class currently not offered.

The accompanying notes are an integral part of the financial statements.

54	SEI Daily Income Trust / Annual Report / January 31, 2013

Government II Fund		Prime Obligation Fund		Treasury Fund		Treasury II Fund
2013	2012	2013	2012	2013	2012	2013	2012

$138	$147	$2,739	$1,466	$38	$51	$79	$56
3	25	8	36	—	20	4	11
141	172	2,747	1,502	38	71	83	67

(116)	(130)	(2,719)	(1,444)	(12)	(18)	(47)	(34)
(17)	(16)	(13)	(14)	(10)	(17)	(31)	(21)
(1)	(1)	(5)	(5)	(1)	(2)	(1)	(1)
—	—	(2)	(2)	—	—	—	—
—	—	—	(1)	(15)	(14)	—	—

(25)	—	—	—	—	—	(10)	—
(4)	—	—	—	—	—	(5)	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
(163)	(147)	(2,739)	(1,466)	(38)	(51)	(94)	(56)

2,970,008	3,976,972	29,890,477	23,221,923	6,262,341	17,103,687	1,606,674	1,431,958
14	14	646	328	6	8	20	14
(3,040,818)	(3,902,559)	(30,283,897)	(22,258,952)	(6,379,528)	(17,079,921)	(1,618,448)	(1,247,451)
(70,796)	74,427	(392,774)	963,299	(117,181)	23,774	(11,754)	184,521

1,099,856	1,058,494	822,105	1,022,254	768,555	1,051,080	1,156,866	841,043
16	9	5	6	7	9	6	5
(1,061,718)	(1,011,890)	(838,507)	(1,021,603)	(773,983)	(1,115,844)	(1,221,088)	(623,989)
38,154	46,613	(16,397)	657	(5,421)	(64,755)	(64,216)	217,059

120,872	88,863	357,784	359,071	114,411	112,983	76,698	54,715
—	—	1	1	—	—	—	—
(117,158)	(92,914)	(365,734)	(373,058)	(110,411)	(116,962)	(76,640)	(54,974)
3,714	(4,051)	(7,949)	(13,986)	4,000	(3,979)	58	(259)

N/A	N/A	47,697	43,261	N/A	N/A	N/A	N/A
N/A	N/A	2	3	N/A	N/A	N/A	N/A
N/A	N/A	(47,916)	(42,023)	N/A	N/A	N/A	N/A
N/A	N/A	(217)	1,241	N/A	N/A	N/A	N/A

N/A	N/A	32,135	41,089	336,597	433,766	N/A	N/A
N/A	N/A	—	—	—	—	N/A	N/A
N/A	N/A	(33,136)	(41,630)	(347,340)	(425,941)	N/A	N/A
N/A	N/A	(1,001)	(541)	(10,743)	7,825	N/A	N/A
(28,928)	116,989	(418,338)	950,670	(129,345)	(37,135)	(75,912)	401,321
(28,950)	117,014	(418,330)	950,706	(129,345)	(37,115)	(75,923)	401,332

1,479,907	1,362,893	4,315,330	3,364,624	457,865	494,980	873,375	472,043
$1,450,957	$1,479,907	$3,897,000	$4,315,330	$328,520	$457,865	$797,452	$873,375
$(3)	$—	$—	$—	$—	$—	$(1)	$—

SEI Daily Income Trust / Annual Report / January 31, 2013	55

Statements of Changes in Net Assets ($ Thousands)

For the years ended January 31,

	Ultra Short Duration Bond Fund
	2013	2012
Operations:
Net Investment Income	$2,051	$2,798
Net Realized Gain (Loss) on Investments, Futures Contracts, and Purchased Options	(291)	(3,120)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Futures Contracts	3,625	2,131
Net Increase in Net Assets Resulting from Operations	5,385	1,809
Dividends and Distributions to Shareholders:
Net Investment Income	(2,657)	(3,373)
Net Capital Gains	—	—
Total Dividends and Distributions	(2,657)	(3,373)
Capital Share Transactions:
Class A:
Proceeds from Shares Issued	142,536	219,836
Reinvestment of Dividends & Distributions	2,082	2,936
Cost of Shares Redeemed	(161,341)	(431,818)
Net Increase (Decrease) from Class A Transactions	(16,723)	(209,046)
Net Increase (Decrease) in Net Assets	(13,995)	(210,610)
Net Assets:
Beginning of Year	255,002	465,612
End of Year	$241,007	$255,002
Undistributed (Distributions in Excess of) Net Investment Income	$(13)	$13
Capital Share Transactions:
Class A:
Shares Issued	15,275	23,655
Reinvestment of Distributions	223	316
Shares Redeemed	(17,309)	(46,331)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,811)	(22,360)

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

56	SEI Daily Income Trust / Annual Report / January 31, 2013

Short-Duration Government Fund		Intermediate-Duration Government Fund		GNMA Fund
2013	2012	2013	2012	2013	2012

$3,815	$5,928	$755	$1,019	$2,337	$522
6,757	5,933	1,308	966	5,572	15,681
(4,462)	4,558	(1,219)	1,453	(2,636)	1,597
6,110	16,419	844	3,438	5,273	17,800

(6,288)	(8,015)	(1,016)	(1,242)	(4,890)	(2,741)
(6,560)	(993)	—	(1)	(6,583)	(8,838)
(12,848)	(9,008)	(1,016)	(1,243)	(11,473)	(11,579)

436,154	528,070	40,223	92,282	175,062	157,770
11,313	7,755	895	1,098	9,985	9,102
(468,755)	(671,423)	(74,881)	(212,061)	(117,438)	(264,492)
(21,288)	(135,598)	(33,763)	(118,681)	67,609	(97,620)
(28,026)	(128,187)	(33,935)	(116,486)	61,409	(91,399)

739,126	867,313	71,458	187,944	243,016	334,415
$711,100	$739,126	$37,523	$71,458	$304,425	$243,016
$552	$10	$139	$1	$(7)	$(9)

40,674	49,442	3,374	7,879	16,023	14,347
1,056	726	75	95	917	837
(43,700)	(63,098)	(6,290)	(18,583)	(10,770)	(24,507)
(1,970)	(12,930)	(2,841)	(10,609)	6,170	(9,323)

SEI Daily Income Trust / Annual Report / January 31, 2013	57

Financial Highlights

For the years ended January 31,

For a Share Outstanding Throughout the Years

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate*	Total from Operations*	Dividends from Net Investment Income		Distributions from Realized Capital Gains		Total Dividends		Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Money Market Fund
Class A
2013	$1.00	$—	$—	$—	$—	$—	(1)	$—	(1)	$—	(1)	$1.00	0.09%	$255,063	0.18%		0.68%	0.09%
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.06	146,460	0.18		0.68	0.06
2011	1.00	—	—	—	—	—	(1)	—	(1)	—	(1)	1.00	0.14	214,779	0.18		0.68	0.14
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.31	228,375	0.24	(2)	0.70	0.35
2009	1.00	0.02	(0.01)	0.01	0.02	(0.02)		—		(0.02)		1.00	2.45 ††	341,204	0.20	(2)	0.64	2.46
Class B
2013	$1.00	$—	$—	$—	$—	$—	(1)	$—	(1)	$—	(1)	$1.00	0.01%	$60,069	0.26	%(3)	0.73%	0.01%
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01	73,035	0.23	(3)	0.73	0.01
2011	1.00	—	—	—	—	—	(1)	—	(1)	—	(1)	1.00	0.01	39,352	0.30		0.80	0.01
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.15	51,142	0.44	(2)(3)	0.76	0.19
2009	1.00	0.02	(0.01)	0.01	0.02	(0.02)		—		(0.02)		1.00	2.15 ††	120,925	0.50	(2)	0.70	2.19
Class C
2013	$1.00	$—	$—	$—	$—	$—	(1)	$—	(1)	$—	(1)	$1.00	0.01%	$32,314	0.26	%(3)	0.93%	0.01%
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01	33,110	0.23	(3)	0.93	0.01
2011	1.00	—	—	—	—	—	(1)	—	(1)	—	(1)	1.00	0.01	52,876	0.30		0.80	0.01
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.08	74,047	0.49	(2)(3)	0.95	0.10
2009	1.00	0.02	(0.01)	0.01	0.02	(0.02)		—		(0.02)		1.00	1.94 ††	158,833	0.70	(2)	0.89	2.00
Sweep Class
2013	$1.00	$—	$—	$—	$—	$—	(1)	$—	(1)	$—	(1)	$1.00	0.01%	$19,972	0.26	%(3)	1.18%	0.01%
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01	22,701	0.23	(3)	1.18	0.01
2011	1.00	—	—	—	—	—	(1)	—	(1)	—	(1)	1.00	0.01	26,603	0.31		0.81	0.01
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.07	28,445	0.52	(2)(3)	1.20	0.08
2009	1.00	0.02	(0.01)	0.01	0.02	(0.02)		—		(0.02)		1.00	1.69 ††	68,179	0.95	(2)	1.14	1.79
Government Fund
Class A
2013	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.02%	$1,292,334	0.16	%(3)	0.59%	0.02%
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.05	1,054,551	0.10	(3)	0.59	0.05
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.05	633,160	0.17	(3)	0.59	0.05
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.14	825,341	0.20	(2)	0.57	0.16
2009	1.00	0.02	—	—	0.02	(0.02)		—		(0.02)		1.00	2.15	1,526,541	0.22	(2)	0.54	2.06
Class B
2013	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.02%	$133,693	0.16	%(3)	0.64%	0.02%
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.05	120,664	0.09	(3)	0.64	0.05
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.05	334,209	0.16	(3)	0.64	0.05
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.07	427,711	0.28	(2)(3)	0.62	0.07
2009	1.00	0.02	—	—	0.02	(0.02)		—		(0.02)		1.00	1.84	623,905	0.52	(2)	0.60	1.62
Class C
2013	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.02%	$12,552	0.16	%(3)	0.84%	0.02%
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.05	8,036	0.10	(3)	0.84	0.05
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.05	55,406	0.17	(3)	0.84	0.05
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.06	59,565	0.31	(2)(3)	0.82	0.07
2009	1.00	0.02	—	—	0.02	(0.02)		—		(0.02)		1.00	1.64	153,015	0.71	(2)(3)	0.79	1.65
Sweep Class
2013	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.02%	$35,137	0.16	%(3)	1.09%	0.02%
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.05	27,234	0.09	(3)	1.09	0.05
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.05	25,158	0.16	(3)	1.09	0.05
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.06	30,018	0.30	(2)(3)	1.07	0.07
2009	1.00	0.01	—	—	0.01	(0.01)		—		(0.01)		1.00	1.39	45,154	0.96	(2)(3)	1.04	1.34
Amounts designated as “—” are zero or have been rounded to zero.

(1)	Amount represents less than $0.01 per share.
(2)	The expense ratio includes the Treasury Guarantee Program expense. The Fund participated in the Temporary Guarantee Program for Money Market Funds from September 18, 2008 through September 18, 2009. Had the expense been excluded, the expense ratio would have been equal to, or less than, the expense ratio cap figure. See Note 3 for expense ratio cap figure.
(3)	The Distributor and/or Administrator have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers and the Treasury Guarantee Program expense been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense ratio cap figure.
*	Per share calculations were performed using average shares.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	The total return includes payment by affiliate. Had the payment been excluded the total return would have been 1.61%, 1.31%, 1.11% and 0.86% for Class A, Class B, Class C and Sweep Class, respectively.

The accompanying notes are an integral part of the financial statements.

58	SEI Daily Income Trust / Annual Report / January 31, 2013

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate*	Total from Operations*	Dividends from Net Investment Income		Distributions from Realized Capital Gains		Total Dividends		Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Government II Fund
Class A
2013	$1.00	$—	$—	$—	$—	$—	(1)	$—	(1)	$—	(1)	$1.00	0.01%	$1,237,205	0.12	%(3)	0.54%	0.01%
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01	1,308,018	0.09	(3)	0.54	0.01
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01	1,233,569	0.16	(3)	0.54	0.01
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.11	1,280,352	0.19	(2)	0.52	0.12
2009	1.00	0.02	—	—	0.02	(0.02)		—		(0.02)		1.00	2.10	2,050,235	0.21	(2)	0.50	1.99
Class B
2013	$1.00	$—	$—	$—	$—	$—	(1)	$—	(1)	$—	(1)	$1.00	0.01%	$204,630	0.12	%(3)	0.59%	0.01%
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01	166,481	0.09	(3)	0.59	0.01
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01	119,864	0.16	(3)	0.59	0.01
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.06	146,960	0.25	(2)	0.56	0.06
2009	1.00	0.02	—	—	0.02	(0.02)		—		(0.02)		1.00	1.79	242,332	0.51	(2)	0.54	1.80
Class C
2013	$1.00	$—	$—	$—	$—	$—	(1)	$—	(1)	$—	(1)	$1.00	0.01%	$9,122	0.12	%(3)	0.79%	0.01%
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01	5,408	0.10	(3)	0.79	0.01
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01	9,460	0.16	(3)	0.79	0.01
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.06	5,252	0.28	(2)(3)	0.77	0.06
2009	1.00	0.02	—	—	0.02	(0.02)		—		(0.02)		1.00	1.60	31,462	0.70	(2)(3)	0.74	1.63
Prime Obligation Fund
Class A
2013	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.07%	$3,714,719	0.20%		0.54%	0.07%
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.04	4,107,485	0.20		0.54	0.04
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.11	3,144,153	0.20		0.54	0.12
2010	1.00	—	(0.04)	0.04	—	—	(1)	—		—	(1)	1.00	0.20 ††	3,158,830	0.23	(2)	0.53	0.26
2009	1.00	0.02	—	—	0.02	(0.02)		—		(0.02)		1.00	2.37	3,796,102	0.22	(2)	0.50	2.42
Class B
2013	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.01%	$119,581	0.26	%(3)	0.59	0.01%
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01	135,978	0.23	(3)	0.59	0.01
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01	135,319	0.31	(3)	0.59	0.01
2010	1.00	—	(0.04)	0.04	—	—	(1)	—		—	(1)	1.00	0.07 ††	182,593	0.38	(2)(3)	0.58	0.15
2009	1.00	0.02	—	—	0.02	(0.02)		—		(0.02)		1.00	2.06	346,741	0.51	(2)	0.55	2.17
Class C
2013	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.01%	$34,102	0.26	%(3)	0.79%	0.01%
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01	42,051	0.23	(3)	0.79	0.01
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01	56,037	0.30	(3)	0.79	0.01
2010	1.00	—	(0.04)	0.04	—	—	(1)	—		—	(1)	1.00	0.06 ††	95,092	0.39	(2)(3)	0.78	0.14
2009	1.00	0.02	—	—	0.02	(0.02)		—		(0.02)		1.00	1.86	467,782	0.71	(2)	0.75	2.04
Class H
2013	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.01%	$25,429	0.26	%(3)	0.72%	0.01%
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01	25,646	0.23	(3)	0.72	0.01
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01	24,405	0.30	(3)	0.72	0.01
2010	1.00	—	(0.04)	0.04	—	—	(1)	—		—	(1)	1.00	0.02 ††	31,797	0.43	(2)(3)	0.71	0.09
2009	1.00	0.02	—	—	0.02	(0.02)		—		(0.02)		1.00	1.93	58,276	0.64	(2)	0.67	2.11
Sweep Class
2013	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.01%	$3,169	0.26	%(3)	1.04%	0.01%
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01	4,170	0.23	(3)	1.04	0.01
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01	4,710	0.30	(3)	1.04	0.01
2010	1.00	—	(0.04)	0.04	—	—	(1)	—		—	(1)	1.00	0.06 ††	31,787	0.39	(2)(3)	1.03	0.14
2009	1.00	0.02	—	—	0.02	(0.02)		—		(0.02)		1.00	1.62	57,135	0.95	(2)(3)	1.00	1.54

Amounts designated as “—” are zero or have been rounded to zero.

(1)	Amount represents less than $0.01 per share.
(2)	The expense ratio includes the Treasury Guarantee Program expense. The Fund participated in the Temporary Guarantee Program for Money Market Funds from September 18, 2008 through September 18, 2009. Had the expense been excluded, the expense ratio would have been equal to, or less than, the expense ratio cap figure. See Note 3 for expense ratio cap figure.
(3)	The Distributor and/or Administrator have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers and the Treasury Guarantee Program expense been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense ratio cap figure.
*	Per share calculations were performed using average shares.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	The total return includes payment by affiliate. Had the payment been excluded the total return would have been (3.28)%, (3.41)%, (3.42)%, (3.45)% and (3.42)% for Class A, Class B, Class C, Class H and Sweep Class, respectively.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Annual Report / January 31, 2013	59

Financial Highlights

For the years ended January 31,

For a Share Outstanding Throughout the Years

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate*	Total from Operations*	Dividends from Net Investment Income		Distributions from Realized Capital Gains		Total Dividends		Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Treasury Fund
Class A
2013	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.01%	$82,339	0.14	%(3)	0.59%	0.01%
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01	199,520	0.08	(3)	0.59	0.01
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.02	175,749	0.18	(3)	0.59	0.02
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.07	295,695	0.17	(2)	0.56	0.07
2009	1.00	0.01	—	—	0.01	(0.01)		—		(0.01)		1.00	1.27	572,906	0.19	(2)	0.55	1.18
Class B
2013	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.01%	$108,605	0.14	%(3)	0.64%	0.01%
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01	114,026	0.08	(3)	0.64	0.01
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01	178,769	0.19	(3)	0.64	0.01
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.06	184,127	0.20	(2)(3)	0.61	0.06
2009	1.00	0 .01	—	—	0.01	(0.01)		—		(0.01)		1.00	1.06	487,254	0.40	(2)(3)	0.59	1.12
Class C
2013	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.01%	$10,983	0.14	%(3)	0.84%	0.01%
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01	6,984	0.08	(3)	0.84	0.01
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01	10,948	0.18	(3)	0.84	0.01
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.06	26,423	0.20	(2)(3)	0.81	0.06
2009	1.00	0 .01	—	—	0.01	(0.01)		—		(0.01)		1.00	0.93	72,803	0.53	(2)(3)	0.80	0.98
Sweep Class
2013	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.01%	$126,593	0.14	%(3)	1.09%	0.01%
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01	137,336	0.08	(3)	1.09	0.01
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01	129,514	0.19	(3)	1.09	0.01
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.06	138,438	0.18	(2)(3)	1.06	0.06
2009	1.00	0 .01	—	—	0.01	(0.01)		—		(0.01)		1.00	0.77	206,719	0.61	(2)(3)	1.05	0.67
Treasury II Fund
Class A
2013	$1.00	$—	$—	$—	$—	$—	(1)	$—	(1)	$—	(1)	$1.00	0.01%	$460,590	0.08	%(3)	0.59%	0.01%
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01	472,352	0.05	(3)	0.59	0.01
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01	287,823	0.12	(3)	0.59	0.01
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.04	436,276	0.12	(2)	0.55	0.04
2009	1.00	0 .01	—	—	0.01	(0.01)		—		(0.01)		1.00	1.05	688,813	0.20	(2)	0.54	0.87
Class B
2013	$1.00	$—	$—	$—	$—	$—	(1)	$—	(1)	$—	(1)	$1.00	0.01%	$330,880	0.08	%(3)	0.64%	0.01%
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01	395,099	0.05	(3)	0.64	0.01
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01	178,037	0.12	(3)	0.64	0.01
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.04	165,266	0.12	(2)(3)	0.60	0.04
2009	1.00	0 .01	—	—	0.01	(0.01)		—		(0.01)		1.00	0.82	363,238	0.39	(2)(3)	0.59	0.58
Class C
2013	$1.00	$—	$—	$—	$—	$—	(1)	$—	(1)	$—	(1)	$1.00	0.01%	$5,982	0.08	%(3)	0.84%	0.01%
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01	5,924	0.05	(3)	0.84	0.01
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01	6,183	0.12	(3)	0.84	0.01
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.04	8,619	0.12	(2)(3)	0.80	0.04
2009	1.00	0 .01	—	—	0.01	(0.01)		—		(0.01)		1.00	0.69	13,364	0.47	(2)(3)	0.79	0.50

Amounts designated as “—” are zero or have been rounded to zero.

(1)	Amount represents less than $0.01 per share.
(2)	The expense ratio includes the Treasury Guarantee Program expense. The Fund participated in the Temporary Guarantee Program for Money Market Funds from September 18, 2008 through September 18, 2009. Had the expense been excluded, the expense ratio would have been equal to, or less than, the expense ratio cap figure. See Note 3 for expense ratio cap figure.
(3)	The Distributor and/or Administrator have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers and the Treasury Guarantee Program expense been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense ratio cap figure.
*	Per share calculations were performed using average shares.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

60	SEI Daily Income Trust / Annual Report / January 31, 2013

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Total from Operations*	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Ultra Short Duration Bond Fund
Class A
2013	$9.26	$0.08	$0.13	$0.21	$(0.10)	$—	$(0.10)	$9.37	2.31%	$241,007	0.38%	0.74%	0.85%	197%
2012	9.33	0.10	(0.05)	0.05	(0.12)	—	(0.12)	9.26	0.55	255,002	0.38	0.74	1.08	177
2011	9.24	0.13	0.12	0.25	(0.16)	—	(0.16)	9.33	2.74	465,612	0.38	0.74	1.37	78
2010	8.51	0.24	0.73	0.97	(0.24)	—	(0.24)	9.24	11.58	257,238	0.38	0.75	2.72	73
2009	9.69	0.32	(1.18)	(0.86)	(0.32)	—	(0.32)	8.51	(9.00)	207,081	0.38	0.75	3.50	99
Short-Duration Government Fund
Class A
2013	$10.72	$0.06	$0.04	$0.10	$(0.10)	$(0.10)	$(0.20)	$10.62	0.92%	$711,100	0.48%	0.74%	0.55%	628%
2012	10.59	0.09	0.17	0.26	(0.12)	(0.01)	(0.13)	10.72	2.53	739,126	0.48	0.74	0.85	712
2011	10.52	0.09	0.18	0.27	(0.14)	(0.06)	(0.20)	10.59	2.59	867,313	0.48	0.72	0.84	521
2010	10.25	0.21	0.29	0.50	(0.23)	—	(0.23)	10.52	4.94	377,088	0.48	0.75	2.02	347
2009	10.21	0.36	0.04	0.40	(0.36)	—	(0.36)	10.25	4.05	288,064	0.48	0.74	3.53	693
Intermediate-Duration Government Fund
Class A
2013	$11.91	$0.16	$0.03	$0.19	$(0.21)	$—	$(0.21)	$11.89	1.63%	$37,523	0.53%	0.73%	1.33%	740%
2012	11.32	0.17	0.64	0.81	(0.22)	— (1)	(0.22)	11.91	7.22	71,458	0.53	0.74	1.47	726
2011	11.24	0.13	0.39	0.52	(0.19)	(0.25)	(0.44)	11.32	4.62	187,944	0.53	0.72	1.14	590
2010	11.20	0.32	0.41	0.73	(0.32)	(0.37)	(0.69)	11.24	6.61	62,977	0.53	0.76	2.82	213
2009	10.76	0.38	0.44	0.82	(0.38)	—	(0.38)	11.20	7.85	92,025	0.53	0.74	3.48	641
GNMA Fund
Class A
2013	$10.91	$0.09	$0.13	$0.22	$(0.19)	$(0.24)	$(0.43)	$10.70	1.98%	$304,425	0.63%	0.70%	0.83%	867%
2012	10.58	0.02	0.83	0.85	(0.13)	(0.39)	(0.52)	10.91	8.09	243,016	0.63	0.70	0.22	1,515
2011	10.28	0.13	0.49	0.62	(0.16)	(0.16)	(0.32)	10.58	6.06	334,415	0.63	0.70	1.27	1,024
2010	9.84	0.32	0.47	0.79	(0.35)	—	(0.35)	10.28	8.18	198,914	0.63	0.72	3.16	533
2009	9.63	0.40	0.21	0.61	(0.40)	—	(0.40)	9.84	6.51	160,639	0.63	0.71	4.08	474

Amounts designated as “—” are zero or have been rounded to zero.

*	Per share calculations were performed using average shares.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Amount represents less than $0.01 per share.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Annual Report / January 31, 2013	61

Notes to Financial Statements

January 31, 2013

1. ORGANIZATION

SEI Daily Income Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with ten operational Funds: the Money Market, Government, Government II, Prime Obligation, Treasury and Treasury II (each a “Fund,” collectively the “Money Market Funds”), the Ultra Short Duration Bond, Short-Duration Government, Intermediate-Duration Government and GNMA (each a “Fund,” collectively the “Fixed Income Funds”). The Trust is registered to offer: Class A shares of the Funds; Class B and Class C shares of the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds; Class G shares of the Ultra Short Duration Bond Fund; Class H shares of the Prime Obligation Fund; and Sweep Class shares of the Money Market, Government and Treasury Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objective and strategies.

As of January 31, 2013, the Class G shares had not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market trans-

actions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent third-party pricing agent, the Fixed Income Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of January 31, 2013, there were no fair valued securities in the Funds.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

62	SEI Daily Income Trust / Annual Report / January 31, 2013

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the fiscal year ended January 31, 2013, there have been no significant changes to the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

For the Fixed Income Funds, amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

For the Money Market Funds, all amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and accretion of discounts are included in interest income.

Repurchase Agreements — To the extent consistent with its Investment Objective and Strategies, securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, the Fixed Income Funds utilized futures contracts during the fiscal year ended January 31, 2013. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Funds may use futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund’s investments in swap contracts is mainly used as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective

SEI Daily Income Trust / Annual Report / January 31, 2013	63

Notes to Financial Statements (Continued)

January 31, 2013

commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect a Fund’s value from changes in interest rates, or to expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. There were no outstanding swap agreements as of January 31, 2013.

Options Written/Purchased — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options contracts to add return or to hedge their existing portfolio securities. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing or writing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. There were no outstanding options contracts as of January 31, 2013.

TBA Purchase Commitments — To the extent consistent with its Investment Objective and Strategies, a Fixed Income Fund may engage in “to be announced” (“TBA”) purchase commitments to purchase securities for a fixed price at a future date. TBA purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation” above.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its Class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities

64	SEI Daily Income Trust / Annual Report / January 31, 2013

(e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Restricted Securities — Throughout the year, the Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings that could not be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there from. In addition, the Funds had generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of those investments. These investments were valued at amortized cost as determined in accordance with the procedures approved by the Board of Trustees. At January 31, 2013, the Funds did not own any restricted securities.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and nonclass specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

Redemption Fees — The Funds charge a redemption fee based on a redemption, or a series of redemptions from a single identifiable source that in the aggregate exceed a specified dollar threshold within any thirty day period, as presented below:

	Dollar Threshold ($ Thousands)	Redemption Fee
Ultra Short Duration Bond Fund	$10,000	0.50%
Short-Duration Government Fund	25,000	0.25%
Intermediate-Duration Government Fund	10,000	0.25%
GNMA Fund	10,000	0.25%

For the year ended January 31, 2013, the Fixed Income Funds did not retain any redemption fees. Such fees, if any, are retained by the Fixed Income Funds for the benefit of the remaining shareholders.

3. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration, and Distribution Agreements — SEI Investments Management Corporation (“SIMC”) serves as each Fund’s investment adviser (the “Adviser”) and “manager of managers” under an investment advisory agreement approved by the shareholders of each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust also has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940.

Such plans provide fees payable to the Distributor up to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level.

The waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntarily and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time. In addition, some Funds may participate in a commission recapture program where the Funds’ trades may be executed through the Funds’ distributor, and a portion of the commissions paid on those trades are then used to pay the Funds’ expenses.

SEI Daily Income Trust / Annual Report / January 31, 2013	65

Notes to Financial Statements (Continued)

January 31, 2013

The following is a summary of annual fees payable to the Adviser, Administrator and Distributor and the voluntary expense limitations for each fund:

	Advisory Fees		Administration Fees	Shareholder Servicing Fees	Administrative Service Fees	Distribution Fees*	Voluntary Expense Limitations
Money Market Fund
Class A	0.07%		0.33%	0.25%	—	—	0.18	%(1)
Class B	0.07%		0.33%	0.25%	0.05%	—	0.48	%(1)
Class C	0.07%		0.33%	0.25%	0.25%	—	0.68	%(1)
Sweep Class	0.07%		0.33%	0.25%	—	0.50%	0.93	%(1)
Government Fund
Class A	0.07%		0.24%	0.25%	—	—	0.20	%(3)
Class B	0.07%		0.24%	0.25%	0.05%	—	0.50	%(3)
Class C	0.07%		0.24%	0.25%	0.25%	—	0.70	%(3)
Sweep Class	0.07%		0.24%	0.25%	—	0.50%	0.95	%(1)
Government II Fund
Class A	0.07%		0.19%	0.25%	—	—	0.20	%(2)
Class B	0.07%		0.19%	0.25%	0.05%	—	0.50	%(2)
Class C	0.07%		0.19%	0.25%	0.25%	—	0.70	%(2)
Prime Obligation Fund
Class A	0.07%		0.19%	0.25%	—	—	0.20	%(2)
Class B	0.07%		0.19%	0.25%	0.05%	—	0.50	%(2)
Class C	0.07%		0.19%	0.25%	0.25%	—	0.70	%(2)
Class H	0.07%		0.19%	0.25%	0.18%	—	0.63	%(1)
Sweep Class	0.07%		0.19%	0.25%	—	0.50%	0.95	%(1)
Treasury Fund
Class A	0.07%		0.24%	0.25%	—	—	0.20	%(2)
Class B	0.07%		0.24%	0.25%	0.05%	—	0.50	%(2)
Class C	0.07%		0.24%	0.25%	0.25%	—	0.70	%(2)
Sweep Class	0.07%		0.24%	0.25%	—	0.50%	0.95	%(1)
Treasury II Fund
Class A	0.07%		0.24%	0.25%	—	—	0.20	%(2)
Class B	0.07%		0.24%	0.25%	0.05%	—	0.50	%(2)
Class C	0.07%		0.24%	0.25%	0.25%	—	0.70	%(2)
Ultra Short Duration Bond Fund
Class A	0.10	%(5)	0.35%	0.25%	—	—	0.38	%(4)
Short-Duration Government Fund
Class A	0.09	%(5)	0.35%	0.25%	—	—	0.48	%(4)
Intermediate-Duration Government Fund
Class A	0.09	%(5)	0.35%	0.25%	—	—	0.53	%(4)
GNMA Fund
Class A	0.09	%(5)	0.32%	0.25%	—	—	0.63	%(4)

(1)	Represents a voluntary cap that may be discontinued at any time.
(2)	Represents a contractual cap effective through January 31, 2013, to be changed only by board approval.
(3)	Represents a contractual cap of .25%, .55%, and .75% of Class A, B, and C, respectively, effective through January 31, 2010, to be changed only by Board approval. In addition, management has voluntarily waived fees to a cap of .20%, .50%, and .70% of Class A, B, and C, respectively, that may be discontinued at any time.
(4)	Represents a voluntary cap that may be discontinued at any time. Prior to March 1, 2008, the cap for the Ultra Short Duration Bond, Short-Duration Government, Intermediate-Duration Government and GNMA Funds were .35%, .45%, .50%, and .60%, respectively.
(5)	The Adviser receives an annual fee equal to .10% on the first $500 million of net assets, .075% of net assets between $500 million and $1 billion and .05% on the net assets in excess of $1 billion for the Ultra Short Duration Bond Fund, Short-Duration Government, Intermediate-Duration Government and GNMA Funds. The fee is calculated based on the combined assets of these Funds.

*	These payments are characterized as “compensation” and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses. These payments may be used to compensate sweep class shareholders who provide distribution-related services to their customers.

66	SEI Daily Income Trust / Annual Report / January 31, 2013

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class A of each fund, except for the GNMA Fund, since inception of the plan. Such waivers are voluntary and may be discontinued at any time. For Classes B, C, and H, the shareholder servicing fees and the administrative service fees are shown combined as “Administrative & Shareholder Servicing Fees” in the Statements of Operations. The Administrator and Distributor have voluntarily agreed to waive and reduce their fee and/or reimburse certain expenses of the Money Market Funds in order to limit the one-day net income yield of the Funds to not less than 0.01% of the Funds’ average daily net assets. The following table shows the waivers by class for the year ended January 31, 2013 ($ Thousands):

	Administrative & Shareholder Servicing Fee Waiver	Administrative Fee Waiver
Money Market Fund
Class A	$—	$—
Class B	109	—
Class C	136	—
Sweep Class	155	—
Government Fund
Class A	—	489
Class B	390	55
Class C	53	4
Sweep Class	243	14
Government II Fund
Class A	—	994
Class B	510	145
Class C	48	8
Prime Obligation Fund
Class A	—	1
Class B	310	—
Class C	198	—
Class H	88	—
Sweep Class	27	—
Treasury Fund
Class A	—	82
Class B	299	61
Class C	39	5
Sweep Class	1,160	94
Treasury II Fund
Class A	—	538
Class B	946	371
Class C	30	7

Pursuant to the “manager of managers” structure, the Board of Trustees approved BofA Advisors, LLC (formerly Columbia Management Advisors, LLC) as sub-adviser to the Money Market Funds, Logan Circle Partners, L.P. serves as sub-adviser to the Ultra Short Duration Bond Fund and Wellington Management Company, LLP (“Wellington LLP”) serves as sub-adviser to the Fixed Income Funds. Each sub-adviser is party to an investment sub-advisory agreement with the Advisor. For its services to the Funds, the sub-advisers are entitled to receive a fee paid directly by the Adviser.

Other — Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator, Adviser, or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator, Adviser and/or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, Sub-Advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board of Trustees.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. For the year ended January 31, 2013, the Trust has not participated in the Program.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, for the year ended January 31, 2013, were as follows for the Fixed Income Funds:

	Ultra Short Duration Bond Fund ($ Thousands)	Short- Duration Government Fund ($ Thousands)	Intermediate- Duration Government Fund ($ Thousands)	GMNA Fund ($ Thousands)
Purchases
U.S. Government	$249,406	$4,109,598	$405,816	$2,390,814
Other	121,909	—	—	—
Sales
U.S. Government	266,467	4,121,947	434,263	2,329,464
Other	136,045	1,651	223	144

5. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

SEI Daily Income Trust / Annual Report / January 31, 2013	67

Notes to Financial Statements (Continued)

January 31, 2013

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature.

To the extent these differences are permanent, they are charged or credited to Paid-in Capital, undistributed net investment income, or accumulated net realized gain, as appropriate, in the periods that the differences arise.

Accordingly, the following permanent differences, primarily attributable to different treatment for gains and losses on paydowns of mortgage and asset-backed securities for tax purposes, distribution reclassification, expiration of capital losses, non-deductible excise tax and investments in treasury inflationary protected securities have been reclassified to/from the following accounts as of January 31, 2013:

	Paid-in-Capital ($ Thousands)	Undistributed Net Investment Income ($ Thousands)	Accumulated Net Realized Gain (Loss) ($ Thousands)
Money Market Fund	$—	$2	$(2)
Government Fund	(49)	—	49
Government II Fund	(1)	(7)	8
Treasury Fund	(1)	—	1
Treasury II Fund	—	(1)	1
Ultra Short Duration Bond Fund	(1,020)	580	440
Short-Duration Government Fund	—	3,015	(3,015)
Intermediate-Duration Government Fund	—	399	(399)
GNMA Fund	—	2,555	(2,555)

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions during the last two fiscal years was as follows:

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Total ($ Thousands)
Money Market Fund	2013	$227	$—	$227
	2012	147	—	147
Government Fund	2013	265	—	265
	2012	505	—	505
Government II Fund	2013	163	—	163
	2012	147	—	147
Prime Obligation Fund	2013	2,739	—	2,739
	2012	1,466	—	1,466
Treasury Fund	2013	38	—	38
	2012	51	—	51
Treasury II Fund	2013	94	—	94
	2012	56	—	56
Ultra Short Duration Bond Fund	2013	2,657	—	2,657
	2012	3,373	—	3,373
Short-Duration Government Fund	2013	11,946	902	12,848
	2012	8,871	137	9,008
Intermediate-Duration Government Fund	2013	1,016	—	1,016
	2012	1,242	1	1,243
GNMA Fund	2013	10,523	950	11,473
	2012	10,127	1,452	11,579

As of January 31, 2013, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post-October Losses ($ Thousands)	Other Temporary Differences ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Total Earnings/ (Accumulated Losses) ($ Thousands)
Money Market Fund	$15	$—	$—	$—	$(13)	$—	$2
Government Fund	24	—	(36)	—	(24)	—	(36)
Government II Fund	10	—	—	—	(13)	—	(3)
Prime Obligation Fund	82	—	(59)	—	(81)	—	(58)
Treasury Fund	3	—	(27)	—	(3)	—	(27)
Treasury II Fund	6	—	—	—	(7)	—	(1)
Ultra Short Duration Bond Fund	184	—	(23,526)	(213)	(201)	(150)	(23,906)
Short-Duration Government Fund	575	—	—	(915)	(2,137)	10,604	8,127
Intermediate-Duration Government Fund	186	—	(1,151)	(23)	(52)	973	(67)
GNMA Fund	464	—	—	(818)	(469)	6,677	5,854

68	SEI Daily Income Trust / Annual Report / January 31, 2013

At January 31, 2013, the following Funds had capital loss carryforwards to offset future realized capital gains:

	Amount ($ Thousands)	Expiration
Government Fund	$4	1/31/14
	32	1/31/16
Prime Obligation Fund	59	1/31/17
Treasury Fund	22	1/31/14
	5	1/31/15
Ultra Short Duration Bond Fund	1,045	1/31/14
	1,716	1/31/15
	296	1/31/16
	181	1/31/17
	3,642	1/31/18
	11,895	1/31/19

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. It is the Funds’ intent that they will not distribute any realized gain distributions until the carryforwards have been offset or expired.

During the fiscal year ended January 31, 2013, the Prime Obligation Fund and Intermediate-Duration Government Fund utilized $8,108 and $405,850, respectively, of capital loss carryforwards to offset capital gains. During the fiscal year ended January 31, 2013, the Government Fund, Treasury Fund and Ultra Short Duration Bond Fund had expired capital loss carryforwards of $48,872, $809 and $1,020,315, respectively.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long- term capital losses rather than being considered all short-term as under previous law.

Losses carried forward under these new provisions are as follows ($ Thousands):

	Short-Term Loss	Long-Term Loss	Total*
Ultra Short Duration Bond Fund	$—	$4,751	$4,751
Intermediate-Duration Government Fund	861	290	1,151

*	This table should be used in conjunction with the capital loss carryforwards table.

During the fiscal year ended January 31, 2013, the Money Market Funds’ cost of securities for Federal income tax purposes approximates the cost located in the Statements of Assets and Liabilities.

For Federal income tax purposes, the cost of securities owned at January 31, 2013, and net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fixed Income Funds at January 31, 2013, were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Ultra Short Duration Bond Fund	$253,664	$1,133	$(1,283)	$(150)
Short-Duration Government Fund	909,699	11,727	(1,123)	10,604
Intermediate-Duration Government Fund	45,978	1,211	(238)	973
GNMA Fund	435,924	8,352	(1,675)	6,677

Management has analyzed the Funds’ tax positions taken on the federal tax returns for all open tax years and has concluded that as of January 31, 2013, no provision for income tax is required in the Funds’ financial statements. All uncertain tax positions, except for the accretion of market discount associated with the structured investment vehicles subject to the capital support agreement, meet the more likely than not criteria established in ASC paragraph 740. SEI, which is the parent company of the Adviser, has agreed to indemnify the fund if the Internal Revenue Service (“IRS”) were to disagree with a position taken on the tax return for the fiscal year ended January 31, 2010. Accordingly, no provision for taxes is required. The Funds’ federal income and excise tax returns are subject to examination by the IRS for all open tax years under the applicable Statute of Limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. INVESTMENT RISKS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty to the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claim is considered remote.

7. RECENT ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board issued a further update to the guidance “Balance Sheet — Disclosures about Offsetting Assets and Liabilities”. The amendments to this standard require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The amended guidance is effective for interim and annual reporting periods beginning after January 1, 2013. The adoption of this update did not materially affect the Funds’ financial condition or results of operation.

SEI Daily Income Trust / Annual Report / January 31, 2013	69

Notes to Financial Statements (Concluded)

January 31, 2013

8. SUBSEQUENT EVENTS

The Trust, on behalf of the Funds, has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

70	SEI Daily Income Trust / Annual Report / January 31, 2013

Report of Independent Registered Public Accounting Firm

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES

SEI DAILY INCOME TRUST:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SEI Daily Income Trust, comprised of the Money Market Fund, Government Fund, Government II Fund, Prime Obligation Fund, Treasury Fund, Treasury II Fund, Ultra Short Duration Bond Fund, Short-Duration Government Fund, Intermediate-Duration Government Fund, and GNMA Fund (collectively the “Funds”), as of January 31, 2013, and the related statements of operations for the year then ended, changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2013, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising SEI Daily Income Trust as of January 31, 2013, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

March 28, 2013

SEI Daily Income Trust / Annual Report / January 31, 2013	71

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

The following chart lists Trustees and Officers as of January 31, 2013.

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

Name Address, and Age	Position(s) Held with Trusts	Term of Office And Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
INTERESTED TRUSTEES
Robert A. Nesher One Freedom Valley Drive Oaks, PA 19456 66 yrs. old	Chairman of the Board of Trustees*	since 1982	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	96	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Investments — Global Fund Services, Limited, SEI Investments (Europe), Limited, SEI Global Nominee Ltd., SEI Structured Credit Fund, L.P.
William M. Doran One Freedom Valley Drive Oaks, PA 19456 72 yrs. old	Trustee*	since 1982	Self-employed consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Secretary of SEI since 1978.	96	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI since 1974. Director of the Distributor since 2003. Director of SEI Investments — Global Fund Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia), SEI Global Nominee Ltd., and SEI Asset Korea Co., Ltd.
TRUSTEES
George J. Sullivan, Jr. One Freedom Valley Drive Oaks, PA 19456 70 yrs. old	Trustee	since 1996	Retired since January 2012. Self- Employed Consultant, Newfound Consultants Inc. since April 1997- December 2011.	96	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, State Street Navigator Securities Lending Trust, and SEI Structured Credit Fund, L.P., member of the Independent Review Committee for SEI’s Canadian-registered mutual funds.
Rosemarie B. Greco One Freedom Valley Drive Oaks, PA 19456 66 yrs. old	Trustee	since 1999	Director, Governor’s Office of Health Care Reform, Commonwealth of Pennsylvania from 2003 to 2008.	96	Director, Sunoco, Inc.; Director, Excelon Corporation; Trustee, Pennsylvania Real Estate Investment Trust.

*	Messrs. Nesher and Doran are Trustees who may be deemed as “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with SIMC and the Trust’s Distributor.
[1]

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, Adviser Managed Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust , SEI Alpha Strategy Portfolios, L.P. and New Covenant Funds.

72	SEI Daily Income Trust / Annual Report / January 31, 2013

Name Address, and Age	Position(s) Held with Trusts	Term of Office And Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
TRUSTEES (continued)
Nina Lesavoy One Freedom Valley Drive Oaks, PA 19456 55 yrs. old	Trustee	since 2003	Founder and Managing Director, Avec Capital since 2008. Managing Director, Cue Capital from March 2002-March 2008.	96	Director of SEI Structured Credit Fund, L.P.
James M. Williams One Freedom Valley Drive Oaks, PA 19456 65 yrs. old	Trustee	since 2004	Vice President and Chief Investment Officer, J. Paul Getty Trust, Non-Profit Foundation for Visual Arts, since December 2002.	96	Trustee/Director of Ariel Mutual Funds, and SEI Structured Credit Fund, L.P.
Mitchell A. Johnson One Freedom Valley Drive Oaks, PA 19456 71 yrs. old	Trustee	since 2007	Private Investor since 1994.	96	Trustee of the Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, and Bishop Street Funds
Hubert L. Harris, Jr. One Freedom Valley Drive Oaks, PA 19456 69 yrs. old	Trustee	since 2008	Retired since December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc., 1997-December 2005. Chief Executive Officer, INVESCO North America, September 2003-December 2005.	96	Director of Colonial BancGroup, Inc. and St. Joseph’s Translational Research Institute; Chair of the Board of Trustees, Georgia Tech Foundation, Inc. (nonprofit corporation); Board of Councilors of the Carter Center.
OFFICERS
Robert A. Nesher One Freedom Valley Drive Oaks, PA 19456 66 yrs. old	President and CEO	since 2005	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	N/A	N/A
Peter A. Rodriguez One Freedom Valley Drive Oaks, PA 19456 51 yrs. old	Controller and Chief Financial Officer	since 2011	Director, Fund Accounting, SEI Investments Global Funds Services (March 2011, September 2002 to March 2005 and 1997- 2002); Director, Mutual Fund Trading, SEI Private Trust Company (May 2009 to February 2011); Director, Asset Data Services, Global Wealth Services (June 2006 to April 2009)	N/A	N/A
Russell Emery One Freedom Valley Drive Oaks, PA 19456 50 yrs. old	Chief Compliance Officer	since 2006	Chief Compliance Officer of SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Institutional Investments Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, and Bishop Street Funds, since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Chief Compliance Officer of Adviser Managed Trust since December 2010. Chief Compliance Officer of New Covenant Funds since February 2012.	N/A	N/A
Timothy D. Barto One Freedom Valley Drive Oaks, PA 19456 44 yrs. old	Vice President and Secretary	since 2002	General Counsel, Vice President and Secretary of SIMC and the Administrator since 2004. Vice President and Assistant Secretary of SEI since 2001. Vice President of SIMC and the Administrator since 1999.	N/A	N/A
Aaron Buser One Freedom Valley Drive Oaks, PA 19456 42 yrs. old	Vice President and Assistant Secretary	since 2008	Vice President and Assistant Secretary of SIMC since 2007. Associate at Stark & Stark (2004-2007).	N/A	N/A

SEI Daily Income Trust / Annual Report / January 31, 2013	73

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited) (Concluded)

The following chart lists Trustees and Officers as of January 31, 2013

Name Address, and Age	Position(s) Held with Trusts	Term of Office And Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
OFFICERS (Continued)
David F. McCann One Freedom Valley Drive Oaks, PA 19456 36 yrs. old	Vice President and Assistant Secretary	since 2009	Vice President and Assistant Secretary of SIMC since 2008. Attorney, Drinker Biddle & Reath, LLP (law firm), May 2005-October 2008.	N/A	N/A
Stephen G. MacRae One Freedom Valley Drive Oaks, PA 19456 45 yrs. old	Vice President	since 2012	Director of Global Investment Product Management, January 2004 to present.	N/A	N/A
Keri E. Rohn One Freedom Valley Drive Oaks, PA 19456 32 yrs. old	Privacy Officer and Anti-Money Laundering Compliance Officer	since 2009	Compliance Officer of SEI Investments Company since June 2003.	N/A	N/A

[1]

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, Adviser Managed Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Alpha Strategy Portfolios, L.P. and New Covenant Funds.

74	SEI Daily Income Trust / Annual Report / January 31, 2013

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 8/1/12	Ending Account Value 1/31/13	Annualized Expense Ratios	Expenses Paid During Period*
Money Market Fund
Actual Fund Return
Class A	$1,000.00	$1,000.40	0.18%	$0.91
Class B	1,000.00	1,000.10	0.25	1.26
Class C	1,000.00	1,000.10	0.25	1.26
Sweep Class	1,000.00	1,000.10	0.25	1.26
Hypothetical 5% Return
Class A	$1,000.00	$1,024.23	0.18%	$0.92
Class B	1,000.00	1,023.93	0.25	1.27
Class C	1,000.00	1,023.88	0.25	1.27
Sweep Class	1,000.00	1,023.88	0.25	1.27
Government Fund
Actual Fund Return
Class A	$1,000.00	$1,000.10	0.17%	$0.85
Class B	1,000.00	1,000.10	0.17	0.85
Class C	1,000.00	1,000.10	0.17	0.85
Sweep Class	1,000.00	1,000.10	0.17	0.85
Hypothetical 5% Return
Class A	$1,000.00	$1,024.28	0.17%	$0.87
Class B	1,000.00	1,024.28	0.17	0.87
Class C	1,000.00	1,024.28	0.17	0.87
Sweep Class	1,000.00	1,024.28	0.17	0.87

	Beginning Account Value 8/1/12	Ending Account Value 1/31/13	Annualized Expense Ratios	Expenses Paid During Period*
Government II Fund
Actual Fund Return
Class A	$1,000.00	$1,000.10	0.12%	$0.60
Class B	1,000.00	1,000.10	0.12	0.60
Class C	1,000.00	1,000.10	0.12	0.60
Hypothetical 5% Return
Class A	$1,000.00	$1,024.53	0.12%	$0.61
Class B	1,000.00	1,024.53	0.12	0.61
Class C	1,000.00	1,024.48	0.12	0.61
Prime Obligation Fund
Actual Fund Return
Class A	$1,000.00	$1,000.30	0.20%	$1.01
Class B	1,000.00	1,000.10	0.25	1.26
Class C	1,000.00	1,000.10	0.25	1.26
Class H	1,000.00	1,000.10	0.25	1.26
Sweep Class	1,000.00	1,000.10	0.25	1.26
Hypothetical 5% Return
Class A	$1,000.00	$1,024.13	0.20%	$1.02
Class B	1,000.00	1,023.88	0.25	1.27
Class C	1,000.00	1,023.88	0.25	1.27
Class H	1,000.00	1,023.88	0.25	1.27
Sweep Class	1,000.00	1,023.88	0.25	1.27

SEI Daily Income Trust / Annual Report / January 31, 2013	75

Disclosure of Fund Expenses (Unaudited) (Concluded}

	Beginning Account Value 8/1/12	Ending Account Value 1/31/13	Annualized Expense Ratios	Expenses Paid During Period*
Treasury Fund
Actual Fund Return
Class A	$1,000.00	$1,000.10	0.14%	$0.70
Class B	1,000.00	1,000.10	0.15	0.75
Class C	1,000.00	1,000.10	0.15	0.75
Sweep Class	1,000.00	1,000.10	0.15	0.75
Hypothetical 5% Return
Class A	$1,000.00	$1,024.43	0.14%	$0.71
Class B	1,000.00	1,024.38	0.15	0.76
Class C	1,000.00	1,024.38	0.15	0.76
Sweep Class	1,000.00	1,024.38	0.15	0.76
Treasury II Fund
Actual Fund Return
Class A	$1,000.00	$1,000.10	0.09%	$0.45
Class B	1,000.00	1,000.10	0.09	0.45
Class C	1,000.00	1,000.10	0.09	0.45
Hypothetical 5% Return
Class A	$1,000.00	$1,024.68	0.09%	$0.46
Class B	1,000.00	1,024.68	0.09	0.46
Class C	1,000.00	1,024.68	0.09	0.46

	Beginning Account Value 8/1/12	Ending Account Value 1/31/13	Annualized Expense Ratios	Expenses Paid During Period*
Ultra Short Duration Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,010.50	0.38%	$1.92
Hypothetical 5% Return
Class A	$1,000.00	$1,024.15	0.38%	$1.93
Short-Duration Government Fund
Actual Fund Return
Class A	$1,000.00	$999.10	0.48%	$2.41
Hypothetical 5% Return
Class A	$1,000.00	$1,022.72	0.48%	$2.44
Intermediate-Duration Government Fund
Actual Fund Return
Class A	$1,000.00	$998.80	0.53%	$2.66
Hypothetical 5% Return
Class A	$1,000.00	$1,022.47	0.53%	$2.69
GNMA Fund
Actual Fund Return
Class A	$1,000.00	$999.40	0.63%	$3.17
Hypothetical 5% Return
Class A	$1,000.00	$1,021.97	0.63%	$3.20

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366.

76	SEI Daily Income Trust / Annual Report / January 31, 2013

Notice to Shareholders (Unaudited)

For shareholders that do not have a January 31, 2013, taxable year end, this notice is for information purposes only. For shareholders with a January 31, 2013, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended January 31, 2013, the Funds are designating the following with regard to distributions paid during the year:

Fund	(A) Long-Term Capital Gain Distribution	(B) Ordinary Income Distributions (Tax Basis)	(C) Total Distributions (Tax Basis)	U.S. Government Interest (1)		Interest Related Dividends (2)	Short-Term Capital Gains Dividends (3)
Money Market Fund	0.00%	100.00%	100.00%	0.86	%*	99.59%	100.00%
Government Fund	0.00%	100.00%	100.00%	17.92	%*	100.00%	0.00%
Government II Fund	0.00%	100.00%	100.00%	25.94	%*	99.64%	100.00%
Prime Obligation Fund	0.00%	100.00%	100.00%	1.01	%*	100.00%	0.00%
Treasury Fund	0.00%	100.00%	100.00%	34.71	%*	100.00%	0.00%
Treasury II Fund	0.00%	100.00%	100.00%	89.08	%*	99.02%	100.00%
Ultra Short Duration Bond Fund	0.00%	100.00%	100.00%	0.45	%*	100.00%	0.00%
Short-Duration Government Fund	6.69%	93.31%	100.00%	0.56	%*	75.97%	100.00%
Intermediate-Duration Government Fund	0.00%	100.00%	100.00%	0.55	%*	100.00%	0.00%
GNMA Fund	8.50%	91.50%	100.00%	0.00	%*	58.23%	100.00%

Items (A), (B), (C) are based on the percentage of the Fund’s total distribution.

(1)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the “*” funds who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(2)	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(3)	The percentage in this column represents the amount of “Short-Term Capital Gains Dividends” and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

Please consult your tax adviser for proper treatment of this information.

SEI Daily Income Trust / Annual Report / January 31, 2013	77

SEI DAILY INCOME TRUST ANNUAL REPORT JANUARY 31, 2013

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David McCann

Vice President, Assistant Secretary

Aaron Buser

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Keri E. Rohn

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-F-022 (01/13)

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least two audit committee financial experts serving on the audit committee.

(a) (2) The audit committee financial experts are George J. Sullivan, Jr. and Hubert L. Harris, Jr. Messrs. Sullivan and Harris are independent as defined in Form N-CSR Item 3 (a) (2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the fiscal years 2013 and 2012 as follows:

	Fiscal 2013			Fiscal 2012
	All fees and services to the Registrant that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval
(a) Audit Fees(1)	$190,000	N/A	$0	$183,000	N/A	$0
(b) Audit-Related Fees(3)	$20,000	$0	$0	$0	$0	$0
(c) Tax Fees	$0	$0	$0	$0	$0	$0
(d) All Other Fees(2)	$0	$262,000	$0	$0	$261,000	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	See section (g)(1).
(3)	Audit-related fees include amounts related to attestation reporting over compliance with an exemptive order under the federal securities laws.

(e)(1) The Registrant’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Registrant may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services: (1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Fiscal 2013	Fiscal 2012
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not Applicable.

(g)(1) The aggregate non-audit fees and services billed by KPMG for the fiscal years 2013 and 2012 were $262,000 and $261,000, respectively. Non-audit fees consist of SSAE No. 16 review of fund accounting and administration operations, attestation report in accordance with Rule 17 Ad-13, agreed upon procedures report over certain internal controls related to compliance with federal securities laws and regulations and tax compliance and consulting services.

(h) During the past fiscal year, Registrant’s principal accountant provided certain non-audit services to Registrant’s investment adviser or to entities controlling, controlled by, or under common control with Registrant’s investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant’s Board of Trustees reviewed and considered these non-audit services provided by Registrant’s principal accountant to Registrant’s affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not Applicable.

Item 6.	Schedule of Investments

Included in Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not Applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b)) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the
Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Daily Income Trust

By:	/S/ ROBERT A. NESHER
Robert A. Nesher President & CEO

Date: April 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ ROBERT A. NESHER
Robert A. Nesher President & CEO

Date: April 8, 2013

By:	/S/ PETER A. RODRIGUEZ
Peter A. Rodriguez Controller & CFO

Date: April 8, 2013